                                                    Registration Nos. 333-36260
                                                                      811-05301

      As filed with the Securities and Exchange Commission on May 1, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.   [ ]               [ ]

   Post-Effective Amendment No.  [14]              [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                 [94]              [X]

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                             Wilmington, DE 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470G
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

   It is proposed that the filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)
   [X] on May 1, 2006 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)

   If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

                        Group Immediate Variable Annuity
                               Contract issued by
                           AIG Life Insurance Company
                         through its Variable Account I

                      This prospectus is dated May 1, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and AIG Life Insurance Company ("AIG Life") where you agree to make one Premium Payment to AIG Life and AIG Life agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 31 investment options to which you can allocate your money - 30 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (The Vanguard Group(R) public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The currently offered variable investment options are Portfolios of Vanguard(R) Variable Insurance Fund ("Vanguard VIF Portfolios") and The Vanguard Group public Mutual Funds ("Vanguard Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

See "Investment Options" on page 7 for a complete list of the variable investment options. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center as shown on page 4 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The
Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS


DEFINITIONS .................................................................  5

SUMMARY OF THE CONTRACT .....................................................  7
         Purpose of the Annuity Contract ....................................  7
         Type of Contract ...................................................  7
         Purchase of the Contract ...........................................  7
         Investment Options .................................................  7
         Expenses ...........................................................  9
                  Mortality and Expense Risk Charge .........................  9
                  Statutory Premium Tax Charge ..............................  9
                  Other Expenses ............................................  9
         Right to Examine Period ............................................  9
         Cancellation Rights ................................................  9

FEE TABLES .................................................................. 10

CONDENSED FINANCIAL INFORMATION ............................................. 11

INVESTMENT OPTIONS .......................................................... 13
         Variable Investment Options ........................................ 13
         Fixed Investment Option ............................................ 20

EXPENSES .................................................................... 20
         Summary of Costs of Investing in the Contracts ..................... 20
         Mortality and Expense Risk Charge .................................. 20
         Statutory Premium Taxes ............................................ 21
         Income Taxes ....................................................... 21
         Transfer Fee ....................................................... 21
         Fund Expenses ...................................................... 21
         Reduction of Certain Charges and Additional Amounts Credited ....... 21

THE CONTRACT ................................................................ 22
         General Description ................................................ 22
         Who Should Purchase a Contract ..................................... 22
         About the Contract ................................................. 22
         Purchasing a Contract .............................................. 22
         Allocation of Premium .............................................. 23
         Right to Examine Period ............................................ 23
         Market Timing ...................................................... 23
         Fund-Rejected Transfers ............................................ 24
         Transfers Among Investment Options ................................. 24
                  Minimum Transfer Amount ................................... 25
         Effective Date of Transfers Among Variable Investment Options ...... 25
         Automatic Rebalancing .............................................. 25
         Dollar Cost Averaging .............................................. 26
         Cancellation Rights ................................................ 26

                  Access To Your Money ...................................... 26
                  Cancellation Of The Contract .............................. 26
                  Computing the Cancellation Value .......................... 26
                  Taxes ..................................................... 27
         Rights Reserved by the Company ..................................... 27

ANNUITY PAYMENTS ............................................................ 28
         Generally .......................................................... 28
         Annuity Payment Options ............................................ 28
         Annuity Units ...................................................... 29
         Determination of the Initial Annuity Payment ....................... 30
         Impact of Annuitant's Age on Annuity Payments ...................... 30
         Impact of Annuitant's Gender on Annuity Payments ................... 30
         Impact of Length of Payment Periods on Annuity Payments ............ 30
         Determination of Subsequent Variable Annuity Payments .............. 31
         Assumed Investment Return .......................................... 31

ACCESS TO YOUR MONEY ........................................................ 32
         Generally .......................................................... 32
         Deferment of Payments .............................................. 32

DEATH BENEFIT................................................................ 33
         Death Within Six Months of the Contract Date........................ 33
         Death Prior to Income Start Date.................................... 33
         Death of Contract Owner After the Income Start Date................. 33
         Death of Annuitant After the Income Start Date...................... 33
         Designation of Beneficiary.......................................... 34

PERFORMANCE ................................................................. 34

TAXES ....................................................................... 35
         Introduction ....................................................... 35
         Annuity Contracts in General ....................................... 36
         Tax Treatment of Distributions -- Qualified Contracts .............. 36
         Distributions in General ........................................... 36
         Tax Treatment of Distributions -- Non-Qualified Contracts .......... 38
         Non-Qualified Contracts Owned by Non-Natural Persons ............... 39
         Section 1035 Exchanges ............................................. 39
         Diversification and Investor Control ............................... 39
         Withholding ........................................................ 39

OTHER INFORMATION ........................................................... 40
         AIG Life Insurance Company ......................................... 40
         Guarantee of Insurance Obligations ................................. 40
         Ownership .......................................................... 41
         Voting Rights ...................................................... 41
         Distribution of the Contract ....................................... 42
         Legal Proceedings .................................................. 42

FINANCIAL STATEMENTS ........................................................ 43

APPENDIX .................................................................... 44

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ................ 49

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

  ----------------------------------------------------------------------------
  ADMINISTRATIVE CENTER:                      HOME OFFICE:
  ----------------------------------------------------------------------------
  (U.S. Mail)                                 AIG Life Insurance Company
  AIG Life Insurance Company                  One ALICO Plaza
  Group Annuity Administration Department     600 King Street
  600 King Street (DPEN)                      Wilmington, Delaware  19801
  Wilmington, Delaware  19801
  1-877-299-1724
  ----------------------------------------------------------------------------

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds

Vanguard 500 Index Fund
Vanguard Dividend Growth Fund
Vanguard GNMA Fund
Vanguard Inflation-Protected Securities Fund
Vanguard Prime Money Market Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund
Vanguard Total Bond Market Index Fund
Vanguard U.S. Growth Fund
Vanguard Wellington(TM) Fund
Vanguard Windsor(TM) Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Moderate Growth Fund

The above Vanguard Funds were previously available under a separate prospectus but were made available to you as of May 1, 2004, if your Contract was issued on a qualified basis.

As of March 4, 2004, Vanguard PRIMECAP Fund was no longer available to new investors. Contract Owners invested in the Fund as of May 2, 2005 may retain the investment but cannot use the account value invested in Vanguard PRIMECAP Fund for any other purpose except to transfer to one of the other currently offered investment options.

As of December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund were no longer offered as investment options under the Contract. As of May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option under the Contract.

Vanguard VIF Portfolios

Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth Portfolio*
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio*

*This Vanguard Fund was previously available under a separate prospectus but was made available to you as of May 1, 2004.

The UIF Portfolios not currently offered are:

UIF Portfolios

UIF Core Plus Fixed Income Portfolio - Class I Shares
UIF Equity Growth Portfolio - Class I Shares
UIF International Magnum Portfolio - Class I Shares
UIF Mid Cap Growth Portfolio - Class I Shares
UIF Money Market Portfolio - Class I Shares
UIF Technology Portfolio - Class I Shares
UIF Value Portfolio - Class I Shares

If any portion of your account value was invested in any of the UIF Portfolios listed above as of April 30, 2003, you may retain the investment, but you cannot use any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios or Vanguard Funds (if issued on a qualified basis). No additional account value may be invested in any of the UIF Portfolios.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

-----------------------------------------------------------------------------------------------------
                               Maximum Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
                       Charge                                             Amount
-----------------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of                        None
purchase payments)
-----------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10 per transfer
                                                      (There is no charge for the first 12 transfers
                                                      each Contract year; thereafter, we reserve the
                                                       right to charge a fee of $10 per transfer.)
-----------------------------------------------------------------------------------------------------
Statutory Premium Taxes - qualified Contracts                       0 - 1% of premium
-----------------------------------------------------------------------------------------------------
Statutory Premium Taxes - non-qualified Contracts                  0 - 3.5% of premium
-----------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

-----------------------------------------------------------------------------
                       Variable Account Annual Expenses
                  (as a percentage of average account value)
-----------------------------------------------------------------------------
                            Charge                                  Amount
-----------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                             1.25%
-----------------------------------------------------------------------------
             Total Variable Account Annual Expenses                 1.25%
-----------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.

-----------------------------------------------------------------------------
                         Annual Fund Fees and Expenses
          (as a percentage of average daily variable account value)
-----------------------------------------------------------------------------
Charge                                        Maximum           Minimum
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses           0.60%             0.14%
(expenses that are deducted from Fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
-----------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                         CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES

Vanguard Funds:
                                                                        12/31/03     12/31/04     12/31/05
                                                                        --------     --------     --------
         500 Index Fund
         Accumulation Unit value at beginning of year                   $   7.87     $  10.03     $  11.03
         Accumulation Unit value at end of year                         $  10.03     $  11.03     $  11.47
         Number of Accumulation Units outstanding at end of year             809          753        2,435

         Prime Money Market Fund
         Accumulation Unit value at beginning of year                   $  10.06     $  10.08     $  10.11
         Accumulation Unit value at end of year                         $  10.08     $  10.11     $  10.34
         Number of Accumulation Units outstanding at end of year             530          493          454

         PRIMECAP Fund
         Accumulation Unit value at beginning of year                   $   7.53     $  10.30     $  12.09
         Accumulation Unit value at end of year                         $  10.30     $  12.09     $  13.02
         Number of Accumulation Units outstanding at end of year             276          257          236

         Small-Cap Growth Index Fund
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  14.02
         Number of Accumulation Units outstanding at end of year             N/A          N/A        1,383

         Small-Cap Value Index Fund
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  13.01
         Number of Accumulation Units outstanding at end of year             N/A          N/A        1,459

         Total Bond Market Index Fund
         Accumulation Unit value at beginning of year                        N/A     $  10.98     $  11.36
         Accumulation Unit value at end of year                         $  10.98     $  11.36     $  11.54
         Number of Accumulation Units outstanding at end of year             481          840          771

         U.S. Growth Fund
         Accumulation Unit value at beginning of year                   $   7.14     $   8.93     $   9.49
         Accumulation Unit value at end of year                         $   8.93     $   9.49     $  10.47
         Number of Accumulation Units outstanding at end of year             552          514          473

         Wellington Fund
         Accumulation Unit value at beginning of year                   $   8.96     $  10.74     $  11.85
         Accumulation Unit value at end of year                         $  10.74     $  11.85     $  12.56
         Number of Accumulation Units outstanding at end of year             268          249        9,809

         Windsor Fund
         Accumulation Unit value at beginning of year                   $   7.68     $  10.44     $  11.75
         Accumulation Unit value at end of year                         $  10.44     $  11.75     $  12.25
         Number of Accumulation Units outstanding at end of year             274          255          235

         LifeStrategy Conservative Growth Fund
         Accumulation Unit value at beginning of year                   $   9.36     $  10.83     $  11.61
         Accumulation Unit value at end of year                         $  10.83     $  11.61     $  12.03
         Number of Accumulation Units outstanding at end of year           3,189        2,961        2,712

Vanguard Funds:
                                                                        12/31/03     12/31/04     12/31/05
                                                                        --------     --------     --------
         LifeStrategy Growth Fund
         Accumulation Unit value at beginning of year                   $   8.35     $  10.64     $  11.89
         Accumulation Unit value at end of year                         $  10.64     $  11.89     $  12.62
         Number of Accumulation Units outstanding at end of year           1,283        1,192        1,092

         LifeStrategy Income Fund
         Accumulation Unit value at beginning of year                   $   9.89     $  10.88     $  11.44
         Accumulation Unit value at end of year                         $  10.88     $  11.44     $  11.73
         Number of Accumulation Units outstanding at end of year           1,907        1,771        1,546

         LifeStrategy Moderate Growth Fund
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  12.41
         Number of Accumulation Units outstanding at end of year             N/A          N/A       35,678

Vanguard VIF Portfolios:

         Equity Income Portfolio
         Accumulation Unit value at beginning of year                        N/A          N/A     $  10.84
         Accumulation Unit value at end of year                              N/A     $  10.84     $  11.20
         Number of Accumulation Units outstanding at end of year             N/A        1,646        1,593

         High-Yield Bond Portfolio
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  10.87
         Number of Accumulation Units outstanding at end of year             N/A          N/A       10,939

         International Portfolio
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  12.92
         Number of Accumulation Units outstanding at end of year             N/A          N/A        9,871

         Money Market Portfolio
         Accumulation Unit value at beginning of year                        N/A          N/A          N/A
         Accumulation Unit value at end of year                              N/A          N/A     $  10.29
         Number of Accumulation Units outstanding at end of year             N/A          N/A            0

         REIT Index Portfolio
         Accumulation Unit value at beginning of year                        N/A          N/A     $  12.10
         Accumulation Unit value at end of year                              N/A     $  12.10     $  13.43
         Number of Accumulation Units outstanding at end of year             N/A        1,731        1,616

UIF Portfolios:

         Core Plus Fixed Income Portfolio
         Accumulation Unit value at beginning of year                   $  10.54     $  10.95     $  11.34
         Accumulation Unit value at end of year                         $  10.95     $  11.34     $  11.73
         Number of Accumulation Units outstanding at end of year           3,504        3,278        3,047

         Equity Growth Portfolio
         Accumulation Unit value at beginning of year                   $   7.51     $   9.32     $   9.96
         Accumulation Unit value at end of year                         $   9.32     $   9.96     $  11.44
         Number of Accumulation Units outstanding at end of year           3,526        3,298        3,066

         Technology Portfolio
         Accumulation Unit value at beginning of year                   $   5.67     $   8.31     $   8.12
         Accumulation Unit value at end of year                         $   8.31     $   8.12     $   8.03
         Number of Accumulation Units outstanding at end of year           1,748        1,635        1,520

         Value Portfolio
         Accumulation Unit value at beginning of year                   $   8.30     $  11.04     $  12.91
         Accumulation Unit value at end of year                         $  11.04     $  12.91     $  13.40
         Number of Accumulation Units outstanding at end of year             211            0            0

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

        . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

        . Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term capital appreciation and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

        . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

        . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

        . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

        . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Small Cap Growth

                Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

        . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

        . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management"-or indexing- strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

        . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

        . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

        . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid-and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisors feel are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

        . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

        . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

        . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

        . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $930 billion. Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co., LLC serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Portfolios available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

        . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S. Treasury and government agency bonds, and mortgage-backed securities.

        . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

        . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

        . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio uses multiple investment advisors.

        . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

        . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

        . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds
                - commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks.

        . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Portfolio uses multiple investment advisors.

        . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

        . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

        . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the MSCI U.S. REIT Index ("Index"). The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

        . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's). The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

        . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

        . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management" - or indexing-investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

        . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's ("S&P") Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds-Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co., LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

        .       No sales load or sales charge
        .       No annual Contract maintenance charge
        .       No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)
        .       Maximum Annual Mortality and Expense Risk Charge: 1.25%
        .       Fees and expenses paid by the Funds which ranged from 0.14% to
                0.60% in the fiscal year ended December 31, 2005

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. Statutory Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non-qualified Contracts. In addition, some local governments may also levy a Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds, the Vanguard VIF Portfolios and the UIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

        .       the size and nature of the group;

        .       the total amount of premium we expect to receive from the group;

        . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

        . dilution in the value of Fund shares underlying investment options of other Contract Owners;

        . interference with the efficient management of the Fund's portfolio; and

        .       increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

        . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

        . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

        . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

        (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

        (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

        (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You have the right to cancel your Contract if your group Contract Owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving Annuity Payments or, you as Contract Owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

        . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

        . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

        . Reflect a change in the variable account or any subaccount thereunder;

        .       Create new variable accounts;

        . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

        . Transfer any assets in any subaccount in the variable account with another variable account;

        . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

        . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

        . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

        . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

        .       Make any changes to comply with the rules of any Fund.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

        . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

        . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

        . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

        . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

        . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

        .       Option 1 - Life Annuity

                Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.


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



        .       Option 2 - Life Annuity With A Guaranteed Number of Years

                Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

        .       Option 3 - Joint and Survivor Annuity

                Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive, however, the amount of the remaining Annuity Payments will be a percentage of the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

        . Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

                Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

        . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

        . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

        . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

        . the portion of the premium allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

        . the age and gender of the Annuitant (and Joint Annuitant, if any);

        .       the Annuity Payment Option selected;

        .       the frequency of Annuity Payments;

        .       the deduction of applicable Statutory Premium Taxes; and

        .       the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

        .       If value is transferred from one investment option to another.

        . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

        . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

        . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

        . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance for a year (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

        . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

        . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

                . the NYSE is closed other than weekend and holiday closings;

                .       trading on the NYSE is restricted;

                . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

                . the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your group Contract Owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, dies within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by

        . calculating the actuarial present value of future variable Annuity Payments as described in the first bullet point under "Computing the Cancellation Value" earlier on in this prospectus; and

        . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

        .       Annuity Payment Option 3 - Joint and Survivor Annuity; or

        . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

        .       Annuity Payment Option 1 - Life Annuity; or

        . Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

        (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

        (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

        (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

        (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

        .       Individual Retirement Annuities;

        . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

        .       Keogh Plans; and

        . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

        . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

        .       where the taxpayer is age 59 1/2 or older;

        .       where payment is made on account of death;

        . where the payment is made on account of the taxpayer's disability;

        . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

        .       in some cases, upon separation from service on or after age 55;
                or

        .       certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

        .       the taxpayer is age 59 1/2 or older;

        .       the payment is made on account of death;

        .       the payment is made on account of the taxpayer's disability;

        . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

        . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

        .       or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is 600 King Street (DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our Contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AIG Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AIG Life.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the Fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the Fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the Fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each Fund in whose corresponding subaccount you have value. We determine the number of Fund shares that are attributable to you by dividing the corresponding value in a particular Fund by the net asset value of one Fund share. After the Income Start Date, we determine the number of Fund shares that are attributable to you by dividing the reserve maintained in a particular Fund to meet the obligations under the Contract by the net asset value of one Fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each Fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a Fund will receive proxy material, reports and other materials relating to the appropriate Funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Contract Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other variable accounts and for the variable accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG Life, the Variable Account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AIG Life, the Variable Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                              FINANCIAL STATEMENTS

The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, DPEN, Wilmington, Delaware, 19801, attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

                                    APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.02%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.02%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.37% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.37%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.37% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.37%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared-The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year-Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments-We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $679.08

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration:  $569.26

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            569.26      569.26      569.26      569.26      569.26       569.26

       2              2007            66            541.10      569.26      574.10      585.10      596.10       607.10

       3              2008            67            514.33      569.26      578.98      601.38      624.21       647.46

       4              2009            68            488.89      569.26      583.90      618.12      653.64       690.50

       5              2010            69            464.70      569.26      588.87      635.32      684.46       736.39

       10             2015            74            360.59      569.26      614.33      728.76      861.77      1015.92

       15             2020            79            279.80      569.26      640.90      835.96     1085.01      1401.56

       20             2025            84            217.11      569.26      668.61      958.92     1366.09      1933.58

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $679.08

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $339.54. The monthly guaranteed payment of $339.54 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            624.17      624.17      624.17      624.17      624.17       624.17

       2              2007            66            610.09      624.17      626.59      632.09      637.59       643.09

       3              2008            67            596.71      624.17      629.03      640.23      651.64       663.27

       4              2009            68            583.98      624.17      631.49      648.60      666.36       684.79

       5              2010            69            571.89      624.17      633.97      657.20      681.77       707.74

       10             2015            74            519.83      624.17      646.71      703.92      770.42       847.50

       15             2020            79            479.44      624.17      659.99      757.52      882.05      1040.32

       20             2025            84            448.09      624.17      673.84      819.00     1022.58      1306.33

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $637.65

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            527.37      527.37      527.37      527.37      527.37       527.37

       2              2007            66            501.28      527.37      531.85      542.04      552.24       562.43

       3              2008            67            476.48      527.37      536.38      557.13      578.27       599.81

       4              2009            68            452.91      527.37      540.94      572.63      605.54       639.68

       5              2010            69            430.51      527.37      545.54      588.56      634.09       682.21

       10             2015            74            334.05      527.37      569.13      675.14      798.35       941.17

       15             2020            79            259.21      527.37      593.73      774.44     1005.17      1298.42

       20             2025            84            201.13      527.37      619.41      888.36     1265.56      1791.29

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $637.65

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $318.83. The monthly guaranteed payment of $318.83 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.12%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -1.62%       3.50%       4.38%       6.38%       8.38%       10.38%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            582.51      582.51      582.51      582.51      582.51       582.51

       2              2007            66            569.47      582.51      584.75      589.85      594.94       600.04

       3              2008            67            557.07      582.51      587.01      597.39      607.96       618.73

       4              2009            68            545.28      582.51      589.29      605.14      621.59       638.67

       5              2010            69            534.08      582.51      591.59      613.11      635.87       659.93

       10             2015            74            485.85      582.51      603.39      656.39      718.00       789.41

       15             2020            79            448.43      582.51      615.69      706.05      821.41       968.04

       20             2025            84            419.39      582.51      628.53      763.00      951.60      1214.47

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION .......................................................... 3

         AIG Life ............................................................ 3

         Variable Account I .................................................. 3

         National Union Fire Insurance Company of Pittsburgh, Pa. ............ 3

SERVICES ..................................................................... 4

DISTRIBUTION OF THE CONTRACTS ................................................ 4

CONTRACT PROVISIONS .......................................................... 5

         Variable Annuity Payments ........................................... 5

         Annuity Unit Value .................................................. 5

         Net Investment Factor ............................................... 5

         Misstatement of Age or Gender ....................................... 6

         Evidence of Survival ................................................ 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS ................................... 6

         Gender neutral policies ............................................. 6

         Certain Arrangements ................................................ 7

         Our General Account ................................................. 7

MATERIAL CONFLICTS ........................................................... 7

FINANCIAL STATEMENTS ......................................................... 8

         Separate Account Financial Statements ............................... 8

         AIG Life Financial Statements ....................................... 8

         National Union Financial Statements ................................. 8

         Incorporation of AIG Financial Information .......................... 8

INDEX TO FINANCIAL STATEMENTS ................................................ 9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contracts issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Group Immediate Variable Annuity
Contract Form Number 11GVIA1000 with 16GVIA1000 certificate

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are solely its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Contracts are not available in all states.

(c) 2006 American International Group, Inc. All rights reserved.

                                 [LOGO OF IMSA]
                             INSURANCE MARKETPLACE
                             STANDARDS ASSOCIATION

                           Membership in IMSA applies
                           only to AIG Life Insurance
                             Company and not to its
                                   products.

                             ICA File No. 811-05301

                        Group Immediate Variable Annuity
                               Contract issued by
                           AIG Life Insurance Company
                         through its Variable Account I

                      This prospectus is dated May 1, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and AIG Life Insurance Company ("AIG Life") where you agree to make one Premium Payment to AIG Life and AIG Life agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 24 investment options - 23 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic Annuity Payments will change depending on the investment performance of the mutual Funds you select. You bear the investment risk. The currently offered variable investment options are mutual Funds from AllianceBernstein Growth Funds, American Funds(R), Franklin(R) Templeton(R) Investments, MFS(R) Mutual Funds, OppenheimerFunds(R), Putnam Investments, and the Vanguard(R) Variable Insurance Fund ("Vanguard VIF").

See "Investment Options" on page 6 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center as shown on page 3 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS .................................................................  4
SUMMARY OF THE CONTRACT .....................................................  5
         Purpose of the Annuity Contract ....................................  5
         Type of Contract ...................................................  6
         Purchase of the Contract ...........................................  6
         Investment Options .................................................  6
         Expenses ...........................................................  7
                  Mortality and Expense Risk Charge .........................  7
                  Statutory Premium Tax Charge ..............................  7
                  Other Expenses ............................................  7
         Right to Examine Period ............................................  7
         Cancellation Rights ................................................  7
         Inquiries and Contract Owner and Annuitant Information .............  8
FEE TABLES ..................................................................  8
CONDENSED FINANCIAL INFORMATION .............................................  9
INVESTMENT OPTIONS ..........................................................  9
         Variable Investment Options ........................................  9
         Fixed Investment Option ............................................ 14
EXPENSES .................................................................... 14
         Summary of Costs of Investing in the Contracts ..................... 14
         Mortality and Expense Risk Charge .................................. 14
         Statutory Premium Taxes ............................................ 15
         Income Taxes ....................................................... 15
         Transfer Fee ....................................................... 15
         Fund Expenses ...................................................... 15
         Reduction of Certain Charges and Additional Amounts Credited ....... 15
         General ............................................................ 16
THE CONTRACT ................................................................ 16
         General Description ................................................ 16
         Who Should Purchase a Contract ..................................... 17
         About the Contract ................................................. 17
         Purchasing a Contract .............................................. 17
         Allocation of Premium .............................................. 17
         Right to Examine Period ............................................ 18
         Market Timing ...................................................... 18
         Fund-Rejected Transfers ............................................ 19
         Transfers Among Investment Options ................................. 20
                  Minimum Transfer Amount ................................... 20
         Effective Date of Transfers Among Variable Investment Options ...... 20
         Automatic Rebalancing .............................................. 21
         Dollar Cost Averaging .............................................. 21
         Cancellation Rights ................................................ 21
                  Access To Your Money ...................................... 21
                  Cancellation Of The Contract .............................. 22
                  Computing the Cancellation Value .......................... 22
                  Taxes ..................................................... 22
         Rights Reserved by the Company ..................................... 23
ANNUITY PAYMENTS ............................................................ 23
         Generally .......................................................... 23
         Annuity Payment Options ............................................ 24

         Annuity Units ...................................................... 26
         Determination of the Initial Annuity Payment ....................... 26
         Impact of Annuitant's Age on Annuity Payments ...................... 26
         Impact of Annuitant's Gender on Annuity Payments ................... 26
         Impact of Length of Payment Periods on Annuity Payments ............ 27
         Determination of Subsequent Variable Annuity Payments .............. 27
         Assumed Investment Return .......................................... 28
ACCESS TO YOUR MONEY ........................................................ 29
         Generally .......................................................... 29
         Deferment of Payments .............................................. 29
DEATH BENEFIT ............................................................... 29
         Death Within Six Months of the Contract Date ....................... 29
         Death Prior to Income Start Date ................................... 30
         Death of Contract Owner After the Income Start Date ................ 30
         Death of Annuitant After the Income Start Date ..................... 30
         Designation of Beneficiary ......................................... 31
PERFORMANCE ................................................................. 31
TAXES ....................................................................... 33
         Introduction ....................................................... 33
         Annuity Contracts in General ....................................... 33
         Tax Treatment of Distributions -- Qualified Contracts .............. 33
         Distributions in General ........................................... 33
         Tax Treatment of Distributions -- Non-Qualified Contracts .......... 35
         Non-Qualified Contracts Owned by Non-Natural Persons ............... 37
         Section 1035 Exchanges ............................................. 37
         Diversification and Investor Control ............................... 37
         Withholding ........................................................ 37
OTHER INFORMATION ........................................................... 38
         AIG Life Insurance Company ......................................... 38
         Guarantee of Insurance Obligations ................................. 39
         Ownership .......................................................... 39
         Voting Rights ...................................................... 39
         Distribution of the Contract ....................................... 40
         Legal Proceedings .................................................. 40
FINANCIAL STATEMENTS ........................................................ 41
APPENDIX .................................................................... 42
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ................ 48

CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

  ----------------------------------------------------------------------------
  ADMINISTRATIVE CENTER:                      HOME OFFICE:
  ----------------------------------------------------------------------------
  (U.S. Mail)                                 AIG Life Insurance Company
  AIG Life Insurance Company                  600 King Street
  Group Annuity Administration Department     Wilmington, Delaware 19801
  600 King Street (DPEN)
  Wilmington, Delaware  19801
  1-877-299-1724
  ----------------------------------------------------------------------------

                                   DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the Owner of the Contract, but in some circumstances the Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment Option - The method you choose to receive your stream of Annuity Payments.

Annuity Payments - The series of periodic income payments selected by the Contract Owner.

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions converted or rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 23 of which are offered under the Contract. Each of the 23 subaccounts invests exclusively in shares of a specific Fund. For more information, refer to the Funds' prospectuses.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Funds currently offered are:

AllianceBernstein Large Cap Growth Fund
American Funds(R) AMCAP Fund*
American Funds(R) The Bond Fund of America(SM)*
American Funds(R) Capital World Growth and Income Fund(R)*
American Funds(R) EuroPacific Growth Fund(R)*
American Funds(R) The Investment Company of America(R)*
American Funds(R) The New Economy Fund(R)*
American Funds(R) SMALLCAP World Fund(R)*
American Funds(R) Washington Mutual Investors Fund(SM)
Templeton Foreign Fund
Franklin Gold and Precious Metals Fund
Mutual Financial Services Fund
MFS(R) Emerging Growth Fund
MFS(R) New Discovery Fund*
MFS(R) Research Fund
Oppenheimer International Bond Fund
Oppenheimer Strategic Income Fund
Putnam Discovery Growth Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam International Capital Opportunities Fund
Putnam Voyager Fund
Vanguard VIF Money Market Portfolio

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this Contract.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, variable Annuity Payments. The amount of your variable Annuity Payments will increase or decrease depending on the investment performance of the subaccount(s) you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for your Premium Payment made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Statutory Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, contact us at the Administrative Center shown on page 3.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. Statutory State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

-----------------------------------------------------------------------------------------------------
                               Maximum Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
                       Charge                                             Amount
-----------------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of                        None
purchase payments)
-----------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10 per transfer
                                                      (There is no charge for the first 12 transfers
                                                      each Contract year; thereafter, we reserve the
                                                        right to charge a fee of $10 per transfer.)
-----------------------------------------------------------------------------------------------------
Statutory Premium Taxes - qualified Contracts                        0 - 1% of premium
-----------------------------------------------------------------------------------------------------
Statutory Premium Taxes - non-qualified Contracts                   0 - 3.5% of premium
-----------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

-----------------------------------------------------------------------------
                        Variable Account Annual Expenses
                  (as a percentage of average account value)
-----------------------------------------------------------------------------
                            Charge                                  Amount
-----------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                              1.25%
-----------------------------------------------------------------------------
            Total Variable Account Annual Expenses                   1.25%
-----------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.

---------------------------------------------------------------------------------------
                             Annual Fund Fees and Expenses
               (as a percentage of average daily variable account value)
---------------------------------------------------------------------------------------
                            Charge                          Maximum         Minimum
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (expenses that are      1.65%           0.15%
deducted from Fund assets include management fees,
distribution (12b-1) fees, and other expenses)/1/
---------------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

        /1/ Currently 9 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2007. The impact of contractual reimbursements or fee waivers is as follows:

--------------------------------------------------------------------------------
Charge                                       Maximum              Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating                   1.65%                0.15%
Expenses  for all of the Funds After
Contractual Reimbursement or Fee
Waiver
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2005, there were no outstanding accumulation unit values.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each Fund is a mutual fund registered with the SEC. The Funds' investment advisers may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the prospectus for each of the Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objectives.

AllianceBernstein

AllianceBernstein Large Cap Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is AllianceBernstein, L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual Funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these Funds and other Funds including those in The American Funds Group.

Franklin Templeton Investments

Templeton Foreign Fund - seeks long-term capital growth. Under normal market conditions, the fund invests mainly in the in the equity securities of companies locate outside the U.S., including emerging markets. The fund will invest, under normal circumstances, at least 80% of its net assets in 'foreign securities,' which may include emerging markets.

Franklin Gold and Precious Metals Fund - primarily seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends or interest received from its investments. Under normal market conditions, the fund invests at least 80% of its net assets in investments of gold and precious metals operation companies.

Mutual Financial Services Fund - primarily seeks capital appreciation, which may occasionally be short-term. Its secondary goal is income. Under normal market conditions, the fund invests at least 80% of its total assets in securities of financial services companies believed to be at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

The Templeton Foreign Fund is managed by Templeton Global Advisors Limited. The Franklin Gold and Precious Metals Fund is managed by Franklin Advisers, Inc. Franklin Mutual Financial Services Fund is managed by Franklin Mutual Advisers, LLC.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this Contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its net assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The Funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The Funds are managed by OppenheimerFunds, Inc.

Putnam Funds

Putnam Discovery Growth Fund - seeks long-term growth of capital. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Capital Opportunities Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are managed by Putnam Investment Management, LLC.

Vanguard VIF

Vanguard VIF Money Market Portfolio - seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.

The Portfolio is managed by The Vanguard Group(R).

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Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                    EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

        .       No sales load or sales charge
        .       No annual Contract maintenance charge
        .       No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)
        .       Maximum Annual Mortality and Expense Risk Charge: 1.25%
        .       Fees and expenses paid by the Funds which ranged from 0.15% to
                1.65% in the fiscal year ended December 31, 2005

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%.

The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the

Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. Statutory Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non-qualified Contracts. In addition, some local governments may also levy a Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the

Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

        .       the size and nature of the group;

        .       the total amount of premium we expect to receive from the group;

        . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                  THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with your Premium Payment. You may also transfer assets from an existing investment or insurance product.

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment within two business days. We will consider your application properly completed when:

        1. you have provided all the information requested on the application form;

        2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

        3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to the Administrative Center address shown on page 3, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

        . dilution in the value of Fund shares underlying investment options of other Contract Owners;

        . interference with the efficient management of the Fund's portfolio; and

        .       increased administrative costs.


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



We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

        . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

        . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

        . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

        (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

        (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

        (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You have the right to cancel your Contract if your group Contract Owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you. Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving Annuity Payments or, you as Contract Owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

        . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

        . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

        . Reflect a change in the variable account or any subaccount thereunder;

        .       Create new variable accounts;

        . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

        . Transfer any assets in any subaccount in the variable account with another variable account;

        . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

        . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

        . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

        . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

        .       Make any changes to comply with the rules of any Fund.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

        . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

        . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

        . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

        . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

        . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

        .       Option 1 - Life Annuity

                Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

        .       Option 2 - Life Annuity With A Guaranteed Number of Years

                Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

        .       Option 3 - Joint and Survivor Annuity

                Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive, however, the amount of the remaining Annuity Payments will be a percentage of the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

        . Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

                Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

        . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

        . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

        . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

        . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

        . the age and gender of the Annuitant (and Joint Annuitant, if any);

        .       the Annuity Payment Option selected;

        .       the frequency of Annuity Payments;

        .       the deduction of applicable Statutory Premium Taxes; and

        .       the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United

States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

        .       If value is transferred from one investment option to another.

        . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

        . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

        . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

        . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

        . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

        . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

        .       the NYSE is closed other than weekend and holiday closings;

        .       trading on the NYSE is restricted;

        . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

        .       the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Death Within Six Months of the Contract Date

If your group Contract Owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, dies within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by

        . calculating the actuarial present value of future variable Annuity Payments as described in the first bullet point under "Computing the Cancellation Value" earlier on in this prospectus; and

        . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

        .       Annuity Payment Option 3 - Joint and Survivor Annuity; or

        . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

        .       Annuity Payment Option 1 - Life Annuity; or

        . Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

        (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

        (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

        (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

        (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

        .       Individual Retirement Annuities;

        . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

        .       Keogh Plans; and

        . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments, upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

        . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

        .       where the taxpayer is age 59 1/2 or older;

        .       where payment is made on account of death;

        . where the payment is made on account of the taxpayer's disability;

        . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

        .       in some cases, upon separation from service on or after age 55;
                or

        .       certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

        .       the taxpayer is age 59 1/2 or older;

        .       the payment is made on account of death;

        .       the payment is made on account of the taxpayer's disability;

        . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

        . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

        .       or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is 600 King Street (DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AIG Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901-National Union's principal executive office is located at 70 Pine Street, New York, New York 10270-National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities-National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AIG Life.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the Fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the Fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the Fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each Fund in whose corresponding subaccount you have value. We determine the number of Fund shares that are attributable to you by dividing the corresponding value in a particular Fund by the net asset value of one Fund share. After the Income Start Date, we determine the number of Fund shares that are attributable to you by dividing the reserve maintained in a particular Fund to meet the obligations under the Contract by the net asset value of one Fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each Fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a Fund will receive proxy material, reports and other materials relating to the appropriate Funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Contract Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other separate accounts and for the separate accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG Life, the Variable Account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC")-In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices-The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act")-Certain affiliated persons of AIG, including AIG Life, the Variable Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act-The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products-It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion-In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                              FINANCIAL STATEMENTS

The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, DPEN, Wilmington, Delaware, 19801, attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

                                    APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.8%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.8%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 1.05% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 1.05%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.05% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.05%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $679.08

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $569.26

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            569.26      569.26      569.26      569.26      569.26       569.26

       2              2007            66            537.36      569.26      570.36      581.36      592.36       603.36

       3              2008            67            507.25      569.26      571.46      593.72      616.40       639.50

       4              2009            68            478.82      569.26      572.57      606.34      641.41       677.81

       5              2010            69            451.99      569.26      573.67      619.23      667.44       718.42

       10             2015            74            338.77      569.26      579.24      687.90      814.31       960.96

       15             2020            79            253.90      569.26      584.86      764.18      993.49      1285.40

       20             2025            84            190.30      569.26      590.53      848.92     1212.11      1719.37

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $679.08

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $339.54. The monthly guaranteed payment of $339.54 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            624.17      624.17      624.17      624.17      624.17       624.17

       2              2007            66            608.22      624.17      624.72      630.22      635.72       641.22

       3              2008            67            593.16      624.17      625.27      636.40      647.74       659.29

       4              2009            68            578.95      624.17      625.82      642.71      660.25       678.45

       5              2010            69            565.53      624.17      626.38      649.15      673.26       698.75

       10             2015            74            508.92      624.17      629.16      683.49      746.69       820.02

       15             2020            79            466.49      624.17      631.97      721.63      836.29       982.24

       20             2025            84            434.69      624.17      634.80      764.00      945.60      1199.23

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $637.65

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration:  $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            527.37      527.37      527.37      527.37      527.37       527.37

       2              2007            66            497.82      527.37      528.39      538.58      548.77       558.96

       3              2008            67            469.92      527.37      529.41      550.03      571.04       592.44

       4              2009            68            443.59      527.37      530.43      561.72      594.21       627.93

       5              2010            69            418.73      527.37      531.46      573.66      618.33       665.55

       10             2015            74            313.84      527.37      536.61      637.28      754.39       890.25

       15             2020            79            235.22      527.37      541.82      707.95      920.39      1190.81

       20             2025            84            176.30      527.37      547.07      786.45     1122.92      1592.85

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
     Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity payment option selected: $637.65

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity payment option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $318.83. The monthly guaranteed payment of $318.83 is being provided by the $50,000 applied under the fixed annuity payment option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                                                  Gross
                                                  ----------------------------------------------------------------------
                                                     0.00%       5.80%       6.00%       8.00%      10.00%       12.00%
                                                  ----------------------------------------------------------------------
                                                                                   Net
     Payment        Calendar       Attained       ----------------------------------------------------------------------
      Year            Year           Year           -2.30%       3.50%       3.70%       5.70%       7.70%        9.70%
     -------        --------       --------       ----------------------------------------------------------------------
       1              2006            65            582.51      582.51      582.51      582.51      582.51       582.51

       2              2007            66            567.73      582.51      583.02      588.11      593.21       598.31

       3              2008            67            553.78      582.51      583.53      593.84      604.34       615.05

       4              2009            68            540.62      582.51      584.04      599.68      615.93       632.79

       5              2010            69            528.19      582.51      584.55      605.65      627.99       651.60

       10             2015            74            475.74      582.51      587.13      637.46      696.02       763.95

       15             2020            79            436.44      582.51      589.73      672.80      779.02       914.23

       20             2025            84            406.97      582.51      592.36      712.05      880.28      1115.25

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION .......................................................... 3

         AIG Life ............................................................ 3

         Variable Account I .................................................. 3

         National Union Fire Insurance Company of Pittsburgh, Pa. ............ 3

SERVICES ..................................................................... 4

DISTRIBUTION OF THE CONTRACTS ................................................ 4

CONTRACT PROVISIONS .......................................................... 5

         Variable Annuity Payments ........................................... 5

         Annuity Unit Value .................................................. 5

         Net Investment Factor ............................................... 5

         Misstatement of Age or Gender ....................................... 6

         Evidence of Survival ................................................ 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS ................................... 6

         Gender neutral policies ............................................. 6

         Certain Arrangements ................................................ 7

         Our General Account ................................................. 7

MATERIAL CONFLICTS ........................................................... 7

FINANCIAL STATEMENTS ......................................................... 8

         Separate Account Financial Statements ............................... 8

         AIG Life Financial Statements ....................................... 8

         National Union Financial Statements ................................. 8

         Incorporation of AIG Financial Information .......................... 8

INDEX TO FINANCIAL STATEMENTS ................................................ 9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL

For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contracts issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Group Immediate Variable Annuity
Contract Form Number 11GVIA1000 with 16GVIA1000 certificate

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are solely its responsibility. AIG Life responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Contracts are not available in all states.

(c) 2006 American International Group, Inc.  All rights reserved.

                             [LOGO OF IMSA]
                          INSURANCE MARKETPLACE
                          STANDARDS ASSOCIATION

                        Membership in IMSA applies
                        only to AIG Life Insurance
                          Company and not to its
                                 products.

                           ICA File No. 811-05301

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I

                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                    GROUP ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2006

   This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated
May 1, 2006, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Contract prospectus.

                               TABLE OF CONTENTS

        GENERAL INFORMATION......................................... 3

           AIG Life................................................. 3
           Variable Account I....................................... 3
           National Union Fire Insurance Company of Pittsburgh, Pa.. 3

        SERVICES.................................................... 4

        DISTRIBUTION OF THE CONTRACTS............................... 4

        CONTRACT PROVISIONS......................................... 5

           Variable Annuity Payments................................ 5
           Annuity Unit Value....................................... 5
           Net Investment Factor.................................... 5
           Misstatement of Age or Gender............................ 6
           Evidence of Survival..................................... 6

        ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................. 6

           Gender neutral policies.................................. 6
           Certain Arrangements..................................... 7
           Our General Account...................................... 7

        MATERIAL CONFLICTS.......................................... 7

        FINANCIAL STATEMENTS........................................ 8

           Separate Account Financial Statements.................... 8
           AIG Life Financial Statements............................ 8
           National Union Financial Statements...................... 8
           Incorporation of AIG Financial Information............... 8

        INDEX TO FINANCIAL STATEMENTS............................... 9

                              GENERAL INFORMATION

AIG Life

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Contracts are AIG Life's, and AIG has no legal obligation to back those commitments.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account I

   We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account I is divided into separate subaccounts, not all of which are available under the Contracts offered by the Contract prospectuses as variable investment options. The subaccounts may be offered under other AIG Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AIG Life.

                                   SERVICES

   AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AIG for these services $831,348, $1,473,348 and $2,757,831, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AGLC for these services $30,831,012, $25,846,530 and $21,696,058, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   For certain Groups, the Contracts will be offered directly to participants and AIG Life may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AIG Life. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AIG Life, or (2) other broker-dealer firms, which are not affiliated with AIG Life. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AIG Life compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AIG Life has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                              CONTRACT PROVISIONS

Variable Annuity Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first portfolio shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

    (a)is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

    (b)is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a)is equal to:

       (i)the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

      (ii)the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

     (iii)a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

    (b)is equal to:

       (i)the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

      (ii)the per share charge or credit for any change in tax reserves for the prior Valuation Period.

    (c)is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 1.93% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

  .   state insurance law or federal income tax law changes;

  .   investment management of an underlying Fund changes; or

  . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

   The balance sheets of AIG Life at December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

I.   Variable Account I 2005 Financial Statements                                                           Page
     --------------------------------------------                                                         ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm...................... VA I - 1
Statement of Net Assets as of December 31, 2005.......................................................... VA I - 2
Statement of Operations for the year ended December 31, 2005............................................. VA I - 4
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004........................ VA I - 6
Notes to Financial Statements............................................................................ VA I - 30

II.  AIG Life 2005 Financial Statements                                                                     Page
     ----------------------------------                                                                   ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm...................... F - 2
Balance Sheets as of December 31, 2005 and 2004.......................................................... F - 3
Statements of Income for the years ended December 31, 2005, 2004 and 2003................................ F - 5
Statements of Shareholders' Equity for the years ended December 31, 2005, 2004 and 2003.................. F - 6
Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003............................ F - 7
Statements of Comprehensive Income for the years ended December 31, 2005, 2004 and 2003.................. F - 8
Notes to Financial Statements............................................................................ F - 9

III. National Union Financial Statements (Statutory Basis)                                                  Page
     -----------------------------------------------------                                                ---------
Report of PricewaterhouseCoopers LLP, Independent Auditors...............................................   2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2005 and 2004.........................   3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004........   4
Statements of Income and Changes in Capital and Surplus (Statutory Basis) for the years ended
  December 31, 2005 and 2004.............................................................................   5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004.................   6
Notes to Statutory Basis Financial Statements............................................................   7

[LOGO] AIG AMERICAN GENERAL

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002-5678
Telephone (713) 356-4000
Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

                                   VA I - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2005

                                                                                        Contract   Contract     Net assets
                                          Investment      Due from (to)                 owners -   owners -   attributable to
                                        securities - at AIG Life Insurance              annuity  accumulation contract owner
Sub-accounts                              fair value         Company        Net Assets  reserves   reserves      reserves
--------------------------------------- --------------- ------------------ ------------ -------- ------------ ---------------
AIM V.I. Capital Appreciation Fund -
  Series I                               $  1,097,185        $    --       $  1,097,185 $ 17,147 $  1,080,038  $  1,097,185
AIM V.I. International Growth Fund -
  Series I                                  1,348,401             --          1,348,401       --    1,348,401     1,348,401
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                                  39,906,607             --         39,906,607   47,175   39,859,432    39,906,607
AllianceBernstein Global Bond
  Portfolio - Class A                      16,023,510             --         16,023,510    2,336   16,021,174    16,023,510
AllianceBernstein Global Dollar
  Government Portfolio - Class A           20,414,905             --         20,414,905   15,884   20,399,021    20,414,905
AllianceBernstein Global Technology
  Portfolio - Class A                      57,690,438             (1)        57,690,437  118,333   57,572,104    57,690,437
AllianceBernstein Global Technology
  Portfolio - Class B                      23,948,289             --         23,948,289       --   23,948,289    23,948,289
AllianceBernstein Growth and Income
  Portfolio - Class A                     218,472,120             --        218,472,120  373,082  218,099,038   218,472,120
AllianceBernstein Growth and Income
  Portfolio - Class B                     184,401,927             --        184,401,927   81,876  184,320,051   184,401,927
AllianceBernstein Growth Portfolio -
  Class A                                  90,398,946             --         90,398,946   70,700   90,328,246    90,398,946
AllianceBernstein Growth Portfolio -
  Class B                                  55,274,332             --         55,274,332    2,115   55,272,217    55,274,332
AllianceBernstein High Yield
  Portfolio - Class A                      31,698,291             --         31,698,291       --   31,698,291    31,698,291
AllianceBernstein International
  Portfolio - Class A                      53,575,812             --         53,575,812   96,110   53,479,702    53,575,812
AllianceBernstein International Value
  Portfolio - Class A                      42,512,957             --         42,512,957       --   42,512,957    42,512,957
AllianceBernstein Large Cap Growth
  Portfolio - Class A                     150,054,813             (1)       150,054,812  401,533  149,653,279   150,054,812
AllianceBernstein Large Cap Growth
  Portfolio - Class B                      75,886,860             --         75,886,860   14,471   75,872,389    75,886,860
AllianceBernstein Money Market
  Portfolio - Class A                      19,216,465         52,998         19,269,463   16,350   19,253,113    19,269,463
AllianceBernstein Money Market
  Portfolio - Class B                      16,011,608         38,979         16,050,587       --   16,050,587    16,050,587
AllianceBernstein Real Estate
  Investment Portfolio - Class A           45,429,193             --         45,429,193  128,134   45,301,059    45,429,193
AllianceBernstein Small Cap Growth
  Portfolio - Class A                      42,654,055              1         42,654,056   70,859   42,583,197    42,654,056
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A                58,920,732             --         58,920,732       --   58,920,732    58,920,732
AllianceBernstein Total Return
  Portfolio - Class A                     158,084,859             (1)       158,084,858  108,799  157,976,059   158,084,858
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class A                                  71,957,016              1         71,957,017  118,140   71,838,877    71,957,017
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class B                                   3,092,745             --          3,092,745       --    3,092,745     3,092,745
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B         2,789,159             --          2,789,159   28,984    2,760,175     2,789,159
AllianceBernstein Utility Income
  Portfolio - Class A                      44,765,022             --         44,765,022   16,604   44,748,418    44,765,022
AllianceBernstein Value Portfolio -
  Class B                                  73,742,514             (2)        73,742,512       --   73,742,512    73,742,512
AllianceBernstein Worldwide
  Privatization Portfolio - Class A        39,865,503             --         39,865,503   62,201   39,803,302    39,865,503
Delaware VIP Balanced Series -
  Standard class                              851,121             --            851,121       --      851,121       851,121
Delaware VIP Capital Reserves Series
  - Standard class                            193,721            219            193,940       --      193,940       193,940
Delaware VIP Cash Reserves Series -
  Standard class                              294,944            320            295,264       --      295,264       295,264
Delaware VIP Growth Opportunities
  Series - Standard class                   1,011,377             (1)         1,011,376       --    1,011,376     1,011,376
Delaware VIP High Yield Series -
  Standard class                              465,351             --            465,351       --      465,351       465,351
Delaware VIP Value Series - Standard
  class                                     4,269,668             --          4,269,668   23,252    4,246,416     4,269,668
Dreyfus Stock Index Fund, Inc. -
  Initial shares                            6,788,477              1          6,788,478   49,914    6,738,564     6,788,478
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                1,538,179             --          1,538,179       --    1,538,179     1,538,179
Fidelity VIP Asset Manager Portfolio
  - Initial Class                           5,658,685             --          5,658,685   20,523    5,638,162     5,658,685
Fidelity VIP Contrafund Portfolio -
  Initial Class                             3,717,457             --          3,717,457   26,645    3,690,812     3,717,457
Fidelity VIP Growth Portfolio - Initial
  Class                                     4,256,337             --          4,256,337   26,971    4,229,366     4,256,337
Fidelity VIP High Income Portfolio -
  Initial Class                             1,183,065             --          1,183,065       --    1,183,065     1,183,065
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                 2,505,319             --          2,505,319   56,551    2,448,768     2,505,319
Fidelity VIP Money Market Portfolio
  - Initial Class                           2,088,573             --          2,088,573       --    2,088,573     2,088,573
Fidelity VIP Overseas Portfolio -
  Initial Class                               227,914             --            227,914       --      227,914       227,914
Mercury Basic Value V.I. Fund -
  Class I                                   6,403,795             --          6,403,795    5,374    6,398,421     6,403,795
Mercury Core Bond V.I. Fund - Class
  I                                           292,896          1,058            293,954       --      293,954       293,954
Mercury Domestic Money Market
  V.I. Fund - Class I                         350,493             (1)           350,492       --      350,492       350,492
Mercury Global Allocation V.I. Fund
  - Class I                                 1,491,358             --          1,491,358       --    1,491,358     1,491,358
Mercury Global Growth V.I. Fund -
  Class I                                     632,609             --            632,609       --      632,609       632,609
Mercury High Current Income V.I.
  Fund - Class I                              473,309          2,873            476,182       --      476,182       476,182
Mercury International Value V.I.
  Fund - Class I                            2,294,159             --          2,294,159       --    2,294,159     2,294,159
Mercury Large Cap Core V.I. Fund -
  Class I                                   1,824,091             --          1,824,091    5,393    1,818,698     1,824,091

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2005

                                                                                        Contract    Contract     Net assets
                                          Investment      Due from (to)                 owners -    owners -   attributable to
                                        securities - at AIG Life Insurance              annuity   accumulation contract owner
Sub-accounts                              fair value         Company       Net Assets   reserves    reserves      reserves
--------------------------------------- --------------- ------------------ ----------- ---------- ------------ ---------------
Mercury Large Cap Growth V.I. Fund -
  Class I                                 $   858,545         $  --        $   858,545 $       -- $   858,545    $   858,545
Mercury Utilities and
  Telecommunications V.I. Fund - Class
  I                                           542,590            (1)           542,589         --     542,589        542,589
Mercury Value Opportunities V.I. Fund -
  Class I                                   2,578,734            (1)         2,578,733         --   2,578,733      2,578,733
UBS U.S. Allocation Portfolio              16,474,139            --         16,474,139         --  16,474,139     16,474,139
UIF Core Plus Fixed Income Portfolio -
  Class I                                      35,745            (1)            35,744     35,744          --         35,744
UIF Equity Growth Portfolio - Class I          35,091            --             35,091     35,091          --         35,091
UIF Technology Portfolio - Class I             12,210            (1)            12,209     12,209          --         12,209
UIF Value Portfolio - Class I                      --            --                 --         --          --             --
Van Eck Worldwide Emerging Markets
  Fund                                        727,449            --            727,449         --     727,449        727,449
Van Eck Worldwide Hard Assets Fund            681,860            --            681,860         --     681,860        681,860
Vanguard 500 Index Fund                        27,921            --             27,921     27,921          --         27,921
Vanguard Dividend Growth Fund                  25,533            --             25,533     25,533          --         25,533
Vanguard GNMA Fund                             14,654            --             14,654     14,654          --         14,654
Vanguard Health Care Fund                      65,295            (1)            65,294     65,294          --         65,294
Vanguard Inflation-Protected Securities
  Fund                                        140,980            --            140,980    140,980          --        140,980
Vanguard LifeStrategy Conservative
  Growth Fund                                  32,643            --             32,643     32,643          --         32,643
Vanguard LifeStrategy Growth Fund             131,499            (1)           131,498    131,498          --        131,498
Vanguard LifeStrategy Income Fund             175,492            --            175,492    175,492          --        175,492
Vanguard LifeStrategy Moderate Growth
  Fund                                        728,359            (1)           728,358    728,358          --        728,358
Vanguard Prime Money Market Fund                4,689            --              4,689      4,689          --          4,689
Vanguard PRIMECAP Fund                          3,075            --              3,075      3,075          --          3,075
Vanguard Small-Cap Growth Index Fund           19,396            --             19,396     19,396          --         19,396
Vanguard Small-Cap Value Index Fund            18,989            --             18,989     18,989          --         18,989
Vanguard Total Bond Market Index
  Fund                                          8,898            --              8,898      8,898          --          8,898
Vanguard Total International Stock
  Index Fund                                  277,301            --            277,301    277,301          --        277,301
Vanguard U.S. Growth Fund                       4,948            --              4,948      4,948          --          4,948
Vanguard VIF Balanced Portfolio             3,418,895            --          3,418,895  3,418,895          --      3,418,895
Vanguard VIF Capital Growth Portfolio         114,085            --            114,085    114,085          --        114,085
Vanguard VIF Diversified Value
  Portfolio                                   365,769            (1)           365,768    365,768          --        365,768
Vanguard VIF Equity Income Portfolio          312,038            (1)           312,037    312,037          --        312,037
Vanguard VIF Equity Index Portfolio           200,107             1            200,108    200,108          --        200,108
Vanguard VIF Growth Portfolio                  62,536            --             62,536     62,536          --         62,536
Vanguard VIF High Yield Bond
  Portfolio                                   175,469            --            175,469    175,469          --        175,469
Vanguard VIF International Portfolio          442,368            --            442,368    442,368          --        442,368
Vanguard VIF Mid-Cap Index Portfolio          255,367            --            255,367    255,367          --        255,367
Vanguard VIF Money Market Portfolio            33,824            (1)            33,823     33,823          --         33,823
Vanguard VIF REIT Index Portfolio             215,845            --            215,845    215,845          --        215,845
Vanguard VIF Short-Term Investment-
  Grade Portfolio                              64,706            --             64,706     64,706          --         64,706
Vanguard VIF Small Company Growth
  Portfolio                                    71,527            --             71,527     71,527          --         71,527
Vanguard VIF Total Bond Market Index
  Portfolio                                   358,440            --            358,440    358,440          --        358,440
Vanguard VIF Total Stock Market Index
  Portfolio                                 1,098,862            --          1,098,862  1,098,862          --      1,098,862
Vanguard Wellington Fund                      123,215            --            123,215    123,215          --        123,215
Vanguard Windsor Fund                           2,872            --              2,872      2,872          --          2,872

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                 A            B            A+B=C           D              E             F           C+D+E+F

                                        Mortality and                                             Net Change in     Increase
                                         expense risk                               Capital gain    unrealized   (decrease) in
                             Dividends       and            Net       Net realized  distributions  appreciation    net assets
                            from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                   funds       charges     income (loss)  investments       funds     of investments   operations
--------------------------- ----------- -------------- ------------- -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                  $      664   $   (16,138)   $   (15,474)  $   (134,877)  $       --    $   219,128    $    68,777
AIM V.I. International
  Growth Fund - Series I         8,203       (18,617)       (10,414)       106,953           --        101,802        198,341
AllianceBernstein Americas
  Government Income
  Portfolio - Class A        2,829,348      (571,384)     2,257,964        730,018           --       (216,798)     2,771,184
AllianceBernstein Global
  Bond Portfolio - Class A   1,559,596      (241,473)     1,318,123         55,589      198,928     (3,187,576)    (1,614,936)
AllianceBernstein Global
  Dollar Government
  Portfolio - Class A        1,193,073      (274,689)       918,384      1,631,137      904,184     (1,950,113)     1,503,592
AllianceBernstein Global
  Technology Portfolio -
  Class A                           --      (852,053)      (852,053)   (20,932,440)          --     22,291,266        506,773
AllianceBernstein Global
  Technology Portfolio -
  Class B                           --      (339,083)      (339,083)    (4,200,792)          --      4,807,908        268,033
AllianceBernstein Growth
  and Income Portfolio -
  Class A                    3,496,013    (3,289,906)       206,107      5,411,827           --      1,680,782      7,298,716
AllianceBernstein Growth
  and Income Portfolio -
  Class B                    2,438,487    (2,678,444)      (239,957)     1,921,503           --      4,004,394      5,685,940
AllianceBernstein Growth
  Portfolio - Class A               --    (1,273,595)    (1,273,595)    (9,386,181)          --     19,049,024      8,389,248
AllianceBernstein Growth
  Portfolio - Class B               --      (741,593)      (741,593)    (1,445,613)          --      7,179,174      4,991,968
AllianceBernstein High
  Yield Portfolio - Class A  2,916,159      (486,992)     2,429,167        109,461           --     (2,470,738)        67,890
AllianceBernstein
  International Portfolio -
  Class A                      237,999      (671,792)      (433,793)     2,205,092           --      6,256,048      8,027,347
AllianceBernstein
  International Value
  Portfolio - Class A          225,563      (530,330)      (304,767)     2,989,301      613,180      2,305,754      5,603,468
AllianceBernstein Large
  Cap Growth Portfolio -
  Class A                           --    (2,061,979)    (2,061,979)   (15,495,115)          --     35,371,571     17,814,477
AllianceBernstein Large
  Cap Growth Portfolio -
  Class B                           --    (1,006,377)    (1,006,377)    (3,562,527)          --     13,347,895      8,778,991
AllianceBernstein Money
  Market Portfolio - Class
  A                            566,108      (345,872)       220,236             --           --             --        220,236
AllianceBernstein Money
  Market Portfolio - Class
  B                            329,555      (222,416)       107,139             --           --             --        107,139
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A        1,530,141      (650,116)       880,025      5,856,903    4,877,889     (7,496,413)     4,118,404
AllianceBernstein Small
  Cap Growth Portfolio -
  Class A                           --      (601,714)      (601,714)       540,895           --      1,338,658      1,277,839
AllianceBernstein Small/
  Mid Cap Value Portfolio
  - Class A                    439,767      (831,207)      (391,440)     2,785,818    2,656,192     (2,018,490)     3,032,080
AllianceBernstein Total
  Return Portfolio - Class
  A                          4,271,981    (2,325,992)     1,945,989      1,717,919           --        244,053      3,907,961
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class A                    2,397,145    (1,136,435)     1,260,710         26,456    2,270,980     (3,113,668)       444,478
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio -
  Class B                       84,566       (43,567)        40,999          1,543       87,113       (120,481)         9,174
AllianceBernstein U.S.
  Large Cap Blended Style
  Portfolio - Class B            7,219       (36,195)       (28,976)        93,438           --        148,779        213,241
AllianceBernstein Utility
  Income Portfolio - Class
  A                            948,769      (625,235)       323,534       (161,906)          --      5,810,777      5,972,405
AllianceBernstein Value
  Portfolio - Class B          939,035    (1,068,779)      (129,744)     2,957,487    1,319,559     (1,154,636)     2,992,666
AllianceBernstein
  Worldwide Privatization
  Portfolio - Class A          161,757      (503,257)      (341,500)     2,306,608           --      4,444,941      6,410,049
Delaware VIP Balanced
  Series - Standard class       19,100       (10,641)         8,459        (26,150)          --         36,469         18,778
Delaware VIP Capital
  Reserves Series -
  Standard class                 9,605        (2,972)         6,633           (439)          --         (5,177)         1,017
Delaware VIP Cash
  Reserves Series -
  Standard class                 9,294        (4,526)         4,768             --           --             --          4,768
Delaware VIP Growth
  Opportunities Series -
  Standard class                    --       (14,188)       (14,188)      (210,773)          --        318,660         93,699
Delaware VIP High Yield
  Series - Standard class       31,789        (6,080)        25,709        (10,458)          --         (4,259)        10,992
Delaware VIP Value Series
  - Standard class              76,161       (54,156)        22,005         38,670           --        133,072        193,747
Dreyfus Stock Index Fund,
  Inc. - Initial shares        116,795      (103,494)        13,301       (107,297)          --        300,963        206,967
Dreyfus VIF Small
  Company Stock Portfolio
  - Initial shares                  --       (24,417)       (24,417)       161,198       94,228       (251,813)       (20,804)
Fidelity VIP Asset Manager
  Portfolio - Initial Class    179,152       (85,677)        93,475       (201,994)       2,297        234,343        128,121
Fidelity VIP Contrafund
  Portfolio - Initial Class     10,741       (50,450)       (39,709)        82,855          671        473,351        517,168
Fidelity VIP Growth
  Portfolio - Initial Class     27,322       (65,801)       (38,479)      (736,134)          --        913,415        138,802
Fidelity VIP High Income
  Portfolio - Initial Class    212,454       (19,341)       193,113         68,061           --       (254,289)         6,885
Fidelity VIP Investment
  Grade Bond Portfolio -
  Initial Class                115,787       (40,693)        75,094        (55,468)      69,955        (67,576)        22,005
Fidelity VIP Money Market
  Portfolio - Initial Class     72,040       (34,141)        37,899             --           --             --         37,899
Fidelity VIP Overseas
  Portfolio - Initial Class      1,824        (3,528)        (1,704)        (6,561)       1,428         45,071         38,234
Mercury Basic Value V.I.
  Fund - Class I                87,205      (104,221)       (17,016)       262,772      477,356       (655,062)        68,050
Mercury Core Bond V.I.
  Fund - Class I                20,418        (5,721)        14,697          6,661           --        (18,353)         3,005
Mercury Domestic Money
  Market V.I. Fund - Class
  I                             12,539        (6,992)         5,547             --           --             --          5,547
Mercury Global Allocation
  V.I. Fund - Class I           35,628       (20,799)        14,829         29,651           --         87,411        131,891
Mercury Global Growth
  V.I. Fund - Class I            7,144        (8,513)        (1,369)      (157,474)          --        221,959         63,116
Mercury High Current
  Income V.I. Fund - Class
  I                             61,669        (9,873)        51,796        (36,212)          --        (18,962)        (3,378)

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                                             A           B          A+B=C         D            E             F         C+D+E+F

                                                                                                                       Increase
                                                                                                         Net Change   (decrease)
                                                   Mortality and                 Net                   in unrealized    in net
                                         Dividends  expense risk     Net      realized   Capital gain   appreciation    assets
                                           from         and       investment gain (loss) distributions (depreciation) resulting
                                          mutual   administrative   income       on       from mutual        of          from
Sub-accounts                               funds      charges       (loss)   investments     funds      investments   operations
---------------------------------------- --------- -------------- ---------- ----------- ------------- -------------- ----------
Mercury International Value V.I. Fund -
  Class I                                $ 60,960    $ (30,111)    $ 30,849   $  91,275    $     --      $   88,780    $210,904
Mercury Large Cap Core V.I. Fund - Class
  I                                        11,213      (25,322)     (14,109)    (21,538)     75,033         159,518     198,904
Mercury Large Cap Growth V.I. Fund -
  Class I                                   1,545      (12,080)     (10,535)     24,330          --          61,673      75,468
Mercury Utilities and Telecommunications
  V.I. Fund - Class I                      13,367       (7,647)       5,720     (31,602)         --          92,271      66,389
Mercury Value Opportunities V.I. Fund -
  Class I                                   6,842      (36,535)     (29,693)     88,105     356,700        (216,642)    198,470
UBS U.S. Allocation Portfolio             282,606     (245,219)      37,387    (613,099)         --       1,437,899     862,187
UIF Core Plus Fixed Income Portfolio -
  Class I                                   1,306         (272)       1,034          18         268             (87)      1,233
UIF Equity Growth Portfolio - Class I         161         (242)         (81)        130          --           4,530       4,579
UIF Technology Portfolio - Class I             --          (91)         (91)       (215)         --             134        (172)
UIF Value Portfolio - Class I                  --           --           --         996          --          (1,018)        (22)
Van Eck Worldwide Emerging Markets
  Fund                                      4,447       (8,291)      (3,844)    102,692          --          64,340     163,188
Van Eck Worldwide Hard Assets Fund          1,404       (7,189)      (5,785)     50,224          --         174,834     219,273
Vanguard 500 Index Fund                       338         (104)         234         146          --             256         636
Vanguard Dividend Growth Fund                 244          (68)         176          21          --             974       1,171
Vanguard GNMA Fund                          1,220         (137)       1,083        (264)         --            (290)        529
Vanguard Health Care Fund                     712         (333)         379         413       2,413           5,498       8,703
Vanguard Inflation-Protected Securities
  Fund                                      7,741         (597)       7,144           8         464          (5,476)      2,140
Vanguard LifeStrategy Conservative
  Growth Fund                                 942         (249)         693         315          --             168       1,176
Vanguard LifeStrategy Growth Fund           2,574         (675)       1,899       1,299          --           5,813       9,011
Vanguard LifeStrategy Income Fund           5,660         (871)       4,789         240          --            (509)      4,520
Vanguard LifeStrategy Moderate Growth
  Fund                                     17,773       (3,990)      13,783       3,077          --          30,142      47,002
Vanguard Prime Money Market Fund              143          (36)         107          --          --              --         107
Vanguard PRIMECAP Fund                         18          (22)          (4)         61          87              76         220
Vanguard Small-Cap Growth Index Fund           47          (42)           5          (2)         --             317         320
Vanguard Small-Cap Value Index Fund           336          (42)         294         (11)         --            (377)        (94)
Vanguard Total Bond Market Index Fund         408          (69)         339         (17)          2            (173)        151
Vanguard Total International Stock Index
  Fund                                      5,600       (1,380)       4,220       6,276          --          27,382      37,878
Vanguard U.S. Growth Fund                      10          (36)         (26)         22          --             472         468
Vanguard VIF Balanced Portfolio            50,022      (12,541)      37,481      15,815      31,647          89,688     174,631
Vanguard VIF Capital Growth Portfolio         411         (364)          47         379         456           4,132       5,014
Vanguard VIF Diversified Value Portfolio    3,477       (1,458)       2,019       2,941          --          15,043      20,003
Vanguard VIF Equity Income Portfolio        4,985       (1,313)       3,672         585      11,425          (5,964)      9,718
Vanguard VIF Equity Index Portfolio         1,790         (589)       1,201         393       4,189          (1,288)      4,495
Vanguard VIF Growth Portfolio                  65         (122)         (57)        125          --           2,769       2,837
Vanguard VIF High Yield Bond Portfolio      1,226         (834)         392         105          --           4,749       5,246
Vanguard VIF International Portfolio        1,508       (1,511)          (3)      3,999          --          47,290      51,286
Vanguard VIF Mid-Cap Index Portfolio          603         (676)         (73)      1,656          --          18,790      20,373
Vanguard VIF Money Market Portfolio         5,020         (830)       4,190          --          --              --       4,190
Vanguard VIF REIT Index Portfolio           2,341         (785)       1,556       4,554       5,167           8,574      19,851
Vanguard VIF Short-Term Investment-
  Grade Portfolio                           1,540         (318)       1,222         (12)         --             (90)      1,120
Vanguard VIF Small Company Growth
  Portfolio                                    --         (312)        (312)        666       2,319           3,283       5,956
Vanguard VIF Total Bond Market Index
  Portfolio                                11,286       (1,581)       9,705      (3,810)      2,006          (2,415)      5,486
Vanguard VIF Total Stock Market Index
  Portfolio                                 8,260       (4,685)       3,575      13,509      12,524          32,918      62,526
Vanguard Wellington Fund                    2,805         (706)       2,099         507       3,798           2,992       9,396
Vanguard Windsor Fund                          42          (22)          20          41         240            (185)        116

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS


                                                                               Sub-accounts
                                                     ----------------------------------------------------------------
                                                                       AIM V.I.    AllianceBernstein
                                                        AIM V.I.     International     Americas      AllianceBernstein
                                                         Capital        Growth        Government        Global Bond
                                                      Appreciation      Fund -     Income Portfolio      Portfolio
                                                     Fund - Series I   Series I        - Class A         - Class A
                                                     --------------- ------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  (15,474)    $  (10,414)    $  2,257,964       $ 1,318,123
   Net realized gain (loss) on investments               (134,877)       106,953          730,018            55,589
   Capital gain distributions from mutual funds                --             --               --           198,928
   Net change in unrealized appreciation
     (depreciation) of investments                        219,128        101,802         (216,798)       (3,187,576)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               68,777        198,341        2,771,184        (1,614,936)
                                                       ----------     ----------     ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               7,414          4,100          280,144            28,039
   Administrative charges                                  (1,095)        (1,082)         (81,672)          (30,085)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (64,784)       101,808         (278,695)        2,556,918
   Contract withdrawals                                  (233,933)      (333,871)      (4,482,944)       (1,993,923)
   Surrender charges                                       (1,913)        (3,678)         (60,208)          (25,998)
   Death benefits                                          (6,189)            --         (879,360)         (296,299)
   Annuity payments                                        (1,134)            --          (12,612)           (5,953)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (301,634)      (232,723)      (5,515,347)          232,699
                                                       ----------     ----------     ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (232,857)       (34,382)      (2,744,163)       (1,382,237)

NET ASSETS:
   Beginning of year                                    1,330,042      1,382,783       42,650,770        17,405,747
                                                       ----------     ----------     ------------       -----------
   End of year                                         $1,097,185     $1,348,401     $ 39,906,607       $16,023,510
                                                       ==========     ==========     ============       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  (20,015)    $   (7,251)    $  1,793,092       $   743,923
   Net realized gain (loss) on investments               (201,761)        28,054          569,172           700,509
   Capital gain distributions from mutual funds                --             --               --           344,517
   Net change in unrealized appreciation
     (depreciation) of investments                        275,765        211,872         (971,095)         (442,150)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               53,989        232,675        1,391,169         1,346,799
                                                       ----------     ----------     ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               6,440          2,920          272,181            75,392
   Administrative charges                                  (1,272)          (679)         (94,478)          (30,978)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (136,695)       313,791       (7,046,004)          544,671
   Contract withdrawals                                  (200,747)      (207,842)      (5,151,898)       (2,698,015)
   Surrender charges                                       (4,019)        (2,453)         (84,268)          (41,420)
   Death benefits                                          (6,624)       (19,982)        (698,437)         (300,969)
   Annuity payments                                        (1,120)            --          (14,360)           (6,134)
                                                       ----------     ----------     ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (344,037)        85,755      (12,817,264)       (2,457,453)
                                                       ----------     ----------     ------------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (290,048)       318,430      (11,426,095)       (1,110,654)

NET ASSETS:
   Beginning of year                                    1,620,090      1,064,353       54,076,865        18,516,401
                                                       ----------     ----------     ------------       -----------
   End of year                                         $1,330,042     $1,382,783     $ 42,650,770       $17,405,747
                                                       ==========     ==========     ============       ===========

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein AllianceBernstein AllianceBernstein
                                                       Global Dollar        Global            Global       AllianceBernstein
                                                        Government        Technology        Technology        Growth and
                                                         Portfolio         Portfolio         Portfolio     Income Portfolio
                                                         - Class A         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $   918,384      $   (852,053)      $  (339,083)     $    206,107
   Net realized gain (loss) on investments                1,631,137       (20,932,440)       (4,200,792)        5,411,827
   Capital gain distributions from mutual funds             904,184                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (1,950,113)       22,291,266         4,807,908         1,680,782
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  operations                                              1,503,592           506,773           268,033         7,298,716
                                                        -----------      ------------       -----------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               100,515           118,544            46,560           321,361
   Administrative charges                                   (33,427)          (91,665)          (71,659)         (284,816)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    1,734,474        (6,750,794)       (1,294,507)       (7,786,381)
   Contract withdrawals                                  (2,579,133)       (8,045,913)       (2,248,991)      (34,829,357)
   Surrender charges                                        (36,796)          (90,748)          (55,016)         (262,856)
   Death benefits                                          (308,369)       (1,102,193)         (910,089)       (5,408,209)
   Annuity payments                                          (2,520)          (33,674)               --          (106,324)
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (1,125,256)      (15,996,443)       (4,533,702)      (48,356,582)
                                                        -----------      ------------       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     378,336       (15,489,670)       (4,265,669)      (41,057,866)

NET ASSETS:
   Beginning of year                                     20,036,569        73,180,107        28,213,958       259,529,986
                                                        -----------      ------------       -----------      ------------
   End of year                                          $20,414,905      $ 57,690,437       $23,948,289      $218,472,120
                                                        ===========      ============       ===========      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $ 1,102,411      $ (1,068,381)      $  (418,334)     $ (1,323,425)
   Net realized gain (loss) on investments                2,188,407       (22,276,039)       (5,133,234)        1,069,387
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (1,779,552)       25,558,161         6,404,119        24,660,881
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  operations                                              1,511,266         2,213,741           852,551        24,406,843
                                                        -----------      ------------       -----------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                72,626           189,865           143,993           452,774
   Administrative charges                                   (33,072)         (114,756)          (87,774)         (318,428)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      (30,330)       (5,465,494)       (2,932,031)        1,319,344
   Contract withdrawals                                  (3,562,351)       (8,875,340)       (2,639,093)      (44,188,513)
   Surrender charges                                        (67,828)         (109,054)         (111,586)         (435,588)
   Death benefits                                          (485,680)         (871,382)         (624,238)       (6,224,582)
   Annuity payments                                          (2,168)         (136,203)               --          (241,888)
                                                        -----------      ------------       -----------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (4,108,803)      (15,382,364)       (6,250,729)      (49,636,881)
                                                        -----------      ------------       -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,597,537)      (13,168,623)       (5,398,178)      (25,230,038)

NET ASSETS:
   Beginning of year                                     22,634,106        86,348,730        33,612,136       284,760,024
                                                        -----------      ------------       -----------      ------------
   End of year                                          $20,036,569      $ 73,180,107       $28,213,958      $259,529,986
                                                        ===========      ============       ===========      ============

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein                                     AllianceBernstein
                                                        Growth and     AllianceBernstein AllianceBernstein    High Yield
                                                     Income Portfolio  Growth Portfolio  Growth Portfolio      Portfolio
                                                         - Class B         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $   (239,957)     $ (1,273,595)      $  (741,593)      $ 2,429,167
   Net realized gain (loss) on investments                1,921,503        (9,386,181)       (1,445,613)          109,461
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        4,004,394        19,049,024         7,179,174        (2,470,738)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                              5,685,940         8,389,248         4,991,968            67,890
                                                       ------------      ------------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               870,520           183,275           250,072            64,024
   Administrative charges                                  (499,878)         (114,114)         (144,953)          (67,672)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (7,078,242)       (3,234,686)         (226,379)       (2,291,534)
   Contract withdrawals                                 (16,015,303)      (15,247,937)       (4,456,436)       (4,020,552)
   Surrender charges                                       (429,779)         (106,679)         (109,784)          (63,361)
   Death benefits                                        (4,964,629)       (2,418,960)       (1,430,909)         (987,566)
   Annuity payments                                          (5,319)          (44,725)             (250)           (2,691)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (28,122,630)      (20,983,826)       (6,118,639)       (7,369,352)
                                                       ------------      ------------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,436,690)      (12,594,578)       (1,126,671)       (7,301,462)

NET ASSETS:
   Beginning of year                                    206,838,617       102,993,524        56,401,003        38,999,753
                                                       ------------      ------------       -----------       -----------
   End of year                                         $184,401,927      $ 90,398,946       $55,274,332       $31,698,291
                                                       ============      ============       ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $ (1,340,049)     $ (1,459,491)      $  (773,690)      $ 2,014,829
   Net realized gain (loss) on investments                 (435,072)      (12,686,458)       (2,230,910)         (739,070)
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       20,221,933        26,687,883         9,610,052         1,129,560
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                             18,446,812        12,541,934         6,605,452         2,405,319
                                                       ------------      ------------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             1,585,139           219,907           284,756           112,582
   Administrative charges                                  (532,663)         (127,502)         (151,823)          (76,638)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    5,229,828           502,183           197,937        (1,815,964)
   Contract withdrawals                                 (14,436,962)      (16,856,708)       (4,225,008)       (4,292,231)
   Surrender charges                                       (323,344)         (148,896)         (125,696)          (68,756)
   Death benefits                                        (3,343,908)       (2,035,448)       (1,087,147)         (671,426)
   Annuity payments                                          (4,670)         (157,736)               --            (2,722)
                                                       ------------      ------------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (11,826,580)      (18,604,200)       (5,106,981)       (6,815,155)
                                                       ------------      ------------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,620,232        (6,062,266)        1,498,471        (4,409,836)

NET ASSETS:
   Beginning of year                                    200,218,385       109,055,790        54,902,532        43,409,589
                                                       ------------      ------------       -----------       -----------
   End of year                                         $206,838,617      $102,993,524       $56,401,003       $38,999,753
                                                       ============      ============       ===========       ===========

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                       International     International       Large Cap         Large Cap
                                                         Portfolio      Value Portfolio  Growth Portfolio  Growth Portfolio
                                                         - Class A         - Class A         - Class A         - Class B
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (433,793)      $  (304,767)     $ (2,061,979)     $ (1,006,377)
   Net realized gain (loss) on investments                2,205,092         2,989,301       (15,495,115)       (3,562,527)
   Capital gain distributions from mutual funds                  --           613,180                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        6,256,048         2,305,754        35,371,571        13,347,895
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                              8,027,347         5,603,468        17,814,477         8,778,991
                                                        -----------       -----------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               181,771           221,257           399,383           466,631
   Administrative charges                                   (89,426)          (84,767)         (208,088)         (207,822)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    4,708,160         6,563,981        (8,575,781)       (2,596,162)
   Contract withdrawals                                  (4,552,700)       (3,889,094)      (19,125,672)       (6,138,197)
   Surrender charges                                        (48,631)          (68,155)         (186,718)         (157,579)
   Death benefits                                        (1,186,773)         (511,393)       (3,793,170)       (1,725,697)
   Annuity payments                                         (17,569)               --           (91,642)             (860)
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (1,005,168)        2,231,829       (31,581,688)      (10,359,686)
                                                        -----------       -----------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,022,179         7,835,297       (13,767,211)       (1,580,695)

NET ASSETS:
   Beginning of year                                     46,553,633        34,677,660       163,822,023        77,467,555
                                                        -----------       -----------      ------------      ------------
   End of year                                          $53,575,812       $42,512,957      $150,054,812      $ 75,886,860
                                                        ===========       ===========      ============      ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (482,891)      $  (239,426)     $ (2,417,334)     $ (1,108,814)
   Net realized gain (loss) on investments                1,799,349         1,078,738       (24,050,471)       (5,500,776)
   Capital gain distributions from mutual funds                  --            57,253                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        5,127,390         5,327,513        37,215,176        11,503,420
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                              6,443,848         6,224,078        10,747,371         4,893,830
                                                        -----------       -----------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               260,091           198,053           366,739           723,610
   Administrative charges                                   (78,060)          (63,460)         (243,296)         (232,056)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    3,272,101         8,983,027       (16,086,925)       (6,356,405)
   Contract withdrawals                                  (4,955,551)       (2,157,876)      (20,853,292)       (5,337,018)
   Surrender charges                                        (56,228)          (42,867)         (273,056)         (144,879)
   Death benefits                                          (801,794)         (587,909)       (3,238,124)       (1,116,971)
   Annuity payments                                          (4,960)               --          (231,118)             (407)
                                                        -----------       -----------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (2,364,401)        6,328,968       (40,559,072)      (12,464,126)
                                                        -----------       -----------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,079,447        12,553,046       (29,811,701)       (7,570,296)

NET ASSETS:
   Beginning of year                                     42,474,186        22,124,614       193,633,724        85,037,851
                                                        -----------       -----------      ------------      ------------
   End of year                                          $46,553,633       $34,677,660      $163,822,023      $ 77,467,555
                                                        ===========       ===========      ============      ============

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                                         AllianceBernstein
                                                     AllianceBernstein AllianceBernstein    Real Estate    AllianceBernstein
                                                       Money Market      Money Market       Investment         Small Cap
                                                         Portfolio         Portfolio         Portfolio     Growth Portfolio
                                                         - Class A         - Class B         - Class A         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $    220,236      $    107,139      $    880,025       $  (601,714)
   Net realized gain (loss) on investments                       --                --         5,856,903           540,895
   Capital gain distributions from mutual funds                  --                --         4,877,889                --
   Net change in unrealized appreciation
     (depreciation) of investments                               --                --        (7,496,413)        1,338,658
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                                220,236           107,139         4,118,404         1,277,839
                                                       ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               228,170           274,907            83,881           142,397
   Administrative charges                                   (26,534)          (34,863)          (94,187)          (84,580)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    7,245,144         4,844,914        (3,869,075)       (1,126,746)
   Contract withdrawals                                 (10,699,507)       (3,847,025)       (5,571,220)       (5,700,234)
   Surrender charges                                        (84,126)          (85,378)          (66,102)          (61,071)
   Death benefits                                        (1,517,224)       (1,013,389)         (864,208)         (938,364)
   Annuity payments                                          (6,319)               --           (15,317)          (16,785)
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (4,860,396)          139,166       (10,396,228)       (7,785,383)
                                                       ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (4,640,160)          246,305        (6,277,824)       (6,507,544)

NET ASSETS:
   Beginning of year                                     23,909,623        15,804,282        51,707,017        49,161,600
                                                       ------------      ------------      ------------       -----------
   End of year                                         $ 19,269,463      $ 16,050,587      $ 45,429,193       $42,654,056
                                                       ============      ============      ============       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $   (236,787)     $   (270,483)     $    357,225       $  (677,608)
   Net realized gain (loss) on investments                       --                --         3,532,343          (499,251)
   Capital gain distributions from mutual funds                  --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                               --                --         8,955,529         6,812,961
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                               (236,787)         (270,483)       12,845,097         5,636,102
                                                       ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               117,249           492,532           324,821           199,860
   Administrative charges                                   (36,661)          (58,684)          (86,725)          (94,295)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (351,222)       (3,525,241)        4,989,203           455,907
   Contract withdrawals                                 (10,310,503)      (13,005,447)       (5,368,888)       (6,444,192)
   Surrender charges                                       (112,194)         (382,278)          (85,477)          (72,347)
   Death benefits                                        (1,595,261)       (1,480,091)         (882,449)         (589,313)
   Annuity payments                                         359,972                --           (13,676)          (19,231)
                                                       ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (11,928,620)      (17,959,209)       (1,123,191)       (6,563,611)
                                                       ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (12,165,407)      (18,229,692)       11,721,906          (927,509)

NET ASSETS:
   Beginning of year                                     36,075,030        34,033,974        39,985,111        50,089,109
                                                       ------------      ------------      ------------       -----------
   End of year                                         $ 23,909,623      $ 15,804,282      $ 51,707,017       $49,161,600
                                                       ============      ============      ============       ===========

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                                         AllianceBernstein AllianceBernstein
                                                                                         U.S. Government/  U.S. Government/
                                                     AllianceBernstein AllianceBernstein    High Grade        High Grade
                                                       Small/Mid Cap     Total Return       Securities        Securities
                                                      Value Portfolio      Portfolio         Portfolio         Portfolio
                                                         - Class A         - Class A         - Class A         - Class B
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (391,440)     $  1,945,989      $  1,260,710       $   40,999
   Net realized gain (loss) on investments                2,785,818         1,717,919            26,456            1,543
   Capital gain distributions from mutual funds           2,656,192                --         2,270,980           87,113
   Net change in unrealized appreciation
     (depreciation) of investments                       (2,018,490)          244,053        (3,113,668)        (120,481)
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  operations                                              3,032,080         3,907,961           444,478            9,174
                                                        -----------      ------------      ------------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               233,906           907,383           124,975               --
   Administrative charges                                  (141,632)         (318,502)         (154,216)          (4,429)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      393,509           753,990        (2,416,961)         118,768
   Contract withdrawals                                  (5,551,653)      (18,668,311)      (13,089,701)        (167,452)
   Surrender charges                                       (116,421)         (252,109)         (198,252)          (4,304)
   Death benefits                                          (961,384)       (3,515,158)       (2,346,046)         (58,895)
   Annuity payments                                              --           (35,336)          (24,077)              --
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (6,143,675)      (21,128,043)      (18,104,278)        (116,312)
                                                        -----------      ------------      ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,111,595)      (17,220,082)      (17,659,800)        (107,138)

NET ASSETS:
   Beginning of year                                     62,032,327       175,304,940        89,616,817        3,199,883
                                                        -----------      ------------      ------------       ----------
   End of year                                          $58,920,732      $158,084,858      $ 71,957,017       $3,092,745
                                                        ===========      ============      ============       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (686,555)     $  1,367,065      $  1,368,904       $   41,711
   Net realized gain (loss) on investments                2,414,764           401,487         1,292,229           38,993
   Capital gain distributions from mutual funds           1,324,596                --         2,765,192           95,996
   Net change in unrealized appreciation
     (depreciation) of investments                        6,318,898        10,788,956        (3,225,980)        (109,505)
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  operations                                              9,371,703        12,557,508         2,200,345           67,195
                                                        -----------      ------------      ------------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               316,029         1,683,856           484,023               --
   Administrative charges                                  (135,626)         (327,005)         (184,245)          (4,705)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    2,200,163         6,554,227       (10,998,619)        (474,083)
   Contract withdrawals                                  (3,882,536)      (17,387,083)      (12,580,913)        (167,293)
   Surrender charges                                        (86,512)         (229,925)         (198,096)          (4,581)
   Death benefits                                        (1,040,358)       (4,274,974)       (2,948,611)         (24,113)
   Annuity payments                                              --           (31,006)          (39,770)              --
                                                        -----------      ------------      ------------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (2,628,840)      (14,011,910)      (26,466,231)        (674,775)
                                                        -----------      ------------      ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,742,863        (1,454,402)      (24,265,886)        (607,580)

NET ASSETS:
   Beginning of year                                     55,289,464       176,759,342       113,882,703        3,807,463
                                                        -----------      ------------      ------------       ----------
   End of year                                          $62,032,327      $175,304,940      $ 89,616,817       $3,199,883
                                                        ===========      ============      ============       ==========

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                     AllianceBernstein                                     AllianceBernstein
                                                      U.S. Large Cap   AllianceBernstein                       Worldwide
                                                       Blended Style    Utility Income   AllianceBernstein   Privatization
                                                         Portfolio         Portfolio      Value Portfolio      Portfolio
                                                         - Class B         - Class A         - Class B         - Class A
                                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (28,976)       $   323,534       $  (129,744)      $  (341,500)
   Net realized gain (loss) on investments                  93,438           (161,906)        2,957,487         2,306,608
   Capital gain distributions from mutual funds                 --                 --         1,319,559                --
   Net change in unrealized appreciation
     (depreciation) of investments                         148,779          5,810,777        (1,154,636)        4,444,941
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               213,241          5,972,405         2,992,666         6,410,049
                                                        ----------        -----------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --             91,916           462,491            90,754
   Administrative charges                                   (2,844)           (91,619)         (191,383)          (67,141)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     450,328          2,847,408            54,602         2,780,165
   Contract withdrawals                                   (263,415)        (5,289,256)       (7,174,120)       (4,392,839)
   Surrender charges                                        (2,272)           (84,609)         (128,391)          (42,341)
   Death benefits                                          (17,404)        (1,053,527)       (1,517,428)         (772,617)
   Annuity payments                                         (2,649)            (3,230)               --           (31,926)
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                   161,744         (3,582,917)       (8,494,229)       (2,435,945)
                                                        ----------        -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    374,985          2,389,488        (5,501,563)        3,974,104

NET ASSETS:
   Beginning of year                                     2,414,174         42,375,534        79,244,075        35,891,399
                                                        ----------        -----------       -----------       -----------
   End of year                                          $2,789,159        $44,765,022       $73,742,512       $39,865,503
                                                        ==========        ===========       ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (25,403)       $   282,473       $  (380,451)      $  (347,860)
   Net realized gain (loss) on investments                  84,643         (2,037,418)        1,121,672           313,693
   Capital gain distributions from mutual funds                 --                 --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                         134,137          9,713,629         7,492,132         6,455,393
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               193,377          7,958,684         8,233,353         6,421,226
                                                        ----------        -----------       -----------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  240            258,358           462,256            67,830
   Administrative charges                                   (3,043)           (79,228)         (180,697)          (52,365)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   1,246,522          1,416,678         7,809,288         3,840,810
   Contract withdrawals                                   (199,530)        (3,964,991)       (4,479,183)       (3,700,800)
   Surrender charges                                        (1,898)           (60,854)          (98,472)          (37,768)
   Death benefits                                          (14,849)        (1,086,198)       (1,262,041)         (421,358)
   Annuity payments                                             --             (1,015)               --           (38,439)
                                                        ----------        -----------       -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 1,027,442         (3,517,250)        2,251,151          (342,090)
                                                        ----------        -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,220,819          4,441,434        10,484,504         6,079,136

NET ASSETS:
   Beginning of year                                     1,193,355         37,934,100        68,759,571        29,812,263
                                                        ----------        -----------       -----------       -----------
   End of year                                          $2,414,174        $42,375,534       $79,244,075       $35,891,399
                                                        ==========        ===========       ===========       ===========

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                                 Delaware
                                                      Delaware     VIP      Delaware    Delaware
                                                        VIP      Capital    VIP Cash   VIP Growth
                                                      Balanced   Reserves   Reserves  Opportunities
                                                      Series -   Series -   Series -    Series -
                                                      Standard   Standard   Standard    Standard
                                                       class      class      class        class
                                                     ----------  --------  ---------  -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $    8,459  $  6,633  $   4,768   $  (14,188)
   Net realized gain (loss) on investments              (26,150)     (439)        --     (210,773)
   Capital gain distributions from mutual funds              --        --         --           --
   Net change in unrealized appreciation
     (depreciation) of investments                       36,469    (5,177)        --      318,660
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                             18,778     1,017      4,768       93,699
                                                     ----------  --------  ---------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --        --         --           --
   Administrative charges                                  (484)     (136)      (201)        (366)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                       (2)       (2)      (212)         377
   Contract withdrawals                                (109,170)  (49,097)   (87,639)    (337,409)
   Surrender charges                                         --        --         --           --
   Death benefits                                            --        --    (91,689)          --
   Annuity payments                                          --        --         --           --
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (109,656)  (49,235)  (179,741)    (337,398)
                                                     ----------  --------  ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (90,878)  (48,218)  (174,973)    (243,699)

NET ASSETS:
   Beginning of year                                    941,999   242,158    470,237    1,255,075
                                                     ----------  --------  ---------   ----------
   End of year                                       $  851,121  $193,940  $ 295,264   $1,011,376
                                                     ==========  ========  =========   ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   10,766  $  7,823  $  (1,883)  $  (14,127)
   Net realized gain (loss) on investments              (63,701)      383         --      (32,346)
   Capital gain distributions from mutual funds              --        --         --           --
   Net change in unrealized appreciation
     (depreciation) of investments                       92,818    (2,233)        --      170,358
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                             39,883     5,973     (1,883)     123,885
                                                     ----------  --------  ---------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --        --         --           --
   Administrative charges                                  (657)     (131)      (243)        (305)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (153,449)     (262)   131,030       40,521
   Contract withdrawals                                (131,371)   (9,833)  (149,695)     (34,731)
   Surrender charges                                         --        --         --           --
   Death benefits                                            --        --         --           --
   Annuity payments                                          --        --         --           --
                                                     ----------  --------  ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (285,477)  (10,226)   (18,908)       5,485
                                                     ----------  --------  ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (245,594)   (4,253)   (20,791)     129,370

NET ASSETS:
   Beginning of year                                  1,187,593   246,411    491,028    1,125,705
                                                     ----------  --------  ---------   ----------
   End of year                                       $  941,999  $242,158  $ 470,237   $1,255,075
                                                     ==========  ========  =========   ==========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     -----------------------------------------------------
                                                                                              Dreyfus VIF
                                                       Delaware    Delaware                      Small
                                                       VIP High    VIP Value  Dreyfus Stock     Company
                                                     Yield Series  Series -    Index Fund,       Stock
                                                      - Standard   Standard   Inc. - Initial  Portfolio -
                                                        class        class        shares     Initial shares
                                                     ------------ ----------  -------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  25,709   $   22,005   $    13,301     $  (24,417)
   Net realized gain (loss) on investments              (10,458)      38,670      (107,297)       161,198
   Capital gain distributions from mutual funds              --           --            --         94,228
   Net change in unrealized appreciation
     (depreciation) of investments                       (4,259)     133,072       300,963       (251,813)
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                             10,992      193,747       206,967        (20,804)
                                                      ---------   ----------   -----------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        24,828            480
   Administrative charges                                  (351)      (1,999)       (6,828)        (1,246)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (177)         230       (67,574)       (32,218)
   Contract withdrawals                                 (16,555)    (280,970)   (1,605,064)      (452,688)
   Surrender charges                                         --           --       (16,226)        (8,670)
   Death benefits                                       (13,490)    (110,414)      (80,962)            --
   Annuity payments                                          --       (5,027)       (5,415)            --
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (30,573)    (398,180)   (1,757,241)      (494,342)
                                                      ---------   ----------   -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (19,581)    (204,433)   (1,550,274)      (515,146)

NET ASSETS:
   Beginning of year                                    484,932    4,474,101     8,338,752      2,053,325
                                                      ---------   ----------   -----------     ----------
   End of year                                        $ 465,351   $4,269,668   $ 6,788,478     $1,538,179
                                                      =========   ==========   ===========     ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  32,762   $   19,862   $    29,149     $  (25,417)
   Net realized gain (loss) on investments              (84,176)      (2,528)     (327,465)       111,018
   Capital gain distributions from mutual funds              --           --            --        122,358
   Net change in unrealized appreciation
     (depreciation) of investments                      108,568      547,156     1,010,749         83,295
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                             57,154      564,490       712,433        291,254
                                                      ---------   ----------   -----------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        39,388          3,180
   Administrative charges                                  (420)      (2,382)       (7,964)          (902)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (35,022)      (5,815)     (148,715)       127,036
   Contract withdrawals                                (200,234)    (844,410)   (1,872,168)      (208,122)
   Surrender charges                                         --           --       (28,544)        (4,386)
   Death benefits                                            --           --      (140,140)       (93,349)
   Annuity payments                                          --       (5,527)       (5,006)            --
                                                      ---------   ----------   -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (235,676)    (858,134)   (2,163,149)      (176,543)
                                                      ---------   ----------   -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (178,522)    (293,644)   (1,450,716)       114,711

NET ASSETS:
   Beginning of year                                    663,454    4,767,745     9,789,468      1,938,614
                                                      ---------   ----------   -----------     ----------
   End of year                                        $ 484,932   $4,474,101   $ 8,338,752     $2,053,325
                                                      =========   ==========   ===========     ==========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     ------------------------------------------------------
                                                     Fidelity VIP
                                                         Asset     Fidelity VIP  Fidelity VIP  Fidelity VIP
                                                        Manager     Contrafund      Growth      High Income
                                                      Portfolio -   Portfolio -   Portfolio -   Portfolio -
                                                     Initial Class Initial Class Initial Class Initial Class
                                                     ------------- ------------- ------------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $    93,475   $  (39,709)   $   (38,479)  $  193,113
   Net realized gain (loss) on investments               (201,994)      82,855       (736,134)      68,061
   Capital gain distributions from mutual funds             2,297          671             --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        234,343      473,351        913,415     (254,289)
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  operations                                              128,121      517,168        138,802        6,885
                                                      -----------   ----------    -----------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              11,091        8,118         12,355        2,240
   Administrative charges                                  (3,394)      (2,814)        (5,248)        (904)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (163,961)     140,696       (312,099)    (114,507)
   Contract withdrawals                                (1,196,919)    (585,861)    (1,506,398)    (369,262)
   Surrender charges                                      (16,892)      (5,694)        (6,963)      (2,889)
   Death benefits                                         (71,153)     (11,091)       (64,939)      (5,509)
   Annuity payments                                        (2,427)      (1,721)        (3,137)          --
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,443,655)    (458,367)    (1,886,429)    (490,831)
                                                      -----------   ----------    -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,315,534)      58,801     (1,747,627)    (483,946)

NET ASSETS:
   Beginning of year                                    6,974,219    3,658,656      6,003,964    1,667,011
                                                      -----------   ----------    -----------   ----------
   End of year                                        $ 5,658,685   $3,717,457    $ 4,256,337   $1,183,065
                                                      ===========   ==========    ===========   ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   116,528   $  (36,754)   $   (74,404)  $  126,478
   Net realized gain (loss) on investments               (302,060)     (19,477)      (742,349)      56,683
   Capital gain distributions from mutual funds                --           --             --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        460,927      510,536        907,272      (63,178)
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  operations                                              275,395      454,305         90,519      119,983
                                                      -----------   ----------    -----------   ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              17,723       11,122         20,098        1,350
   Administrative charges                                  (4,331)      (2,955)        (6,709)      (1,083)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (193,104)     200,815       (258,607)      92,016
   Contract withdrawals                                (1,536,689)    (472,499)    (1,409,931)    (395,887)
   Surrender charges                                      (36,015)      (8,057)       (19,457)      (3,350)
   Death benefits                                        (156,633)     (38,448)           194          112
   Annuity payments                                        (2,472)      (1,569)        (2,960)          --
                                                      -----------   ----------    -----------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,911,521)    (311,591)    (1,677,372)    (306,842)
                                                      -----------   ----------    -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,636,126)     142,714     (1,586,853)    (186,859)

NET ASSETS:
   Beginning of year                                    8,610,345    3,515,942      7,590,817    1,853,870
                                                      -----------   ----------    -----------   ----------
   End of year                                        $ 6,974,219   $3,658,656    $ 6,003,964   $1,667,011
                                                      ===========   ==========    ===========   ==========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                          Sub-accounts
                                                     -----------------------------------------------------
                                                     Fidelity VIP  Fidelity VIP
                                                      Investment       Money     Fidelity VIP    Mercury
                                                      Grade Bond      Market       Overseas    Basic Value
                                                      Portfolio -   Portfolio -   Portfolio -  V.I. Fund -
                                                     Initial Class Initial Class Initial Class   Class I
                                                     ------------- ------------- ------------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $   75,094    $    37,899    $  (1,704)  $   (17,016)
   Net realized gain (loss) on investments               (55,468)            --       (6,561)      262,772
   Capital gain distributions from mutual funds           69,955             --        1,428       477,356
   Net change in unrealized appreciation
     (depreciation) of investments                       (67,576)            --       45,071      (655,062)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  operations                                              22,005         37,899       38,234        68,050
                                                      ----------    -----------    ---------   -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              3,886         16,750        1,845           580
   Administrative charges                                 (1,904)        (2,128)        (306)      (14,765)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    87,951         13,450       (5,783)     (509,209)
   Contract withdrawals                                 (946,032)    (1,072,534)     (92,155)   (1,211,617)
   Surrender charges                                      (8,642)        (4,177)         (37)       (5,213)
   Death benefits                                        (17,578)            --           --      (253,093)
   Annuity payments                                       (5,665)            --           --          (728)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (887,984)    (1,048,639)     (96,436)   (1,994,045)
                                                      ----------    -----------    ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (865,979)    (1,010,740)     (58,202)   (1,925,995)

NET ASSETS:
   Beginning of year                                   3,371,298      3,099,313      286,116     8,329,790
                                                      ----------    -----------    ---------   -----------
   End of year                                        $2,505,319    $ 2,088,573    $ 227,914   $ 6,403,795
                                                      ==========    ===========    =========   ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  117,543    $    (8,235)   $    (397)  $   (25,292)
   Net realized gain (loss) on investments                26,875             --      (36,070)       74,216
   Capital gain distributions from mutual funds          121,885             --           --        12,512
   Net change in unrealized appreciation
     (depreciation) of investments                      (160,330)            --       70,350       676,471
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  operations                                             105,973         (8,235)      33,883       737,907
                                                      ----------    -----------    ---------   -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              8,509         11,998        2,340           940
   Administrative charges                                 (2,280)        (2,334)        (357)      (16,880)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (115,340)      (648,767)      (5,745)       31,682
   Contract withdrawals                                 (851,002)    (1,298,063)    (148,972)     (503,163)
   Surrender charges                                     (10,709)       (15,181)         (23)       (9,856)
   Death benefits                                         (4,223)            --           --       (95,796)
   Annuity payments                                       (5,829)            --           --          (541)
                                                      ----------    -----------    ---------   -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (980,874)    (1,952,347)    (152,757)     (593,614)
                                                      ----------    -----------    ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (874,901)    (1,960,582)    (118,874)      144,293

NET ASSETS:
   Beginning of year                                   4,246,199      5,059,895      404,990     8,185,497
                                                      ----------    -----------    ---------   -----------
   End of year                                        $3,371,298    $ 3,099,313    $ 286,116   $ 8,329,790
                                                      ==========    ===========    =========   ===========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ----------------------------------------------
                                                                   Mercury
                                                                  Domestic     Mercury     Mercury
                                                       Mercury      Money      Global      Global
                                                      Core Bond  Market V.I. Allocation    Growth
                                                     V.I. Fund -   Fund -    V.I. Fund - V.I. Fund -
                                                       Class I     Class I     Class I     Class I
                                                     ----------- ----------- ----------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  14,697   $   5,547  $   14,829   $  (1,369)
   Net realized gain (loss) on investments                6,661          --      29,651    (157,474)
   Capital gain distributions from mutual funds              --          --          --          --
   Net change in unrealized appreciation
     (depreciation) of investments                      (18,353)         --      87,411     221,959
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                              3,005       5,547     131,891      63,116
                                                      ---------   ---------  ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --         440          --
   Administrative charges                                  (450)       (755)     (2,440)       (937)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    1,948     500,490     280,981      61,526
   Contract withdrawals                                (214,839)   (192,532)   (221,641)   (244,526)
   Surrender charges                                     (1,715)     (5,368)     (1,722)     (8,686)
   Death benefits                                            --    (548,487)    (28,653)    (45,693)
   Annuity payments                                          --          --          --          --
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (215,056)   (246,652)     26,965    (238,316)
                                                      ---------   ---------  ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (212,051)   (241,105)    158,856    (175,200)

NET ASSETS:
   Beginning of year                                    506,005     591,597   1,332,502     807,809
                                                      ---------   ---------  ----------   ---------
   End of year                                        $ 293,954   $ 350,492  $1,491,358   $ 632,609
                                                      =========   =========  ==========   =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  11,305   $  (2,663) $   22,094   $   1,273
   Net realized gain (loss) on investments                  941          --     (12,048)    (70,333)
   Capital gain distributions from mutual funds              --          --          --          --
   Net change in unrealized appreciation
     (depreciation) of investments                        2,347          --     138,273     168,448
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             14,593      (2,663)    148,319      99,388
                                                      ---------   ---------  ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --          --          --
   Administrative charges                                  (578)       (977)     (2,100)     (1,096)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    2,194    (196,381)    420,101     (62,874)
   Contract withdrawals                                 (41,932)    (33,766)   (175,810)     (9,491)
   Surrender charges                                        (74)       (589)     (3,969)        (26)
   Death benefits                                            --      (3,025)     (2,473)    (34,429)
   Annuity payments                                          --          --          --          --
                                                      ---------   ---------  ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (40,390)   (234,738)    235,749    (107,916)
                                                      ---------   ---------  ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (25,797)   (237,401)    384,068      (8,528)

NET ASSETS:
   Beginning of year                                    531,802     828,998     948,434     816,337
                                                      ---------   ---------  ----------   ---------
   End of year                                        $ 506,005   $ 591,597  $1,332,502   $ 807,809
                                                      =========   =========  ==========   =========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                       Sub-accounts
                                                     ------------------------------------------------
                                                       Mercury
                                                        High        Mercury      Mercury     Mercury
                                                       Current   International  Large Cap   Large Cap
                                                     Income V.I.  Value V.I.    Core V.I.    Growth
                                                       Fund -       Fund -       Fund -    V.I. Fund -
                                                       Class I      Class I      Class I     Class I
                                                     ----------- ------------- ----------  -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  51,796   $   30,849   $  (14,109)  $ (10,535)
   Net realized gain (loss) on investments              (36,212)      91,275      (21,538)     24,330
   Capital gain distributions from mutual funds              --           --       75,033          --
   Net change in unrealized appreciation
     (depreciation) of investments                      (18,962)      88,780      159,518      61,673
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             (3,378)     210,904      198,904      75,468
                                                      ---------   ----------   ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           75          440          --
   Administrative charges                                (1,325)      (4,637)      (3,621)     (1,684)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (23,920)     254,972      (41,406)     17,246
   Contract withdrawals                                (378,625)    (285,553)    (100,864)   (171,206)
   Surrender charges                                     (5,010)         (61)      (1,185)        (90)
   Death benefits                                        (5,722)     (47,777)     (62,177)         --
   Annuity payments                                          --           --         (708)         --
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (414,602)     (82,981)    (209,521)   (155,734)
                                                      ---------   ----------   ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (417,980)     127,923      (10,617)    (80,266)

NET ASSETS:
   Beginning of year                                    894,162    2,166,236    1,834,708     938,811
                                                      ---------   ----------   ----------   ---------
   End of year                                        $ 476,182   $2,294,159   $1,824,091   $ 858,545
                                                      =========   ==========   ==========   =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  53,221   $   21,130   $   (8,974)  $ (10,287)
   Net realized gain (loss) on investments              (19,876)      28,985      (56,763)      5,009
   Capital gain distributions from mutual funds              --           --           --          --
   Net change in unrealized appreciation
     (depreciation) of investments                       48,750      326,098      313,863      61,685
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  operations                                             82,095      376,213      248,126      56,407
                                                      ---------   ----------   ----------   ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          135           --          --
   Administrative charges                                (1,484)      (4,163)      (4,014)     (1,709)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   64,115        1,893       63,698     213,008
   Contract withdrawals                                 (61,416)     (75,100)     (72,672)    (37,936)
   Surrender charges                                       (351)        (234)      (1,838)       (320)
   Death benefits                                            --      (38,182)     (73,788)   (116,895)
   Annuity payments                                          --           --         (478)         --
                                                      ---------   ----------   ----------   ---------
Increase (decrease) in net assets resulting from
  principal transactions                                    864     (115,651)     (89,092)     56,148
                                                      ---------   ----------   ----------   ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  82,959      260,562      159,034     112,555

NET ASSETS:
   Beginning of year                                    811,203    1,905,674    1,675,674     826,256
                                                      ---------   ----------   ----------   ---------
   End of year                                        $ 894,162   $2,166,236   $1,834,708   $ 938,811
                                                      =========   ==========   ==========   =========

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                            Sub-accounts
                                                     ---------------------------------------------------------
                                                                            Mercury                  UIF Core
                                                      Mercury Utilities      Value                  Plus Fixed
                                                             and         Opportunities   UBS U.S.     Income
                                                     Telecommunications   V.I. Fund -   Allocation  Portfolio -
                                                     V.I. Fund - Class I    Class I     Portfolio     Class I
                                                     ------------------- ------------- -----------  -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $  5,720        $  (29,693)  $    37,387    $ 1,034
   Net realized gain (loss) on investments                 (31,602)           88,105      (613,099)        18
   Capital gain distributions from mutual funds                 --           356,700            --        268
   Net change in unrealized appreciation
     (depreciation) of investments                          92,271          (216,642)    1,437,899        (87)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  operations                                                66,389           198,470       862,187      1,233
                                                          --------        ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --                --         7,931         --
   Administrative charges                                     (914)           (5,600)      (36,523)        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      96,495            47,797    (1,419,466)        (1)
   Contract withdrawals                                    (55,212)         (563,726)   (1,526,266)        --
   Surrender charges                                          (682)           (8,827)      (23,402)        --
   Death benefits                                           (7,574)          (35,559)     (280,752)        --
   Annuity payments                                             --                --        (5,618)    (2,657)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  principal transactions                                    32,113          (565,915)   (3,284,096)    (2,658)
                                                          --------        ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     98,502          (367,445)   (2,421,909)    (1,425)

NET ASSETS:
   Beginning of year                                       444,087         2,946,178    18,896,048     37,169
                                                          --------        ----------   -----------    -------
   End of year                                            $542,589        $2,578,733   $16,474,139    $35,744
                                                          ========        ==========   ===========    =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $  4,712        $  (38,902)  $   (84,690)   $ 1,136
   Net realized gain (loss) on investments                 (58,097)           42,683    (1,116,491)        16
   Capital gain distributions from mutual funds                 --           326,962            --         85
   Net change in unrealized appreciation
     (depreciation) of investments                         141,659            18,629     2,800,309         89
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  operations                                                88,274           349,372     1,599,128      1,326
                                                          --------        ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --                --           600         --
   Administrative charges                                     (669)           (5,898)      (41,201)        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (41,775)          130,610    (1,831,848)       172
   Contract withdrawals                                     (6,098)          (98,558)     (790,671)        --
   Surrender charges                                            --            (2,137)      (16,070)        --
   Death benefits                                          (20,779)          (40,379)     (762,641)        --
   Annuity payments                                             --                --        (5,952)    (2,691)
                                                          --------        ----------   -----------    -------
Increase (decrease) in net assets resulting from
  principal transactions                                   (69,321)          (16,362)   (3,447,783)    (2,519)
                                                          --------        ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     18,953           333,010    (1,848,655)    (1,193)

NET ASSETS:
   Beginning of year                                       425,134         2,613,168    20,744,703     38,362
                                                          --------        ----------   -----------    -------
   End of year                                            $444,087        $2,946,178   $18,896,048    $37,169
                                                          ========        ==========   ===========    =======

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                                     ----------------------------------------
                                                        UIF                          Van Eck
                                                      Equity      UIF        UIF    Worldwide
                                                      Growth   Technology   Value   Emerging
                                                     Portfolio Portfolio  Portfolio  Markets
                                                     - Class I - Class I  - Class I   Fund
                                                     --------- ---------- --------- ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $   (81)  $   (91)   $    --  $  (3,844)
   Net realized gain (loss) on investments                130      (215)       996    102,692
   Capital gain distributions from mutual funds            --        --         --         --
   Net change in unrealized appreciation
     (depreciation) of investments                      4,530       134     (1,018)    64,340
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  operations                                            4,579      (172)       (22)   163,188
                                                      -------   -------    -------  ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --         --      9,546
   Administrative charges                                  --        --         --       (572)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (2)       (1)        22    108,686
   Contract withdrawals                                    --        --         --    (62,548)
   Surrender charges                                       --        --         --     (1,013)
   Death benefits                                          --        --         --         --
   Annuity payments                                    (2,351)     (886)        --         --
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (2,353)     (887)        22     54,099
                                                      -------   -------    -------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,226    (1,059)        --    217,287

NET ASSETS:
   Beginning of year                                   32,865    13,268         --    510,162
                                                      -------   -------    -------  ---------
   End of year                                        $35,091   $12,209    $    --  $ 727,449
                                                      =======   =======    =======  =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (184)  $   (98)   $     6  $  (4,417)
   Net realized gain (loss) on investments                (92)     (245)         6    108,697
   Capital gain distributions from mutual funds            --        --         77         --
   Net change in unrealized appreciation
     (depreciation) of investments                      2,412       (60)       308     14,208
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  operations                                            2,136      (403)       397    118,488
                                                      -------   -------    -------  ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --         --     13,340
   Administrative charges                                  --        --         --       (745)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    152        70     (2,731)   (89,826)
   Contract withdrawals                                    --        --         --    (89,522)
   Surrender charges                                       --        --         --       (311)
   Death benefits                                          --        --         --    (32,133)
   Annuity payments                                    (2,270)     (928)        --         --
                                                      -------   -------    -------  ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (2,118)     (858)    (2,731)  (199,197)
                                                      -------   -------    -------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    18    (1,261)    (2,334)   (80,709)

NET ASSETS:
   Beginning of year                                   32,847    14,529      2,334    590,871
                                                      -------   -------    -------  ---------
   End of year                                        $32,865   $13,268    $    --  $ 510,162
                                                      =======   =======    =======  =========

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                  Sub-accounts
                                                     -------------------------------------
                                                      Van Eck
                                                     Worldwide           Vanguard
                                                       Hard    Vanguard  Dividend Vanguard
                                                      Assets   500 Index  Growth    GNMA
                                                       Fund      Fund      Fund     Fund
                                                     --------- --------- -------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $ (5,785)  $   234  $   176  $  1,083
   Net realized gain (loss) on investments             50,224       146       21      (264)
   Capital gain distributions from mutual funds            --        --       --        --
   Net change in unrealized appreciation
     (depreciation) of investments                    174,834       256      974      (290)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  operations                                          219,273       636    1,171       529
                                                     --------   -------  -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           7,700        --       --        --
   Administrative charges                                (692)       --       --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                184,347    20,215   25,030   (16,446)
   Contract withdrawals                               (91,694)       --       --        --
   Surrender charges                                   (1,475)       --       --        --
   Death benefits                                          --        --       --        --
   Annuity payments                                        --    (1,230)    (668)   (2,524)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                               98,186    18,985   24,362   (18,970)
                                                     --------   -------  -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               317,459    19,621   25,533   (18,441)

NET ASSETS:
   Beginning of year                                  364,401     8,300       --    33,095
                                                     --------   -------  -------  --------
   End of year                                       $681,860   $27,921  $25,533  $ 14,654
                                                     ========   =======  =======  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $ (1,771)  $    87  $    --  $    397
   Net realized gain (loss) on investments             33,067        26       --        34
   Capital gain distributions from mutual funds            --        --       --        --
   Net change in unrealized appreciation
     (depreciation) of investments                      8,268       644       --        55
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  operations                                           39,564       757       --       486
                                                     --------   -------  -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           3,099        --       --        --
   Administrative charges                                (192)       --       --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                275,218        76       --    31,969
   Contract withdrawals                               (53,602)       --       --        --
   Surrender charges                                      (77)       --       --        --
   Death benefits                                          --        --       --        --
   Annuity payments                                        --      (648)      --    (1,080)
                                                     --------   -------  -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                              224,446      (572)      --    30,889
                                                     --------   -------  -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               264,010       185       --    31,375

NET ASSETS:
   Beginning of year                                  100,391     8,115       --     1,720
                                                     --------   -------  -------  --------
   End of year                                       $364,401   $ 8,300  $    --  $ 33,095
                                                     ========   =======  =======  ========

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                                Vanguard    Vanguard
                                                     Vanguard  Inflation- LifeStrategy   Vanguard
                                                      Health   Protected  Conservative LifeStrategy
                                                       Care    Securities    Growth       Growth
                                                       Fund       Fund        Fund         Fund
                                                     --------  ---------- ------------ ------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $    379   $  7,144    $   693      $  1,899
   Net realized gain (loss) on investments                413          8        315         1,299
   Capital gain distributions from mutual funds         2,413        464         --            --
   Net change in unrealized appreciation
     (depreciation) of investments                      5,498     (5,476)       168         5,813
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  operations                                            8,703      2,140      1,176         9,011
                                                     --------   --------    -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --         --         --            --
   Administrative charges                                  --         --         --            --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (4,121)   124,981         --        35,118
   Contract withdrawals                                    --         --         --            --
   Surrender charges                                       --         --         --            --
   Death benefits                                          --         --         --            --
   Annuity payments                                    (7,118)   (10,133)    (2,907)       (9,205)
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  principal transactions                              (11,239)   114,848     (2,907)       25,913
                                                     --------   --------    -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (2,536)   116,988     (1,731)       34,924

NET ASSETS:
   Beginning of year                                   67,830     23,992     34,374        96,574
                                                     --------   --------    -------      --------
   End of year                                       $ 65,294   $140,980    $32,643      $131,498
                                                     ========   ========    =======      ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $    389   $    744    $   717      $  1,328
   Net realized gain (loss) on investments                (58)        22        218           383
   Capital gain distributions from mutual funds         1,742        123         --            --
   Net change in unrealized appreciation
     (depreciation) of investments                      1,686        509      1,413         8,370
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  operations                                            3,759      1,398      2,348        10,081
                                                     --------   --------    -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --         --         --            --
   Administrative charges                                  --         --         --            --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 67,853     24,093        384        36,685
   Contract withdrawals                                    --         --         --            --
   Surrender charges                                       --         --         --            --
   Death benefits                                          --         --         --            --
   Annuity payments                                    (3,782)    (1,499)    (2,885)       (5,153)
                                                     --------   --------    -------      --------
Increase (decrease) in net assets resulting from
  principal transactions                               64,071     22,594     (2,501)       31,532
                                                     --------   --------    -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                67,830     23,992       (153)       41,613

NET ASSETS:
   Beginning of year                                       --         --     34,527        54,961
                                                     --------   --------    -------      --------
   End of year                                       $ 67,830   $ 23,992    $34,374      $ 96,574
                                                     ========   ========    =======      ========

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     ------------------------------------------
                                                                    Vanguard   Vanguard
                                                       Vanguard   LifeStrategy  Prime
                                                     LifeStrategy   Moderate    Money   Vanguard
                                                        Income       Growth     Market  PRIMECAP
                                                         Fund         Fund       Fund     Fund
                                                     ------------ ------------ -------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  4,789     $ 13,783    $  107   $   (4)
   Net realized gain (loss) on investments                  240        3,077        --       61
   Capital gain distributions from mutual funds              --           --        --       87
   Net change in unrealized appreciation
     (depreciation) of investments                         (509)      30,142        --       76
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  operations                                              4,520       47,002       107      220
                                                       --------     --------    ------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        --       --
   Administrative charges                                    --           --        --       --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   34,725      438,763        --       (2)
   Contract withdrawals                                      --           --        --       --
   Surrender charges                                         --           --        --       --
   Death benefits                                            --           --        --       --
   Annuity payments                                     (12,205)     (49,780)     (403)    (247)
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  principal transactions                                 22,520      388,983      (403)    (249)
                                                       --------     --------    ------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  27,040      435,985      (296)     (29)

NET ASSETS:
   Beginning of year                                    148,452      292,373     4,985    3,104
                                                       --------     --------    ------   ------
   End of year                                         $175,492     $728,358    $4,689   $3,075
                                                       ========     ========    ======   ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  3,735     $  5,878    $   18   $   --
   Net realized gain (loss) on investments                  103          676        --       33
   Capital gain distributions from mutual funds              --           --        --       --
   Net change in unrealized appreciation
     (depreciation) of investments                        2,462       19,374        --      441
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  operations                                              6,300       25,928        18      474
                                                       --------     --------    ------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --           --        --       --
   Administrative charges                                    --           --        --       --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  128,514       80,950        48       25
   Contract withdrawals                                      --           --        --       --
   Surrender charges                                         --           --        --       --
   Death benefits                                            --           --        --       --
   Annuity payments                                      (7,103)     (18,051)     (418)    (237)
                                                       --------     --------    ------   ------
Increase (decrease) in net assets resulting from
  principal transactions                                121,411       62,899      (370)    (212)
                                                       --------     --------    ------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 127,711       88,827      (352)     262

NET ASSETS:
   Beginning of year                                     20,741      203,546     5,337    2,842
                                                       --------     --------    ------   ------
   End of year                                         $148,452     $292,373    $4,985   $3,104
                                                       ========     ========    ======   ======

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                                     ---------------------------------------
                                                     Vanguard Vanguard Vanguard
                                                      Small-   Small-   Total     Vanguard
                                                       Cap      Cap      Bond       Total
                                                      Growth   Value    Market  International
                                                      Index    Index    Index    Stock Index
                                                       Fund     Fund     Fund       Fund
                                                     -------- -------- -------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $     5  $   294   $  339    $  4,220
   Net realized gain (loss) on investments                (2)     (11)     (17)      6,276
   Capital gain distributions from mutual funds           --       --        2          --
   Net change in unrealized appreciation
     (depreciation) of investments                       317     (377)    (173)     27,382
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  operations                                             320      (94)     151      37,878
                                                     -------  -------   ------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --       --       --          --
   Administrative charges                                 --       --       --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                19,622   19,623       (1)         (4)
   Contract withdrawals                                   --       --       --          --
   Surrender charges                                      --       --       --          --
   Death benefits                                         --       --       --          --
   Annuity payments                                     (546)    (540)    (787)    (32,239)
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  principal transactions                              19,076   19,083     (788)    (32,243)
                                                     -------  -------   ------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               19,396   18,989     (637)      5,635

NET ASSETS:
   Beginning of year                                      --       --    9,535     271,666
                                                     -------  -------   ------    --------
   End of year                                       $19,396  $18,989   $8,898    $277,301
                                                     =======  =======   ======    ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $    --  $    --   $  180    $  4,873
   Net realized gain (loss) on investments                --       --       (8)        756
   Capital gain distributions from mutual funds           --       --       10          --
   Net change in unrealized appreciation
     (depreciation) of investments                        --       --      (13)     39,227
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  operations                                              --       --      169      44,856
                                                     -------  -------   ------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --       --       --          --
   Administrative charges                                 --       --       --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    --       --    4,895     241,310
   Contract withdrawals                                   --       --       --          --
   Surrender charges                                      --       --       --          --
   Death benefits                                         --       --       --          --
   Annuity payments                                       --       --     (804)    (14,500)
                                                     -------  -------   ------    --------
Increase (decrease) in net assets resulting from
  principal transactions                                  --       --    4,091     226,810
                                                     -------  -------   ------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   --       --    4,260     271,666

NET ASSETS:
   Beginning of year                                      --       --    5,275          --
                                                     -------  -------   ------    --------
   End of year                                       $    --  $    --   $9,535    $271,666
                                                     =======  =======   ======    ========

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     -----------------------------------------
                                                                          Vanguard   Vanguard
                                                     Vanguard  Vanguard      VIF        VIF
                                                       U.S.       VIF      Capital  Diversified
                                                      Growth   Balanced    Growth      Value
                                                       Fund    Portfolio  Portfolio  Portfolio
                                                     -------- ----------  --------- -----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  (26) $   37,481  $     47   $  2,019
   Net realized gain (loss) on investments                22      15,815       379      2,941
   Capital gain distributions from mutual funds           --      31,647       456         --
   Net change in unrealized appreciation
     (depreciation) of investments                       472      89,688     4,132     15,043
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  operations                                             468     174,631     5,014     20,003
                                                      ------  ----------  --------   --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --          --        --         --
   Administrative charges                                 --          --        --         --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (2)  1,542,636    45,242    180,326
   Contract withdrawals                                   --          --        --         --
   Surrender charges                                      --          --        --         --
   Death benefits                                         --          --        --         --
   Annuity payments                                     (393)   (146,923)   (3,382)   (19,018)
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  principal transactions                                (395)  1,395,713    41,860    161,308
                                                      ------  ----------  --------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   73   1,570,344    46,874    181,311

NET ASSETS:
   Beginning of year                                   4,875   1,848,551    67,211    184,457
                                                      ------  ----------  --------   --------
   End of year                                        $4,948  $3,418,895  $114,085   $365,768
                                                      ======  ==========  ========   ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (22) $   11,621  $   (112)  $     (8)
   Net realized gain (loss) on investments               (10)      4,637        48      2,684
   Capital gain distributions from mutual funds           --          --        --         --
   Net change in unrealized appreciation
     (depreciation) of investments                       317      92,308     6,022     20,091
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  operations                                             285     108,566     5,958     22,767
                                                      ------  ----------  --------   --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             --          --        --         --
   Administrative charges                                 --          --        --         --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    44   1,409,544    62,405    148,210
   Contract withdrawals                                   --          --        --         --
   Surrender charges                                      --          --        --         --
   Death benefits                                         --          --        --         --
   Annuity payments                                     (386)    (52,586)   (1,152)    (3,908)
                                                      ------  ----------  --------   --------
Increase (decrease) in net assets resulting from
  principal transactions                                (342)  1,356,958    61,253    144,302
                                                      ------  ----------  --------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (57)  1,465,524    67,211    167,069

NET ASSETS:
   Beginning of year                                   4,932     383,027        --     17,388
                                                      ------  ----------  --------   --------
   End of year                                        $4,875  $1,848,551  $ 67,211   $184,457
                                                      ======  ==========  ========   ========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                  Sub-accounts
                                                     --------------------------------------
                                                     Vanguard  Vanguard            Vanguard
                                                        VIF       VIF    Vanguard  VIF High
                                                      Equity    Equity      VIF      Yield
                                                      Income     Index    Growth     Bond
                                                     Portfolio Portfolio Portfolio Portfolio
                                                     --------- --------- --------- ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  3,672  $  1,201   $   (57) $    392
   Net realized gain (loss) on investments                585       393       125       105
   Capital gain distributions from mutual funds        11,425     4,189        --        --
   Net change in unrealized appreciation
     (depreciation) of investments                     (5,964)   (1,288)    2,769     4,749
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  operations                                            9,718     4,495     2,837     5,246
                                                     --------  --------   -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --        --        --
   Administrative charges                                  --        --        --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                112,879   102,034    46,315   163,106
   Contract withdrawals                                    --        --        --        --
   Surrender charges                                       --        --        --        --
   Death benefits                                          --        --        --        --
   Annuity payments                                   (14,887)   (9,690)   (1,375)   (9,966)
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                               97,992    92,344    44,940   153,140
                                                     --------  --------   -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               107,710    96,839    47,777   158,386

NET ASSETS:
   Beginning of year                                  204,327   103,269    14,759    17,083
                                                     --------  --------   -------  --------
   End of year                                       $312,037  $200,108   $62,536  $175,469
                                                     ========  ========   =======  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (139) $     78   $   (49) $    137
   Net realized gain (loss) on investments               (330)   (1,530)     (627)      (26)
   Capital gain distributions from mutual funds           576       897        --        --
   Net change in unrealized appreciation
     (depreciation) of investments                     10,762     8,347     1,171       834
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  operations                                           10,869     7,792       495       945
                                                     --------  --------   -------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              --        --        --        --
   Administrative charges                                  --        --        --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                196,623   121,791    15,051    16,824
   Contract withdrawals                                    --   (20,543)       --        --
   Surrender charges                                       --        --        --        --
   Death benefits                                          --        --        --        --
   Annuity payments                                    (3,165)   (5,771)     (787)     (686)
                                                     --------  --------   -------  --------
Increase (decrease) in net assets resulting from
  principal transactions                              193,458    95,477    14,264    16,138
                                                     --------  --------   -------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS               204,327   103,269    14,759    17,083

NET ASSETS:
   Beginning of year                                       --        --        --        --
                                                     --------  --------   -------  --------
   End of year                                       $204,327  $103,269   $14,759  $ 17,083
                                                     ========  ========   =======  ========

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                      Sub-accounts
                                                     ---------------------------------------------
                                                       Vanguard    Vanguard   Vanguard    Vanguard
                                                          VIF      VIF Mid-   VIF Money   VIF REIT
                                                     International Cap Index   Market       Index
                                                       Portfolio   Portfolio  Portfolio   Portfolio
                                                     ------------- --------- -----------  ---------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $     (3)   $    (73) $     4,190  $  1,556
   Net realized gain (loss) on investments                3,999       1,656           --     4,554
   Capital gain distributions from mutual funds              --          --           --     5,167
   Net change in unrealized appreciation
     (depreciation) of investments                       47,290      18,790           --     8,574
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  operations                                             51,286      20,373        4,190    19,851
                                                       --------    --------  -----------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --    4,368,826        --
   Administrative charges                                    --          --           --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  330,890     184,977   (4,336,697)  129,558
   Contract withdrawals                                      --          --           --        --
   Surrender charges                                         --          --           --        --
   Death benefits                                            --          --           --        --
   Annuity payments                                     (18,254)     (8,622)      (6,929)  (11,061)
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  principal transactions                                312,636     176,355       25,200   118,497
                                                       --------    --------  -----------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 363,922     196,728       29,390   138,348

NET ASSETS:
   Beginning of year                                     78,446      58,639        4,433    77,497
                                                       --------    --------  -----------  --------
   End of year                                         $442,368    $255,367  $    33,823  $215,845
                                                       ========    ========  ===========  ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $    532    $    131  $     1,275  $    724
   Net realized gain (loss) on investments                1,673         950           --      (339)
   Capital gain distributions from mutual funds              --          --           --       702
   Net change in unrealized appreciation
     (depreciation) of investments                        8,324       7,458           --    12,902
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  operations                                             10,529       8,539        1,275    13,989
                                                       --------    --------  -----------  --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                --          --    3,489,979        --
   Administrative charges                                    --          --           --        --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   17,683      31,784   (3,568,226)   41,658
   Contract withdrawals                                  (5,771)     (2,945)          --        --
   Surrender charges                                         --          --           --        --
   Death benefits                                            --          --           --        --
   Annuity payments                                      (3,814)     (3,016)        (599)   (4,938)
                                                       --------    --------  -----------  --------
Increase (decrease) in net assets resulting from
  principal transactions                                  8,098      25,823      (78,846)   36,720
                                                       --------    --------  -----------  --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  18,627      34,362      (77,571)   50,709

NET ASSETS:
   Beginning of year                                     59,819      24,277       82,004    26,788
                                                       --------    --------  -----------  --------
   End of year                                         $ 78,446    $ 58,639  $     4,433  $ 77,497
                                                       ========    ========  ===========  ========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                                     ------------------------------------------
                                                      Vanguard   Vanguard  Vanguard   Vanguard
                                                     VIF Short-     VIF    VIF Total  VIF Total
                                                        Term       Small     Bond       Stock
                                                     Investment-  Company   Market     Market
                                                        Grade     Growth     Index      Index
                                                      Portfolio  Portfolio Portfolio  Portfolio
                                                     ----------- --------- --------- ----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $  1,222    $  (312) $  9,705  $    3,575
   Net realized gain (loss) on investments                 (12)       666    (3,810)     13,509
   Capital gain distributions from mutual funds             --      2,319     2,006      12,524
   Net change in unrealized appreciation
     (depreciation) of investments                         (90)     3,283    (2,415)     32,918
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  operations                                             1,120      5,956     5,486      62,526
                                                      --------    -------  --------  ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               --         --        --          --
   Administrative charges                                   --         --        --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  20,261     23,973   173,397     451,339
   Contract withdrawals                                     --         --        --          --
   Surrender charges                                        --         --        --          --
   Death benefits                                           --         --        --          --
   Annuity payments                                     (5,894)    (5,847)  (24,953)    (96,261)
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  principal transactions                                14,367     18,126   148,444     355,078
                                                      --------    -------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 15,487     24,082   153,930     417,604

NET ASSETS:
   Beginning of year                                    49,219     47,445   204,510     681,258
                                                      --------    -------  --------  ----------
   End of year                                        $ 64,706    $71,527  $358,440  $1,098,862
                                                      ========    =======  ========  ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $    944    $  (145) $  7,671  $   (1,235)
   Net realized gain (loss) on investments                (623)       505    (2,853)      2,335
   Capital gain distributions from mutual funds             --         --       277          75
   Net change in unrealized appreciation
     (depreciation) of investments                         710      5,868    (2,815)     75,829
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  operations                                             1,031      6,228     2,280      77,004
                                                      --------    -------  --------  ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               --         --        --          --
   Administrative charges                                   --         --        --          --
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  49,207     30,766   228,169     623,362
   Contract withdrawals                                (11,791)    (2,933)  (14,527)         --
   Surrender charges                                        --         --        --          --
   Death benefits                                           --         --        --          --
   Annuity payments                                     (4,654)    (3,153)  (11,412)    (36,084)
                                                      --------    -------  --------  ----------
Increase (decrease) in net assets resulting from
  principal transactions                                32,762     24,680   202,230     587,278
                                                      --------    -------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 33,793     30,908   204,510     664,282

NET ASSETS:
   Beginning of year                                    15,426     16,537        --      16,976
                                                      --------    -------  --------  ----------
   End of year                                        $ 49,219    $47,445  $204,510  $  681,258
                                                      ========    =======  ========  ==========

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                               Sub-accounts
                                                            ------------------
                                                             Vanguard  Vanguard
                                                            Wellington Windsor
                                                               Fund      Fund
                                                            ---------- --------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                              $  2,099   $   20
   Net realized gain (loss) on investments                        507       41
   Capital gain distributions from mutual funds                 3,798      240
   Net change in unrealized appreciation (depreciation) of
     investments                                                2,992     (185)
                                                             --------   ------
Increase (decrease) in net assets resulting from operations     9,396      116
                                                             --------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --       --
   Administrative charges                                          --       --
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              119,004       (1)
   Contract withdrawals                                            --       --
   Surrender charges                                               --       --
   Death benefits                                                  --       --
   Annuity payments                                            (8,136)    (239)
                                                             --------   ------
Increase (decrease) in net assets resulting from principal
  transactions                                                110,868     (240)
                                                             --------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       120,264     (124)

NET ASSETS:
   Beginning of year                                            2,951    2,996
                                                             --------   ------
   End of year                                               $123,215   $2,872
                                                             ========   ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $     62   $   22
   Net realized gain (loss) on investments                         13       21
   Capital gain distributions from mutual funds                    85       14
   Net change in unrealized appreciation (depreciation) of
     investments                                                  121      280
                                                             --------   ------
Increase (decrease) in net assets resulting from operations       281      337
                                                             --------   ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --       --
   Administrative charges                                          --       --
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                   27       27
   Contract withdrawals                                            --       --
   Surrender charges                                               --       --
   Death benefits                                                  --       --
   Annuity payments                                              (231)    (229)
                                                             --------   ------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (204)    (202)
                                                             --------   ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            77      135

NET ASSETS:
   Beginning of year                                            2,874    2,861
                                                             --------   ------
   End of year                                               $  2,951   $2,996
                                                             ========   ======

                            See accompanying notes.

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Group Immediate Variable Annuity ("GIVA"), and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                      American Funds(R) - continued:
   AIM V.I. Capital Appreciation Fund - Series I                 American Funds(R) The Bond Fund of America(SM) (1)
                                                                 American Funds(R) Capital World Growth and Income
   AIM V.I. International Growth Fund - Series I                   Fund,(SM) Inc. (1)
                                                                 American Funds(R) EuroPacific Growth Fund(R) (1)
                                                                 American Funds(R) The Investment Company of
The AllianceBernstein Growth Funds:                                America(R) (1)
   AllianceBernstein Large Cap Growth Fund - Class A (1) (9)     American Funds(R) The New Economy Fund(R) (1)
                                                                 American Funds(R) SMALLCAP World Fund(R) (1)
                                                                 American Funds(R) Washington Mutual Investors
AllianceBernstein Variable Products Series Funds, Inc.:            Fund,(SM) Inc. (1)
   AllianceBernstein Americas Government Income Portfolio
    - Class A
   AllianceBernstein Global Bond Portfolio - Class A          Columbia Funds Trust I:
   AllianceBernstein Global Dollar Government Portfolio -
    Class A                                                      Columbia High Yield Opportunity Fund (1) (16)
   AllianceBernstein Global Technology Portfolio -
    Class A (14)
   AllianceBernstein Global Technology Portfolio -
    Class B (14)                                              Columbia Funds Trust VII:
   AllianceBernstein Growth and Income Portfolio -
    Class A                                                      Columbia Newport Tiger Fund (1) (16)
   AllianceBernstein Growth and Income Portfolio -
    Class B
   AllianceBernstein Growth Portfolio - Class A               Delaware VIP Trust:
   AllianceBernstein Growth Portfolio - Class B                  Delaware VIP Balanced Series - Standard class
   AllianceBernstein High Yield Portfolio - Class A              Delaware VIP Capital Reserves Series - Standard class
   AllianceBernstein International Portfolio - Class A           Delaware VIP Cash Reserves Series - Standard class
   AllianceBernstein International Value Portfolio -             Delaware VIP Growth Opportunities Series - Standard
    Class A                                                        class
   AllianceBernstein Large Cap Growth Portfolio -
    Class A (12)                                                 Delaware VIP High Yield Series - Standard class
   AllianceBernstein Large Cap Growth Portfolio -
    Class B (12)                                                 Delaware VIP Value Series - Standard class (6)
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B         Dreyfus Stock Index Fund, Inc. - Initial shares
   AllianceBernstein Real Estate Investment Portfolio -
    Class A
   AllianceBernstein Small Cap Growth Portfolio -
    Class A (3)                                               Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   AllianceBernstein Small/Mid Cap Value Portfolio -             Dreyfus VIF Small Company Stock Portfolio - Initial
     Class A (13)                                                  shares
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A                                      FAM Variable Series Funds, Inc.: (10)
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class B                                         Mercury Basic Value V.I. Fund - Class I (11)
   AllianceBernstein U.S. Large Cap Blended Style Portfolio
    - Class B                                                    Mercury Core Bond V.I. Fund - Class I (11)
   AllianceBernstein Utility Income Portfolio - Class A          Mercury Domestic Money Market V.I. Fund - Class I (11)
   AllianceBernstein Value Portfolio - Class B                   Mercury Global Allocation V.I. Fund - Class I (11)
   AllianceBernstein Worldwide Privatization Portfolio -
     Class A                                                     Mercury Global Growth V.I. Fund - Class I (11)
                                                                 Mercury High Current Income V.I. Fund - Class I (11)
American Funds(R):                                               Mercury International Value V.I. Fund - Class I (11)
   American Funds(R) AMCAP Fund(R) (1)

                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

FAM Variable Series Funds, Inc. - continued: (10)                   The Universal Institutional Funds, Inc. ("UIF") - continued:
   Mercury Large Cap Core V.I. Fund - Class I (11)                     UIF Technology Portfolio - Class I
   Mercury Large Cap Growth V.I. Fund - Class I (11)                   UIF Value Portfolio - Class I
   Mercury Utilities and Telecommunications V.I. Fund -
     Class I (11)
   Mercury Value Opportunities V.I. Fund - Class I (5) (11)         Van Eck Worldwide Insurance Trust ("Van Eck"):
                                                                       Van Eck Worldwide Emerging Markets Fund
Fidelity(R) Variable Insurance Products ("Fidelity VIP"):              Van Eck Worldwide Hard Assets Fund
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class          The Vanguard Group(R):
   Fidelity(R) VIP Growth Portfolio - Initial Class                    Vanguard(R) 500 Index Fund
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) GNMA Fund
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) Health Care Fund (8)
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) Inflation-Protected Securities Fund
                                                                       Vanguard(R) International Growth Fund (1) (15)
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Growth Fund
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) LifeStrategy(R) Income Fund
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) LifeStrategy(R) Moderate Growth Fund
                                                                       Vanguard(R) Prime Money Market Fund
MFS(R) Mutual Funds ("MFS"):                                           Vanguard(R) PRIMECAP Fund
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) Small-Cap Growth Index Fund
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Small-Cap Value Index Fund
   MFS(R) Research Fund (1)                                            Vanguard(R) Total Bond Market Index Fund
                                                                       Vanguard(R) Total International Stock Index Fund (8)
OppenheimerFunds(R):                                                   Vanguard(R) U.S. Growth Fund
   Oppenheimer Centennial Money Market Trust -
     Class A (1) (4)                                                   Vanguard(R) Wellington(TM) Fund
   Oppenheimer International Bond Fund - Class A (1)                   Vanguard(R) Windsor(TM) Fund
   Oppenheimer Strategic Income Fund - Class A (1)
                                                                    Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
Putnam Investments:                                                    Vanguard(R) VIF Balanced Portfolio
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Capital Growth Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Diversified Value Portfolio
   Putnam International Capital Opportunities Fund -
     Class A (1) (4)                                                   Vanguard(R) VIF Equity Income Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Equity Index Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF Growth Portfolio
                                                                       Vanguard(R) VIF High Yield Bond Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF International Portfolio
   UBS U.S. Allocation Portfolio (2)                                   Vanguard(R) VIF Mid-Cap Index Portfolio
                                                                       Vanguard(R) VIF Money Market Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF REIT Index Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                      Vanguard(R) VIF Short-Term Investment-Grade Portfolio (7)
   UIF Equity Growth Portfolio - Class I                               Vanguard(R) VIF Small Company Growth Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)                          Vanguard(R) VIF Total Stock Market Index Portfolio
   UIF Money Market Portfolio - Class I (1)

(1) Sub-accounts had no activity.
(2) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust - Class A and Putnam International Capital Opportunities Fund - Class A were no longer available for investment in the GIVA contract.
(5) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series - Standard class.
(7) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.
(8) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(9) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(10)Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(11)Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(12)Effective May 2, 2005, AllianceBernstein Premier Growth Fund - Class A and AllianceBernstein Premier Growth Fund - Class B changed its name to AllianceBernstein Large Cap Growth Fund - Class A and AllianceBernstein Large Cap Growth Fund - Class B, respectively.
(13)Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(14)Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(15)Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(16)Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by contract follows:

                                   VA-I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                 Mortality & Expense Risk and
                    Administrative Charges
Contracts            Maximum Annual Rate
---------        ----------------------------
Gallery                      1.40%
Ovation                      1.40%
Ovation Advisor              1.40%
Ovation Plus                 1.40%
Paradigm                     1.40%
Profile                      1.40%
GIVA                         1.25%
Trilogy                      1.40%
Vanguard SPIA                0.52%
Variable Annuity             1.40%

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line of the statement of operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

                                   VA-I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.

                                   VA-I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                         Cost of    Proceeds
  Sub-accounts                                          Purchases  from Sales
  ---------------------------------------------------- ----------- -----------
  AIM V.I. Capital Appreciation Fund - Series I        $    18,523 $   335,632
  AIM V.I. International Growth Fund - Series I            117,946     361,085
  AllianceBernstein Americas Government Income
    Portfolio - Class A                                  8,485,833  11,743,215
  AllianceBernstein Global Bond Portfolio - Class A      5,108,893   3,359,144
  AllianceBernstein Global Dollar Government
    Portfolio - Class A                                  6,831,799   6,134,487
  AllianceBernstein Global Technology Portfolio -
    Class A                                                703,278  17,551,773
  AllianceBernstein Global Technology Portfolio -
    Class B                                              1,750,643   6,623,428
  AllianceBernstein Growth and Income Portfolio -
    Class A                                              5,724,418  53,874,900
  AllianceBernstein Growth and Income Portfolio -
    Class B                                              4,094,009  32,456,598
  AllianceBernstein Growth Portfolio - Class A           2,256,383  24,513,804
  AllianceBernstein Growth Portfolio - Class B           3,438,808  10,299,040
  AllianceBernstein High Yield Portfolio - Class A       4,663,254   9,603,440
  AllianceBernstein International Portfolio - Class A    5,157,778   6,596,739
  AllianceBernstein International Value Portfolio -
    Class A                                              8,806,688   6,266,449
  AllianceBernstein Large Cap Growth Portfolio -
    Class A                                              3,082,097  36,725,762
  AllianceBernstein Large Cap Growth Portfolio -
    Class B                                              2,322,699  13,688,763
  AllianceBernstein Money Market Portfolio - Class A    18,877,034  23,545,591
  AllianceBernstein Money Market Portfolio - Class B    11,655,735  11,435,433
  AllianceBernstein Real Estate Investment Portfolio
    - Class A                                            9,905,808  14,544,128
  AllianceBernstein Small Cap Growth Portfolio -
    Class A                                              3,161,720  11,548,817
  AllianceBernstein Small/Mid Cap Value Portfolio -
    Class A                                              6,152,974  10,031,897
  AllianceBernstein Total Return Portfolio - Class A     8,463,847  27,645,905
  AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                       8,450,533  23,023,121
  AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                         654,055     642,262
  AllianceBernstein U.S. Large Cap Blended Style
    Portfolio - Class B                                  1,106,330     973,561
  AllianceBernstein Utility Income Portfolio - Class A   7,424,597  10,683,981
  AllianceBernstein Value Portfolio - Class B            6,866,773  14,171,186
  AllianceBernstein Worldwide Privatization Portfolio
    - Class A                                            5,706,684   8,484,129
  Delaware VIP Balanced Series - Standard class             19,100     120,298
  Delaware VIP Capital Reserves Series - Standard
    class                                                    9,677      52,214
  Delaware VIP Cash Reserves Series - Standard class       179,196     354,251
  Delaware VIP Growth Opportunities Series - Standard
    class                                                  128,112     479,698
  Delaware VIP High Yield Series - Standard class           73,763      78,627
  Delaware VIP Value Series - Standard class                76,253     452,428
  Dreyfus Stock Index Fund, Inc. - Initial shares          164,495   1,908,443
  Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                 307,374     731,907
  Fidelity VIP Asset Manager Portfolio - Initial Class     211,668   1,559,552
  Fidelity VIP Contrafund Portfolio - Initial Class        321,019     818,425
  Fidelity VIP Growth Portfolio - Initial Class             60,737   1,985,645
  Fidelity VIP High Income Portfolio - Initial Class       282,814     580,532
  Fidelity VIP Investment Grade Bond Portfolio -
    Initial Class                                          593,779   1,336,714
  Fidelity VIP Money Market Portfolio - Initial Class      868,475   1,879,215
  Fidelity VIP Overseas Portfolio - Initial Class            9,444     106,160
  Mercury Basic Value V.I. Fund - Class I                  700,005   2,233,720
  Mercury Core Bond V.I. Fund - Class I                     22,002     223,419
  Mercury Domestic Money Market V.I. Fund - Class I        760,124   1,001,230
  Mercury Global Allocation V.I. Fund - Class I            529,286     487,494
  Mercury Global Growth V.I. Fund - Class I                122,621     362,316
  Mercury High Current Income V.I. Fund - Class I          150,728     516,406
  Mercury International Value V.I. Fund - Class I          329,425     381,558
  Mercury Large Cap Core V.I. Fund - Class I               193,933     342,535
  Mercury Large Cap Growth V.I. Fund - Class I              18,615     184,883

                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                            Cost of    Proceeds
Sub-accounts                                               Purchases  from Sales
---------------------------------------------------------  ---------- ----------
Mercury Utilities and Telecommunications V.I. Fund -
  Class I                                                  $  170,807 $  132,973
Mercury Value Opportunities V.I. Fund - Class I               545,433    784,344
UBS U.S. Allocation Portfolio                                 356,077  3,602,780
UIF Core Plus Fixed Income Portfolio - Class I                  1,574      2,930
UIF Equity Growth Portfolio - Class I                             161      2,596
UIF Technology Portfolio - Class I                                 --        977
UIF Value Portfolio - Class I                                      --      2,712
Van Eck Worldwide Emerging Markets Fund                       254,006    203,745
Van Eck Worldwide Hard Assets Fund                            215,531    123,130
Vanguard 500 Index Fund                                        20,558      1,331
Vanguard Dividend Growth Fund                                  25,274        736
Vanguard GNMA Fund                                             10,369     28,256
Vanguard Health Care Fund                                       7,327     15,776
Vanguard Inflation-Protected Securities Fund                  153,743     31,290
Vanguard LifeStrategy Conservative Growth Fund                    942      3,161
Vanguard LifeStrategy Growth Fund                              37,686      9,875
Vanguard LifeStrategy Income Fund                              40,547     13,242
Vanguard LifeStrategy Moderate Growth Fund                    461,018     58,252
Vanguard Prime Money Market Fund                                  143        446
Vanguard PRIMECAP Fund                                            105        278
Vanguard Small-Cap Growth Index Fund                           19,671        590
Vanguard Small-Cap Value Index Fund                            19,959        582
Vanguard Total Bond Market Index Fund                             410        868
Vanguard Total International Stock Index Fund                   5,600     33,622
Vanguard U.S. Growth Fund                                          10        431
Vanguard VIF Balanced Portfolio                             1,639,140    174,299
Vanguard VIF Capital Growth Portfolio                          46,030      3,668
Vanguard VIF Diversified Value Portfolio                      183,255     19,928
Vanguard VIF Equity Income Portfolio                          129,066     15,986
Vanguard VIF Equity Index Portfolio                           107,901     10,170
Vanguard VIF Growth Portfolio                                  46,369      1,486
Vanguard VIF High Yield Bond Portfolio                        164,192     10,662
Vanguard VIF International Portfolio                          340,096     27,466
Vanguard VIF Mid-Cap Index Portfolio                          185,535      9,255
Vanguard VIF Money Market Portfolio                         3,846,900  3,817,510
Vanguard VIF REIT Index Portfolio                             153,206     27,991
Vanguard VIF Short-Term Investment-Grade Portfolio             21,800      6,215
Vanguard VIF Small Company Growth Portfolio                    26,217      6,085
Vanguard VIF Total Bond Market Index Portfolio                215,022     54,868
Vanguard VIF Total Stock Market Index Portfolio               481,296    110,120
Vanguard Wellington Fund                                      127,021     10,256
Vanguard Windsor Fund                                             281        264

                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                       Value of
                                                    Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                               Shares      Per Share        Value           Held
---------------------------------------  ---------- --------------- -------------- --------------
AIM V.I. Capital Appreciation Fund -
  Series I                                   44,456     $24.68       $  1,097,185   $  1,308,254
AIM V.I. International Growth Fund -
  Series I                                   58,196      23.17          1,348,401        926,488
AllianceBernstein Americas Government
  Income Portfolio - Class A              3,055,636      13.06         39,906,607     38,579,631
AllianceBernstein Global Bond Portfolio
  - Class A                               1,415,504      11.32         16,023,510     17,876,145
AllianceBernstein Global Dollar
  Government Portfolio - Class A          1,415,735      14.42         20,414,905     19,111,763
AllianceBernstein Global Technology
  Portfolio - Class A                     3,637,480      15.86         57,690,438    108,136,269
AllianceBernstein Global Technology
  Portfolio - Class B                     1,532,200      15.63         23,948,289     23,754,534
AllianceBernstein Growth and Income
  Portfolio - Class A                     8,781,034      24.88        218,472,120    189,334,418
AllianceBernstein Growth and Income
  Portfolio - Class B                     7,480,808      24.65        184,401,927    154,383,202
AllianceBernstein Growth Portfolio -
  Class A                                 4,411,857      20.49         90,398,946    108,930,325
AllianceBernstein Growth Portfolio -
  Class B                                 2,743,143      20.15         55,274,332     46,619,063
AllianceBernstein High Yield Portfolio
  - Class A                               4,266,257       7.43         31,698,291     30,998,101
AllianceBernstein International
  Portfolio - Class A                     2,961,626      18.09         53,575,812     31,907,817
AllianceBernstein International Value
  Portfolio - Class A                     2,230,480      19.06         42,512,957     28,601,799
AllianceBernstein Large Cap Growth
  Portfolio - Class A                     5,559,645      26.99        150,054,813    182,050,930
AllianceBernstein Large Cap Growth
  Portfolio - Class B                     2,859,339      26.54         75,886,860     68,543,466
AllianceBernstein Money Market
  Portfolio - Class A                    19,216,465       1.00         19,216,465     19,216,465
AllianceBernstein Money Market
  Portfolio - Class B                    16,011,608       1.00         16,011,608     16,011,608
AllianceBernstein Real Estate
  Investment Portfolio - Class A          2,273,733      19.98         45,429,193     34,105,120
AllianceBernstein Small Cap Growth
  Portfolio - Class A                     3,479,124      12.26         42,654,055     32,730,159
AllianceBernstein Small/Mid Cap Value
  Portfolio - Class A                     3,453,736      17.06         58,920,732     43,720,189
AllianceBernstein Total Return
  Portfolio - Class A                     8,242,172      19.18        158,084,859    141,525,559
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class A    6,087,734      11.82         71,957,016     74,350,188
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class B      263,886      11.72          3,092,745      3,242,175
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B         214,551      13.00          2,789,159      2,440,887
AllianceBernstein Utility Income
  Portfolio - Class A                     2,168,848      20.64         44,765,022     37,761,750
AllianceBernstein Value Portfolio -
  Class B                                 5,743,186      12.84         73,742,514     58,005,091
AllianceBernstein Worldwide
  Privatization Portfolio - Class A       1,642,584      24.27         39,865,503     24,975,511
Delaware VIP Balanced Series - Standard
  class                                      62,906      13.53            851,121        972,571
Delaware VIP Capital Reserves Series -
  Standard class                             19,951       9.71            193,721        195,862
Delaware VIP Cash Reserves Series -
  Standard class                            294,944       1.00            294,944        294,944
Delaware VIP Growth Opportunities
  Series - Standard class                    56,883      17.78          1,011,377      1,142,848
Delaware VIP High Yield Series -
  Standard class                             78,740       5.91            465,351        513,365
Delaware VIP Value Series - Standard
  class                                     222,032      19.23          4,269,668      3,576,216
Dreyfus Stock Index Fund, Inc. -
  Initial shares                            213,340      31.82          6,788,477      6,651,113
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                 70,656      21.77          1,538,179      1,374,661
Fidelity VIP Asset Manager Portfolio -
  Initial Class                             376,242      15.04          5,658,685      5,654,175
Fidelity VIP Contrafund Portfolio -
  Initial Class                             119,802      31.03          3,717,457      2,882,100
Fidelity VIP Growth Portfolio - Initial
  Class                                     126,301      33.70          4,256,337      4,239,747
Fidelity VIP High Income Portfolio -
  Initial Class                             191,745       6.17          1,183,065      1,188,353
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                 196,342      12.76          2,505,319      2,564,367
Fidelity VIP Money Market Portfolio -
  Initial Class                           2,088,573       1.00          2,088,573      2,088,573
Fidelity VIP Overseas Portfolio -
  Initial Class                              11,058      20.61            227,914        155,509
Mercury Basic Value V.I. Fund - Class I     433,568      14.77          6,403,795      5,920,307
Mercury Core Bond V.I. Fund - Class I        24,510      11.95            292,896        289,537
Mercury Domestic Money Market V.I. Fund
  - Class I                                 350,493       1.00            350,493        350,493
Mercury Global Allocation V.I. Fund -
  Class I                                   110,145      13.54          1,491,358      1,290,603
Mercury Global Growth V.I. Fund - Class
  I                                          57,562      10.99            632,609        668,950
Mercury High Current Income V.I. Fund -
  Class I                                    62,690       7.55            473,309        475,452
Mercury International Value V.I. Fund -
  Class I                                   154,385      14.86          2,294,159      1,749,477
Mercury Large Cap Core V.I. Fund -
  Class I                                    57,560      31.69          1,824,091      1,597,968

                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                                      Value of
                                                   Net Asset Value Shares at Fair Cost of Shares
Sub-accounts                              Shares      Per Share        Value           Held
---------------------------------------- --------- --------------- -------------- --------------
Mercury Large Cap Growth V.I. Fund -
  Class I                                   78,050     $ 11.00      $   858,545    $   704,460
Mercury Utilities and
  Telecommunications V.I. Fund - Class I    53,935       10.06          542,590        587,715
Mercury Value Opportunities V.I. Fund -
  Class I                                  103,439       24.93        2,578,734      2,463,095
UBS U.S. Allocation Portfolio            1,160,968       14.19       16,474,139     17,360,558
UIF Core Plus Fixed Income Portfolio -
  Class I                                    3,100       11.53           35,745         35,443
UIF Equity Growth Portfolio - Class I        2,217       15.83           35,091         29,126
UIF Technology Portfolio - Class I           3,411        3.58           12,210         14,246
UIF Value Portfolio - Class I                   --       14.49               --             --
Van Eck Worldwide Emerging Markets Fund     36,537       19.91          727,449        478,415
Van Eck Worldwide Hard Assets Fund          24,580       27.74          681,860        466,897
Vanguard 500 Index Fund                        243      114.92           27,921         26,794
Vanguard Dividend Growth Fund                2,056       12.42           25,533         24,559
Vanguard GNMA Fund                           1,423       10.30           14,654         14,879
Vanguard Health Care Fund                      468      139.45           65,295         58,111
Vanguard Inflation-Protected Securities
  Fund                                      11,594       12.16          140,980        145,947
Vanguard LifeStrategy Conservative
  Growth Fund                                2,107       15.49           32,643         28,094
Vanguard LifeStrategy Growth Fund            6,262       21.00          131,499        114,449
Vanguard LifeStrategy Income Fund           13,009       13.49          175,492        172,551
Vanguard LifeStrategy Moderate Growth
  Fund                                      39,435       18.47          728,359        676,522
Vanguard Prime Money Market Fund             4,689        1.00            4,689          4,689
Vanguard PRIMECAP Fund                          47       65.31            3,075          2,317
Vanguard Small-Cap Growth Index Fund         1,181       16.43           19,396         19,079
Vanguard Small-Cap Value Index Fund          1,304       14.56           18,989         19,366
Vanguard Total Bond Market Index Fund          884       10.06            8,898          9,114
Vanguard Total International Stock
  Index Fund                                19,432       14.27          277,301        210,692
Vanguard U.S. Growth Fund                      276       17.95            4,948          4,294
Vanguard VIF Balanced Portfolio            179,564       19.04        3,418,895      3,226,552
Vanguard VIF Capital Growth Portfolio        7,126       16.01          114,085        103,931
Vanguard VIF Diversified Value Portfolio    25,454       14.37          365,769        329,316
Vanguard VIF Equity Income Portfolio        16,776       18.60          312,038        307,241
Vanguard VIF Equity Index Portfolio          7,180       27.87          200,107        193,050
Vanguard VIF Growth Portfolio                4,829       12.95           62,536         58,596
Vanguard VIF High Yield Bond Portfolio      20,427        8.59          175,469        169,887
Vanguard VIF International Portfolio        25,467       17.37          442,368        384,244
Vanguard VIF Mid-Cap Index Portfolio        13,916       18.35          255,367        228,301
Vanguard VIF Money Market Portfolio         33,824        1.00           33,824         33,824
Vanguard VIF REIT Index Portfolio           10,654       20.26          215,845        193,598
Vanguard VIF Short-Term
  Investment-Grade Portfolio                 6,157       10.51           64,706         63,957
Vanguard VIF Small Company Growth
  Portfolio                                  3,647       19.61           71,527         61,906
Vanguard VIF Total Bond Market Index
  Portfolio                                 31,975       11.21          358,440        363,670
Vanguard VIF Total Stock Market Index
  Portfolio                                 37,237       29.51        1,098,862        989,205
Vanguard Wellington Fund                     4,060       30.35          123,215        119,980
Vanguard Windsor Fund                          167       17.15            2,872          2,571

                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
2   AIM V.I. Capital Appreciation Fund - Series I             --            (61)     --       --          (61)
3   AIM V.I. Capital Appreciation Fund - Series I            695        (29,195)     37     (136)     (28,599)
2   AIM V.I. International Growth Fund - Series I             --           (101)     --       --         (101)
3   AIM V.I. International Growth Fund - Series I          8,620        (26,444)     --       --      (17,824)
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 14,041       (273,035)    924     (673)    (258,743)
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                      2        (13,011)     --       --      (13,009)
1   AllianceBernstein Global Bond Portfolio - Class A    133,120       (122,872)    276     (364)      10,160
2   AllianceBernstein Global Bond Portfolio - Class A      9,702         (9,682)     --       --           20
3   AllianceBernstein Global Bond Portfolio - Class A         --             --      --       --           --
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 55,300        (89,917)      4     (217)     (34,830)
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                    815         (3,168)     --       --       (2,353)
1   AllianceBernstein Global Technology Portfolio -
      Class A                                              7,665     (1,005,768)  2,069   (2,700)    (998,734)
2   AllianceBernstein Global Technology Portfolio -
      Class A                                                175        (64,471)     --       --      (64,296)
3   AllianceBernstein Global Technology Portfolio -
      Class A                                                308        (25,286)     --       --      (24,978)
4   AllianceBernstein Global Technology Portfolio -
      Class B                                              3,169       (305,521)     --       --     (302,352)
5   AllianceBernstein Global Technology Portfolio -
      Class B                                              2,089        (11,803)     --       --       (9,714)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                              7,995     (1,118,190)    279   (2,911)  (1,112,827)
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                                 64        (43,411)     --       --      (43,347)
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                              3,908       (135,939)     40     (221)    (132,212)
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                             22,558       (725,829)     36     (160)    (703,395)
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                                169        (26,236)     --       --      (26,067)
1   AllianceBernstein Growth Portfolio - Class A           7,399       (755,106)    141   (2,047)    (749,613)
2   AllianceBernstein Growth Portfolio - Class A              --        (37,611)     --       --      (37,611)
3   AllianceBernstein Growth Portfolio - Class A             164        (80,792)     --       --      (80,628)
4   AllianceBernstein Growth Portfolio - Class B          10,075       (254,788)     88      (10)    (244,635)
5   AllianceBernstein Growth Portfolio - Class B             607         (6,467)     --       --       (5,860)
1   AllianceBernstein High Yield Portfolio - Class A       5,932       (645,417)     --     (245)    (639,730)
2   AllianceBernstein High Yield Portfolio - Class A          --        (36,081)     --       --      (36,081)
1   AllianceBernstein International Portfolio - Class
      A                                                  314,626       (378,689)  2,234   (1,262)     (63,091)
2   AllianceBernstein International Portfolio - Class
      A                                                    3,677         (6,217)     --       --       (2,540)
1   AllianceBernstein International Value Portfolio -
      Class A                                            387,232       (252,404)     --       --      134,828
2   AllianceBernstein International Value Portfolio -
      Class A                                             28,869        (24,509)     --       --        4,360
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                             15,267     (1,148,876)  1,781   (3,685)  (1,135,513)
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                183        (54,036)     --       --      (53,853)
3   AllianceBernstein Large Cap Growth Portfolio -
      Class A                                                599        (10,963)     36     (183)     (10,511)
4   AllianceBernstein Large Cap Growth Portfolio -
      Class B                                             17,808       (402,393)      9      (37)    (384,613)
5   AllianceBernstein Large Cap Growth Portfolio -
      Class B                                                 37        (14,489)     --       --      (14,452)
1   AllianceBernstein Money Market Portfolio - Class A   587,269       (963,307)     16     (505)    (376,527)
2   AllianceBernstein Money Market Portfolio - Class A     3,623         (5,926)     --       --       (2,303)
4   AllianceBernstein Money Market Portfolio - Class B   414,674       (396,256)     --       --       18,418
5   AllianceBernstein Money Market Portfolio - Class B        --         (7,484)     --       --       (7,484)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  1,875       (428,913)    162     (733)    (427,609)
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  1,482        (27,394)     --       --      (25,912)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             12,685       (647,918)    653   (1,956)    (636,536)
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                 --        (30,865)     --       --      (30,865)
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                 75         (6,816)     --       --       (6,741)
1   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A                                             27,546       (377,789)     --       --     (350,243)
2   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A                                              7,758        (23,636)     --       --      (15,878)
1   AllianceBernstein Total Return Portfolio - Class A    81,065       (907,391)    263   (1,619)    (827,682)
2   AllianceBernstein Total Return Portfolio - Class A       138        (35,051)     --       --      (34,913)
3   AllianceBernstein Total Return Portfolio - Class A        68        (18,869)     --       --      (18,801)

                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                       7,778     (1,088,689)  1,797   (1,680)  (1,080,794)
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                      50,894        (99,906)     --       --      (49,012)
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      10,455        (13,764)     --       --       (3,309)
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --         (4,165)     --       --       (4,165)
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                 37,418        (23,888)  2,523     (241)      15,812
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                     --         (1,744)     --       --       (1,744)
1   AllianceBernstein Utility Income Portfolio -
      Class A                                            120,767       (279,349)    792     (154)    (157,944)
2   AllianceBernstein Utility Income Portfolio -
      Class A                                              9,442         (7,059)     --       --        2,383
4   AllianceBernstein Value Portfolio - Class B           40,639       (704,758)     --       --     (664,119)
5   AllianceBernstein Value Portfolio - Class B           14,598        (39,028)     --       --      (24,430)
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 99,284       (196,586)     64   (1,443)     (98,681)
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                  8,554         (9,967)     --       --       (1,413)
7   Delaware VIP Balanced Series - Standard class             --         (3,857)     --       --       (3,857)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --             (4)     --       --           (4)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --         (2,937)     --       --       (2,937)
7   Delaware VIP Cash Reserves Series - Standard class        --             --      --       --           --
7   Delaware VIP Cash Reserves Series - Standard class        --        (11,006)     --       --      (11,006)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --           (159)     --       --         (159)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --        (10,671)     --       --      (10,671)
7   Delaware VIP High Yield Series - Standard class           --             (2)     --       --           (2)
7   Delaware VIP High Yield Series - Standard class           --         (1,237)     --       --       (1,237)
7   Delaware VIP Value Series - Standard class                --         (1,063)     --       --       (1,063)
7   Delaware VIP Value Series - Standard class                --         (9,742)      7     (137)      (9,872)
2   Dreyfus Stock Index Fund, Inc. - Initial shares           --             --      --       --           --
3   Dreyfus Stock Index Fund, Inc. - Initial shares        1,319        (94,261)    210     (325)     (93,057)
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          --             --      --       --           --
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          34        (35,122)     --       --      (35,088)
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                  694        (91,494)     28     (168)     (90,940)
2   Fidelity VIP Contrafund Portfolio - Initial Class         --             (3)     --       --           (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class      9,081        (35,530)     38     (130)     (26,541)
2   Fidelity VIP Growth Portfolio - Initial Class             --             (1)     --       --           (1)
3   Fidelity VIP Growth Portfolio - Initial Class            781       (119,035)    184     (224)    (118,294)
2   Fidelity VIP High Income Portfolio - Initial Class        --             --      --       --           --
3   Fidelity VIP High Income Portfolio - Initial Class       194        (42,777)     --       --      (42,583)
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                        5,678        (60,310)     54     (380)     (54,958)
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                                2,468        (86,711)     --       --      (84,243)
3   Fidelity VIP Overseas Portfolio - Initial Class          129         (6,560)     --       --       (6,431)
1   Mercury Basic Value V.I. Fund - Class I                   35        (98,897)     10      (49)     (98,901)
2   Mercury Basic Value V.I. Fund - Class I                   --        (20,423)     --       --      (20,423)
1   Mercury Core Bond V.I. Fund - Class I                    144        (15,985)     --       --      (15,841)
2   Mercury Core Bond V.I. Fund - Class I                     --             (3)     --       --           (3)
1   Mercury Domestic Money Market V.I. Fund - Class I     40,440        (65,325)     --       --      (24,885)
2   Mercury Domestic Money Market V.I. Fund - Class I      3,423             (4)     --       --        3,419
1   Mercury Global Allocation V.I. Fund - Class I         21,179        (15,992)     --       --        5,187
2   Mercury Global Allocation V.I. Fund - Class I             --         (2,618)     --       --       (2,618)
1   Mercury Global Growth V.I. Fund - Class I              6,436        (34,791)     --       --      (28,355)
2   Mercury Global Growth V.I. Fund - Class I                 --            (60)     --       --          (60)
1   Mercury High Current Income V.I. Fund - Class I           --        (32,159)     --       --      (32,159)

                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units    Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed   (Decrease)
---------------------------------------------------    ------------ ------------ ------- --------  ------------
2   Mercury High Current Income V.I. Fund - Class I        2,258        (3,419)       --       --      (1,161)
1   Mercury International Value V.I. Fund - Class I       18,903       (23,563)       --       --      (4,660)
2   Mercury International Value V.I. Fund - Class I           --        (1,261)       --       --      (1,261)
1   Mercury Large Cap Core V.I. Fund - Class I                28       (13,599)       12      (53)    (13,612)
2   Mercury Large Cap Core V.I. Fund - Class I               122            (8)       --       --         114
1   Mercury Large Cap Growth V.I. Fund - Class I           1,814       (17,939)       --       --     (16,125)
1   Mercury Utilities and Telecommunications V.I.
      Fund - Class I                                       2,286        (2,015)       --       --         271
2   Mercury Utilities and Telecommunications V.I.
      Fund - Class I                                       4,278        (1,951)       --       --       2,327
1   Mercury Value Opportunities V.I. Fund - Class I        3,849       (28,625)       --       --     (24,776)
2   Mercury Value Opportunities V.I. Fund - Class I           --        (3,941)       --       --      (3,941)
1   UBS U.S. Allocation Portfolio                            523      (194,779)       37     (401)   (194,620)
2   UBS U.S. Allocation Portfolio                             --       (18,424)       --       --     (18,424)
1   UIF Core Plus Fixed Income Portfolio - Class I            --            --        --     (231)       (231)
1   UIF Equity Growth Portfolio - Class I                     --            --        --     (232)       (232)
1   UIF Technology Portfolio - Class I                        --            --        --     (115)       (115)
1   UIF Value Portfolio - Class I                             --            --        --       --          --
3   Van Eck Worldwide Emerging Markets Fund               10,018        (5,939)       --       --       4,079
3   Van Eck Worldwide Hard Assets Fund                    12,818        (5,795)       --       --       7,023
1   Vanguard 500 Index Fund                                   --            --     1,793     (111)      1,682
6   Vanguard Dividend Growth Fund                             --            --     2,068      (54)      2,014
6   Vanguard GNMA Fund                                        --            --        --   (1,794)     (1,794)
6   Vanguard Health Care Fund                                 --            --        --     (921)       (921)
6   Vanguard Inflation-Protected Securities Fund              --            --    11,129     (900)     10,229
1   Vanguard LifeStrategy Conservative Growth Fund            --            --        --     (249)       (249)
1   Vanguard LifeStrategy Growth Fund                         --            --        --     (100)       (100)
6   Vanguard LifeStrategy Growth Fund                         --            --     2,968     (649)      2,319
1   Vanguard LifeStrategy Income Fund                         --            --        --     (225)       (225)
6   Vanguard LifeStrategy Income Fund                         --            --     3,193     (894)      2,299
1   Vanguard LifeStrategy Moderate Growth Fund                --            --    38,093   (2,415)     35,678
6   Vanguard LifeStrategy Moderate Growth Fund                --            --        --   (1,752)     (1,752)
1   Vanguard Prime Money Market Fund                          --            --        --      (39)        (39)
1   Vanguard PRIMECAP Fund                                    --            --        --      (21)        (21)
1   Vanguard Small-Cap Growth Index Fund                      --            --     1,423      (40)      1,383
1   Vanguard Small-Cap Value Index Fund                       --            --     1,501      (42)      1,459
1   Vanguard Total Bond Market Index Fund                     --            --        --      (69)        (69)
6   Vanguard Total International Stock Index Fund             --            --        --   (2,205)     (2,205)
1   Vanguard U.S. Growth Fund                                 --            --        --      (41)        (41)
6   Vanguard VIF Balanced Portfolio                           --            --   126,186  (11,998)    114,188
6   Vanguard VIF Capital Growth Portfolio                     --            --     3,375     (266)      3,109
6   Vanguard VIF Diversified Value Portfolio                  --            --    12,997   (1,352)     11,645
1   Vanguard VIF Equity Income Portfolio                      --            --         4      (57)        (53)
6   Vanguard VIF Equity Income Portfolio                      --            --     8,845   (1,125)      7,720
6   Vanguard VIF Equity Index Portfolio                       --            --     8,178     (801)      7,377
6   Vanguard VIF Growth Portfolio                             --            --     3,764     (115)      3,649
1   Vanguard VIF High Yield Bond Portfolio                    --            --    11,676     (737)     10,939
6   Vanguard VIF High Yield Bond Portfolio                    --            --     3,569     (183)      3,386
1   Vanguard VIF International Portfolio                      --            --    10,549     (678)      9,871
6   Vanguard VIF International Portfolio                      --            --    15,254     (732)     14,522
6   Vanguard VIF Mid-Cap Index Portfolio                      --            --    13,203     (614)     12,589
1   Vanguard VIF Money Market Portfolio                       --            --    86,445  (86,445)         --
6   Vanguard VIF Money Market Portfolio                       --            --   342,431 (339,604)      2,827
1   Vanguard VIF REIT Index Portfolio                         --            --         9     (124)       (115)

                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
6   Vanguard VIF REIT Index Portfolio                       --           --       8,882     (644)     8,238
6   Vanguard VIF Short-Term Investment-Grade Portfolio      --           --       1,980     (573)     1,407
6   Vanguard VIF Small Company Growth Portfolio             --           --       2,141     (485)     1,656
6   Vanguard VIF Total Bond Market Index Portfolio          --           --      16,364   (2,350)    14,014
6   Vanguard VIF Total Stock Market Index Portfolio         --           --      37,136   (7,715)    29,421
1   Vanguard Wellington Fund                                --           --      10,230     (670)     9,560
1   Vanguard Windsor Fund                                   --           --          --      (20)       (20)

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
2   AIM V.I. Capital Appreciation Fund - Series I             --           (814)     --       --         (814)
3   AIM V.I. Capital Appreciation Fund - Series I            626        (34,461)     --     (123)     (33,958)
2   AIM V.I. International Growth Fund - Series I             --           (167)     --       --         (167)
3   AIM V.I. International Growth Fund - Series I         28,069        (21,378)     --       --        6,691
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 13,930       (662,269)    602     (739)    (648,476)
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                     41        (18,272)     --       --      (18,231)
1   AllianceBernstein Global Bond Portfolio - Class A     43,861       (171,243)    261     (353)    (127,474)
2   AllianceBernstein Global Bond Portfolio - Class A         83        (10,794)     --       --      (10,711)
3   AllianceBernstein Global Bond Portfolio - Class A         --         (2,047)     --       --       (2,047)
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                  6,553       (142,086)    234     (223)    (135,522)
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                     51        (11,218)     --       --      (11,167)
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                             55,422     (1,286,252)  5,829   (6,873)  (1,231,874)
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                                104        (31,236)     --       --      (31,132)
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                                447       (174,698)     16     (231)    (174,466)
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                            205,472       (505,050)    459     (152)    (299,271)
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                                222        (32,473)     --       --      (32,251)
1   AllianceBernstein Growth Portfolio - Class A          16,102       (752,742)    274   (6,942)    (743,308)
2   AllianceBernstein Growth Portfolio - Class A           5,110         (7,060)     --       --       (1,950)
3   AllianceBernstein Growth Portfolio - Class A             385        (99,267)     --       --      (98,882)
4   AllianceBernstein Growth Portfolio - Class B          25,610       (243,635)     --       --     (218,025)
5   AllianceBernstein Growth Portfolio - Class B              20         (8,758)     --       --       (8,738)
1   AllianceBernstein High Yield Portfolio - Class A      10,429       (637,614)     --     (259)    (627,444)
2   AllianceBernstein High Yield Portfolio - Class A         272        (30,718)     --       --      (30,446)
1   AllianceBernstein International Portfolio - Class
      A                                                  268,673       (454,521)  3,295   (1,024)    (183,577)
2   AllianceBernstein International Portfolio - Class
      A                                                    3,426         (4,720)     --       --       (1,294)
1   AllianceBernstein International Value Portfolio -
      Class A                                            649,999       (198,126)     --       --      451,873
2   AllianceBernstein International Value Portfolio -
      Class A                                             12,934         (6,634)     --       --        6,300
1   AllianceBernstein Money Market Portfolio - Class A    41,774       (960,692) 31,087  (32,412)    (920,243)
2   AllianceBernstein Money Market Portfolio - Class A     6,954        (23,937)     --       --      (16,983)
4   AllianceBernstein Money Market Portfolio - Class B    37,036     (1,482,765)     --       --   (1,445,729)
5   AllianceBernstein Money Market Portfolio - Class B    31,669        (13,639)     --       --       18,030
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                             14,226     (1,603,592) 10,538   (9,557)  (1,588,385)
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                                597        (49,769)     --       --      (49,172)
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                                 --        (11,440)      2     (185)     (11,623)
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                             29,456       (521,862)    547      (32)    (491,891)
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                                316        (19,117)     --       --      (18,801)
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                278,051       (323,487)  1,847   (1,107)     (44,696)
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                    301        (32,454)     --       --      (32,153)
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             41,624       (628,638)  2,595   (1,856)    (586,275)
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                                197        (23,977)     --       --      (23,780)
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                              2,135        (12,685)     --       --      (10,550)
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            162,910       (339,507)     --       --     (176,597)
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                              2,040         (4,831)     --       --       (2,791)
1   AllianceBernstein Technology Portfolio - Class A      12,243     (1,013,683)  3,463   (9,646)  (1,007,623)
2   AllianceBernstein Technology Portfolio - Class A         347        (36,682)     --       --      (36,335)
3   AllianceBernstein Technology Portfolio - Class A         493        (28,916)     --       --      (28,423)
4   AllianceBernstein Technology Portfolio - Class B      10,019       (431,176)     --       --     (421,157)
5   AllianceBernstein Technology Portfolio - Class B          31        (10,536)     --       --      (10,505)
1   AllianceBernstein Total Return Portfolio - Class A   359,166       (940,090)  3,077   (1,783)    (579,630)
2   AllianceBernstein Total Return Portfolio - Class A       237        (25,351)     --       --      (25,114)
3   AllianceBernstein Total Return Portfolio - Class A        31        (19,301)     --       --      (19,270)

                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
----------------------------------------------------   ------------ ------------ ------- -------- ------------
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                      30,283     (1,654,117)   397    (2,537)  (1,625,974)
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                         127        (57,224)    --        --      (57,097)
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --        (35,181)    --        --      (35,181)
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                          --         (8,391)    --        --       (8,391)
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                107,433        (17,901)    --        --       89,532
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  8,073         (1,425)    --        --        6,648
1   AllianceBernstein Utility Income Portfolio -
      Class A                                             87,797       (275,180)    --       (59)    (187,442)
2   AllianceBernstein Utility Income Portfolio -
      Class A                                                132         (9,857)    --        --       (9,725)
4   AllianceBernstein Value Portfolio - Class B          734,533       (530,311)    --        --      204,222
5   AllianceBernstein Value Portfolio - Class B            5,018        (13,611)    --        --       (8,593)
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                178,351       (197,466)   585    (1,937)     (20,467)
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                    212         (6,098)    --        --       (5,886)
7   Delaware VIP Balanced Series - Standard class             --         (9,072)    --        --       (9,072)
7   Delaware VIP Balanced Series - Standard class             --         (4,429)    --        --       (4,429)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --             (5)    --        --           (5)
7   Delaware VIP Capital Reserves Series - Standard
      class                                                   --           (596)    --        --         (596)
7   Delaware VIP Cash Reserves Series - Standard class    11,354        (12,517)    --        --       (1,163)
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       1,613             (2)    --        --        1,611
7   Delaware VIP Growth Opportunities Series -
      Standard class                                          --         (1,275)    --        --       (1,275)
7   Delaware VIP High Yield Series - Standard class           --         (3,299)    --        --       (3,299)
7   Delaware VIP High Yield Series - Standard class          317         (8,851)    --        --       (8,534)
7   Delaware VIP Value Series - Standard class                --             (1)    --    (1,002)      (1,003)
7   Delaware VIP Value Series - Standard class                --        (25,323)   717        --      (24,606)
2   Dreyfus Stock Index Fund, Inc. - Initial shares           --         (1,276)    --        --       (1,276)
3   Dreyfus Stock Index Fund, Inc. - Initial shares        2,215       (124,233)    16      (311)    (122,313)
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                          --             --     --        --           --
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       9,497        (24,179)    --        --      (14,682)
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                   --         (1,570)    --        --       (1,570)
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,134       (122,869)     5      (164)    (121,894)
2   Fidelity VIP Contrafund Portfolio - Initial Class         --             (3)    --        --           (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class     14,092        (35,025)    22      (141)     (21,052)
2   Fidelity VIP Growth Portfolio - Initial Class             --             --     --        --           --
3   Fidelity VIP Growth Portfolio - Initial Class          1,236       (107,643)     2      (199)    (106,604)
2   Fidelity VIP High Income Portfolio - Initial Class        --             (1)    --        --           (1)
3   Fidelity VIP High Income Portfolio - Initial Class     7,828        (36,548)    --        --      (28,720)
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                          546        (62,418)    25      (385)     (62,232)
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                                  968       (158,410)    --        --     (157,442)
3   Fidelity VIP Overseas Portfolio - Initial Class          180        (11,904)    --        --      (11,724)
1   Merrill Lynch Basic Value V.I. Fund - Class I          2,888        (38,104)   397       (45)     (34,864)
2   Merrill Lynch Basic Value V.I. Fund - Class I             --         (2,616)    --        --       (2,616)
1   Merrill Lynch Core Bond V.I. Fund - Class I              165         (3,278)    --        --       (3,113)
2   Merrill Lynch Core Bond V.I. Fund - Class I               --             (3)    --        --           (3)
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                 --        (20,422)    --        --      (20,422)
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                 --             (1)    --        --           (1)
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   32,409         (3,245)    --        --       29,164
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                      987        (11,343)    --        --      (10,356)
1   Merrill Lynch Global Growth V.I. Fund - Class I           --        (13,525)    --        --      (13,525)
2   Merrill Lynch Global Growth V.I. Fund - Class I           --            (66)    --        --          (66)

                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units    Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed   (Decrease)
----------------------------------------------------   ------------ ------------ ------- --------  ------------
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                              4,333        (5,410)       --       --      (1,077)
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                              1,114           (58)       --       --       1,056
1   Merrill Lynch International Value V.I. Fund -
      Class I                                                 11        (9,214)       --       --      (9,203)
2   Merrill Lynch International Value V.I. Fund -
      Class I                                                744        (1,249)       --       --        (505)
1   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,949       (11,294)      414      (48)     (6,979)
2   Merrill Lynch Large Cap Core V.I. Fund - Class I         590            (9)       --       --         581
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    24,419       (18,001)       --       --       6,418
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     --        (5,653)       --       --      (5,653)
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     --            --        --       --          --
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                              7,538        (6,741)       --       --         797
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                                 --        (1,623)       --       --      (1,623)
1   UBS U.S. Allocation Portfolio                             42      (231,192)       --     (421)   (231,571)
2   UBS U.S. Allocation Portfolio                             --       (13,661)       --       --     (13,661)
1   UIF Core Plus Fixed Income Portfolio - Class I            --            --        15     (241)       (226)
1   UIF Equity Growth Portfolio - Class I                     --            --        16     (244)       (228)
1   UIF Technology Portfolio - Class I                        --            --         8     (121)       (113)
1   UIF Value Portfolio - Class I                             --            --        --     (211)       (211)
3   Van Eck Worldwide Emerging Markets Fund                1,318       (20,029)       --       --     (18,711)
3   Van Eck Worldwide Hard Assets Fund                    23,323        (4,770)       --       --      18,553
1   Vanguard 500 Index Fund                                   --            --         7      (63)        (56)
6   Vanguard GNMA Fund                                        --            --     3,086     (104)      2,982
6   Vanguard Health Care Fund                                 --            --     6,036     (338)      5,698
6   Vanguard Inflation-Protected Securities Fund              --            --     2,289     (139)      2,150
1   Vanguard LifeStrategy Conservative Growth Fund            --            --        34     (262)       (228)
1   Vanguard LifeStrategy Growth Fund                         --            --        14     (105)        (91)
6   Vanguard LifeStrategy Growth Fund                         --            --     3,316     (355)      2,961
1   Vanguard LifeStrategy Income Fund                         --            --        99     (235)       (136)
6   Vanguard LifeStrategy Income Fund                         --            --    12,279     (509)     11,770
6   Vanguard LifeStrategy Moderate Growth Fund                --            --     7,450   (1,638)      5,812
1   Vanguard Prime Money Market Fund                          --            --         5      (42)        (37)
1   Vanguard PRIMECAP Fund                                    --            --         3      (22)        (19)
1   Vanguard Total Bond Market Index Fund                     --            --       431      (72)        359
6   Vanguard Total International Stock Index Fund             --            --    20,824   (1,168)     19,656
1   Vanguard U.S. Growth Fund                                 --            --         5      (43)        (38)
6   Vanguard VIF Balanced Portfolio                           --            --   123,541   (4,676)    118,865
6   Vanguard VIF Capital Growth Portfolio                     --            --     5,417      (98)      5,319
6   Vanguard VIF Diversified Value Portfolio                  --            --    12,443     (321)     12,122
1   Vanguard VIF Equity Income Portfolio                      --            --     1,691      (45)      1,646
6   Vanguard VIF Equity Income Portfolio                      --            --    14,995     (226)     14,769
6   Vanguard VIF Equity Index Portfolio                       --            --    11,484   (2,893)      8,591
6   Vanguard VIF Growth Portfolio                             --            --     1,368      (74)      1,294
6   Vanguard VIF High Yield Bond Portfolio                    --            --     1,573      (63)      1,510
6   Vanguard VIF International Portfolio                      --            --     1,511     (958)        553
6   Vanguard VIF Mid-Cap Index Portfolio                      --            --     2,804     (569)      2,235
1   Vanguard VIF Money Market Portfolio                       --            --     2,666   (2,666)         --
6   Vanguard VIF Money Market Portfolio                       --            --   347,586 (355,339)     (7,753)
1   Vanguard VIF REIT Index Portfolio                         --            --     1,832     (101)      1,731
6   Vanguard VIF REIT Index Portfolio                         --            --     1,842     (321)      1,521
6   Vanguard VIF Short-Term Investment-Grade Portfolio        --            --     4,923   (1,641)      3,282
6   Vanguard VIF Small Company Growth Portfolio               --            --     2,946     (612)      2,334
6   Vanguard VIF Total Bond Market Index Portfolio            --            --    22,215   (2,764)     19,451
6   Vanguard VIF Total Stock Market Index Portfolio           --            --    57,340   (3,149)     54,191

                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation Annuity Annuity
                                                       Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                           Units Issued   Redeemed   Issued  Redeemed  (Decrease)
---------------------------------------------------    ------------ ------------ ------- -------- ------------
1   Vanguard Wellington Fund                                --           --         2      (21)       (19)
1   Vanguard Windsor Fund                                   --           --         2      (21)       (19)

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2005
2   AIM V.I. Capital Appreciation Fund - Series I            990 $11.48 $     11,364    0.05%     1.45%      7.27%
3   AIM V.I. Capital Appreciation Fund - Series I         94,212  11.53    1,085,821    0.05%     1.40%      7.33%
2   AIM V.I. International Growth Fund - Series I            980  14.43       14,139    0.60%     1.45%     16.24%
3   AIM V.I. International Growth Fund - Series I         92,099  14.49    1,334,262    0.60%     1.40%     16.29%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              1,853,190  21.35   39,556,609    6.86%     1.40%      7.16%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 16,466  21.26      349,998    6.40%     1.45%      7.11%
1   AllianceBernstein Global Bond Portfolio - Class A    909,967  17.03   15,494,005    9.39%     1.40%     -8.94%
2   AllianceBernstein Global Bond Portfolio - Class A     31,182  16.96      528,704    7.55%     1.45%     -8.98%
3   AllianceBernstein Global Bond Portfolio - Class A         63  12.78          801    9.06%     1.40%     -8.94%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                593,367  33.47   19,859,233    5.90%     1.40%      8.10%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 16,673  33.33      555,672    6.02%     1.45%      8.05%
1   AllianceBernstein Global Technology Portfolio -
      Class A *                                        3,430,602  15.88   54,482,738    0.00%     1.40%      2.42%
2   AllianceBernstein Global Technology Portfolio -
      Class A *                                          160,427  15.81    2,537,089    0.00%     1.45%      2.37%
3   AllianceBernstein Global Technology Portfolio -
      Class A *                                           43,634  15.37      670,610    0.00%     1.40%      2.42%
4   AllianceBernstein Global Technology Portfolio -
      Class B *                                        1,432,336  15.67   22,440,649    0.00%     1.40%      2.21%
5   AllianceBernstein Global Technology Portfolio -
      Class B *                                           96,636  15.60    1,507,640    0.00%     1.45%      2.16%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          5,150,075  40.32  207,630,186    1.47%     1.40%      3.41%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            176,457  40.15    7,084,149    1.54%     1.45%      3.36%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            150,268  25.01    3,757,785    1.21%     1.40%      3.41%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          4,526,504  39.68  179,612,690    1.25%     1.40%      3.15%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            121,205  39.51    4,789,237    1.17%     1.45%      3.09%
1   AllianceBernstein Growth Portfolio - Class A       3,103,702  27.67   85,879,047    0.00%     1.40%     10.42%
2   AllianceBernstein Growth Portfolio - Class A         106,451  27.55    2,933,097    0.00%     1.45%     10.36%
3   AllianceBernstein Growth Portfolio - Class A          82,954  19.13    1,586,802    0.00%     1.40%     10.42%
4   AllianceBernstein Growth Portfolio - Class B       1,973,252  27.21   53,692,489    0.00%     1.40%     10.09%
5   AllianceBernstein Growth Portfolio - Class B          58,380  27.10    1,581,843    0.00%     1.45%     10.03%
1   AllianceBernstein High Yield Portfolio - Class A   2,778,502  11.02   30,615,117    8.24%     1.40%      0.37%
2   AllianceBernstein High Yield Portfolio - Class A      98,709  10.97    1,083,174    8.63%     1.45%      0.32%
1   AllianceBernstein International Portfolio - Class
      A                                                3,003,328  17.22   51,711,655    0.47%     1.40%     17.51%
2   AllianceBernstein International Portfolio - Class
      A                                                  108,724  17.15    1,864,157    0.49%     1.45%     17.45%
1   AllianceBernstein International Value Portfolio -
      Class A                                          2,217,641  18.51   41,050,514    0.58%     1.40%     15.17%
2   AllianceBernstein International Value Portfolio -
      Class A                                             79,189  18.47    1,462,443    0.65%     1.45%     15.11%
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                        4,752,800  30.12  143,159,333    0.00%     1.40%     13.55%
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                          219,121  29.99    6,572,420    0.00%     1.45%     13.49%
3   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                           23,778  13.59      323,059    0.00%     1.40%     13.55%
4   AllianceBernstein Large Cap Growth Portfolio -
      Class B *                                        2,474,671  29.69   73,461,562    0.00%     1.40%     13.25%
5   AllianceBernstein Large Cap Growth Portfolio -
      Class B *                                           82,045  29.56    2,425,298    0.00%     1.45%     13.19%
1   AllianceBernstein Money Market Portfolio - Class A 1,443,518  12.84   18,532,109    2.61%     1.40%      0.94%
2   AllianceBernstein Money Market Portfolio - Class A    57,677  12.78      737,354    3.00%     1.45%      0.88%
4   AllianceBernstein Money Market Portfolio - Class B 1,249,080  12.63   15,778,165    2.07%     1.40%      0.68%
5   AllianceBernstein Money Market Portfolio - Class B    21,657  12.58      272,422    1.82%     1.45%      0.63%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              1,713,918  25.39   43,508,901    3.15%     1.40%     10.12%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                 75,964  25.28    1,920,292    3.08%     1.45%     10.07%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          3,250,316  12.41   40,342,954    0.00%     1.40%      3.78%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            170,998  12.36    2,113,508    0.00%     1.45%      3.73%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             16,380  12.06      197,594    0.00%     1.40%      3.78%
1   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A *                                        3,232,495  17.70   57,219,329    0.73%     1.40%      5.43%
2   AllianceBernstein Small/Mid Cap Value Portfolio -
      Class A *                                           96,342  17.66    1,701,403    0.77%     1.45%      5.38%
1   AllianceBernstein Total Return Portfolio - Class A 6,219,857  24.71  153,669,013    2.56%     1.40%      2.47%
2   AllianceBernstein Total Return Portfolio - Class A   162,454  24.60    3,996,746    2.59%     1.45%      2.41%

                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                     Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
--------------------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2005 - Continued
3   AllianceBernstein Total Return Portfolio - Class A              33,917 $12.36 $   419,099    2.66%     1.40%      2.47%
1   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                        4,360,176  16.08  70,114,479    2.97%     1.40%      0.56%
2   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                          115,065  16.01   1,842,538    2.83%     1.45%      0.51%
4   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class B                                          190,291  15.82   3,011,226    2.66%     1.40%      0.34%
5   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class B                                            5,173  15.76      81,519    3.44%     1.45%      0.29%
1   AllianceBernstein U.S. Large Cap Blended Style Portfolio -
      Class B                                                      212,143  12.70   2,694,338    0.28%     1.40%      8.13%
2   AllianceBernstein U.S. Large Cap Blended Style Portfolio -
      Class B                                                        7,475  12.68      94,821    0.25%     1.45%      8.08%
1   AllianceBernstein Utility Income Portfolio - Class A         1,806,112  23.98  43,318,452    2.17%     1.40%     14.45%
2   AllianceBernstein Utility Income Portfolio - Class A            60,567  23.88   1,446,570    2.47%     1.45%     14.39%
4   AllianceBernstein Value Portfolio - Class B                  5,697,258  12.62  71,870,996    1.23%     1.40%      4.02%
5   AllianceBernstein Value Portfolio - Class B                    148,703  12.59   1,871,516    1.14%     1.45%      3.97%
1   AllianceBernstein Worldwide Privatization Portfolio - Class
      A                                                          1,306,320  29.01  37,890,962    0.43%     1.40%     19.16%
2   AllianceBernstein Worldwide Privatization Portfolio - Class
      A                                                             68,361  28.88   1,974,541    0.46%     1.45%     19.10%
7   Delaware VIP Balanced Series - Standard class                   28,930  29.42     851,121    2.13%     1.25%      2.40%
7   Delaware VIP Capital Reserves Series - Standard class            8,624  22.49     193,940    4.12%     1.25%      0.54%
7   Delaware VIP Capital Reserves Series - Standard class               --  16.80          --    6.68%     1.40%      0.39%
7   Delaware VIP Cash Reserves Series - Standard class                  --  13.36          --    0.00%     1.40%      1.29%
7   Delaware VIP Cash Reserves Series - Standard class              17,880  16.51     295,264    2.30%     1.25%      1.44%
7   Delaware VIP Growth Opportunities Series - Standard class        6,627  30.31     200,850    0.00%     1.40%      9.86%
7   Delaware VIP Growth Opportunities Series - Standard class       23,737  34.15     810,526    0.00%     1.25%     10.02%
7   Delaware VIP High Yield Series - Standard class                    669  17.46      11,690    6.58%     1.40%      2.15%
7   Delaware VIP High Yield Series - Standard class                 18,271  24.83     453,661    6.69%     1.25%      2.30%
7   Delaware VIP Value Series - Standard class                       4,750  32.47     154,241    1.87%     1.40%      4.56%
7   Delaware VIP Value Series - Standard class                     106,740  38.56   4,115,427    1.74%     1.25%      4.71%
2   Dreyfus Stock Index Fund, Inc. - Initial shares                    814  19.48      15,851    1.60%     1.45%      3.19%
3   Dreyfus Stock Index Fund, Inc. - Initial shares                346,198  19.56   6,772,627    1.54%     1.40%      3.24%
2   Dreyfus VIF Small Company Stock Portfolio - Initial shares       1,040  14.33      14,903    0.00%     1.45%     -0.54%
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares     105,839  14.39   1,523,276    0.00%     1.40%     -0.49%
3   Fidelity VIP Asset Manager Portfolio - Initial Class           343,752  16.46   5,658,685    2.84%     1.40%      2.60%
2   Fidelity VIP Contrafund Portfolio - Initial Class                  427  18.82       8,039    0.29%     1.45%     15.26%
3   Fidelity VIP Contrafund Portfolio - Initial Class              196,314  18.90   3,709,418    0.29%     1.40%     15.32%
2   Fidelity VIP Growth Portfolio - Initial Class                       77  16.90       1,306    0.53%     1.45%      4.28%
3   Fidelity VIP Growth Portfolio - Initial Class                  250,705  16.97   4,255,031    0.53%     1.40%      4.33%
2   Fidelity VIP High Income Portfolio - Initial Class               1,168  11.81      13,805   14.91%     1.45%      1.23%
3   Fidelity VIP High Income Portfolio - Initial Class              98,552  11.86   1,169,260   14.91%     1.40%      1.28%
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   154,340  16.23   2,505,319    3.94%     1.40%      0.77%
3   Fidelity VIP Money Market Portfolio - Initial Class            165,921  12.59   2,088,573    2.78%     1.40%      1.60%
3   Fidelity VIP Overseas Portfolio - Initial Class                 13,573  16.79     227,914    0.71%     1.40%     17.40%
1   Mercury Basic Value V.I. Fund - Class I *                      344,465  17.20   5,926,198    1.20%     1.40%      1.51%
2   Mercury Basic Value V.I. Fund - Class I *                       27,874  17.13     477,597    1.00%     1.45%      1.46%
1   Mercury Core Bond V.I. Fund - Class I *                         18,369  13.57     249,321    5.12%     1.40%      0.60%
2   Mercury Core Bond V.I. Fund - Class I *                          3,302  13.52      44,633    4.95%     1.45%      0.55%
1   Mercury Domestic Money Market V.I. Fund - Class I *             26,678  11.57     308,767    2.69%     1.40%      1.27%
2   Mercury Domestic Money Market V.I. Fund - Class I *              3,620  11.53      41,725    2.00%     1.45%      1.22%
1   Mercury Global Allocation V.I. Fund - Class I *                 91,040  15.20   1,384,223    2.55%     1.40%      8.98%
2   Mercury Global Allocation V.I. Fund - Class I *                  7,075  15.14     107,135    2.27%     1.45%      8.93%

                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
---------------------------------------------------    --------- ------ ----------- ---------- --------- ----------
2005 - Continued
1   Mercury Global Growth V.I. Fund - Class I *          62,562  $10.00 $   625,364    0.99%     1.40%     13.47%
2   Mercury Global Growth V.I. Fund - Class I *             727    9.96       7,245    1.16%     1.45%     13.42%
1   Mercury High Current Income V.I. Fund - Class I *    37,243   12.58     468,597    8.83%     1.40%      0.13%
2   Mercury High Current Income V.I. Fund - Class I *       605   12.53       7,585   16.58%     1.45%      0.08%
1   Mercury International Value V.I. Fund - Class I *   140,781   15.47   2,178,364    2.74%     1.40%     10.13%
2   Mercury International Value V.I. Fund - Class I *     7,508   15.42     115,795    2.61%     1.45%     10.08%
1   Mercury Large Cap Core V.I. Fund - Class I *        106,450   16.59   1,765,715    0.61%     1.40%     11.63%
2   Mercury Large Cap Core V.I. Fund - Class I *          3,534   16.52      58,376    0.66%     1.45%     11.57%
1   Mercury Large Cap Growth V.I. Fund - Class I *       83,509   10.28     858,545    0.17%     1.40%      9.11%
1   Mercury Utilities and Telecommunications V.I.
      Fund - Class I *                                   30,504   16.51     503,728    2.65%     1.40%     12.55%
2   Mercury Utilities and Telecommunications V.I.
      Fund - Class I *                                    2,363   16.45      38,861    4.19%     1.45%     12.50%
1   Mercury Value Opportunities V.I. Fund - Class I *   102,905   21.88   2,251,650    0.25%     1.40%      8.85%
2   Mercury Value Opportunities V.I. Fund - Class I *    15,009   21.79     327,083    0.24%     1.45%      8.80%
1   UBS U.S. Allocation Portfolio                       906,556   16.08  14,575,620    1.60%     1.40%      5.31%
2   UBS U.S. Allocation Portfolio                       118,516   16.02   1,898,519    1.59%     1.45%      5.26%
1   UIF Core Plus Fixed Income Portfolio - Class I        3,047   11.73      35,744    3.58%     0.75%      3.44%
1   UIF Equity Growth Portfolio - Class I                 3,066   11.44      35,091    0.47%     0.75%     14.85%
1   UIF Technology Portfolio - Class I                    1,520    8.03      12,209    0.00%     0.75%     -1.02%
1   UIF Value Portfolio - Class I                            --   13.40          --    0.00%     0.75%      3.78%
3   Van Eck Worldwide Emerging Markets Fund              46,816   15.54     727,449    0.72%     1.40%     30.17%
3   Van Eck Worldwide Hard Assets Fund                   34,998   19.48     681,860    0.27%     1.40%     49.57%
1   Vanguard 500 Index Fund                               2,435   11.47      27,921    1.87%     0.75%      3.99%
6   Vanguard Dividend Growth Fund                         2,014   12.68      25,533    1.91%     0.52%      3.70%
6   Vanguard GNMA Fund                                    1,358   10.79      14,654    5.11%     0.52%      2.80%
6   Vanguard Health Care Fund                             4,777   13.67      65,294    1.07%     0.52%     14.81%
6   Vanguard Inflation-Protected Securities Fund         12,379   11.39     140,980    9.38%     0.52%      2.06%
1   Vanguard LifeStrategy Conservative Growth Fund        2,712   12.03      32,643    2.81%     0.75%      3.68%
1   Vanguard LifeStrategy Growth Fund                     1,092   12.62      13,773    1.94%     0.75%      6.09%
6   Vanguard LifeStrategy Growth Fund                     9,068   12.98     117,725    2.30%     0.52%      6.33%
1   Vanguard LifeStrategy Income Fund                     1,546   11.73      18,135    3.42%     0.75%      2.46%
6   Vanguard LifeStrategy Income Fund                    14,069   11.18     157,357    3.50%     0.52%      2.70%
1   Vanguard LifeStrategy Moderate Growth Fund           35,678   12.41     442,657    4.88%     0.75%      4.90%
6   Vanguard LifeStrategy Moderate Growth Fund           23,059   12.39     285,701    2.41%     0.52%      5.14%
1   Vanguard Prime Money Market Fund                        454   10.34       4,689    2.96%     0.75%      2.24%
1   Vanguard PRIMECAP Fund                                  236   13.02       3,075    0.57%     0.75%      7.69%
1   Vanguard Small-Cap Growth Index Fund                  1,383   14.02      19,396    0.49%     0.75%      7.83%
1   Vanguard Small-Cap Value Index Fund                   1,459   13.01      18,989    3.54%     0.75%      5.28%
1   Vanguard Total Bond Market Index Fund                   771   11.54       8,898    4.43%     0.75%      1.63%
6   Vanguard Total International Stock Index Fund        17,451   15.89     277,301    2.04%     0.52%     14.97%
1   Vanguard U.S. Growth Fund                               473   10.47       4,948    0.20%     0.75%     10.33%
6   Vanguard VIF Balanced Portfolio                     268,437   12.74   3,418,895    1.90%     0.52%      6.28%
6   Vanguard VIF Capital Growth Portfolio                 8,428   13.54     114,085    0.45%     0.52%      7.12%
6   Vanguard VIF Diversified Value Portfolio             25,311   14.45     365,768    1.26%     0.52%      7.06%
1   Vanguard VIF Equity Income Portfolio                  1,593   11.20      17,851    2.45%     0.75%      3.36%
6   Vanguard VIF Equity Income Portfolio                 22,489   13.08     294,186    1.89%     0.52%      3.60%
6   Vanguard VIF Equity Index Portfolio                  15,968   12.53     200,108    1.18%     0.52%      4.25%
6   Vanguard VIF Growth Portfolio                         4,943   12.65      62,536    0.17%     0.52%     10.92%
1   Vanguard VIF High Yield Bond Portfolio               10,939   10.87     118,854    0.00%     0.75%      1.99%
6   Vanguard VIF High Yield Bond Portfolio                4,896   11.56      56,615    3.33%     0.52%      2.22%
1   Vanguard VIF International Portfolio                  9,871   12.92     127,493    0.00%     0.75%     15.44%

                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2005 - Continued
6   Vanguard VIF International Portfolio                  20,403 $15.43 $    314,875    0.77%     0.52%     15.71%
6   Vanguard VIF Mid-Cap Index Portfolio                  17,020  15.00      255,367    0.38%     0.52%     13.39%
1   Vanguard VIF Money Market Portfolio                       --  10.29           --    0.00%     0.75%      2.40%
6   Vanguard VIF Money Market Portfolio                    3,266  10.35       33,823   25.89%     0.52%      2.64%
1   Vanguard VIF REIT Index Portfolio                      1,616  13.43       21,696    2.80%     0.75%     11.00%
6   Vanguard VIF REIT Index Portfolio                     12,188  15.93      194,149    1.39%     0.52%     11.26%
6   Vanguard VIF Short-Term Investment-Grade Portfolio     6,221  10.40       64,706    2.70%     0.52%      1.72%
6   Vanguard VIF Small Company Growth Portfolio            5,544  12.90       71,527    0.00%     0.52%      5.71%
6   Vanguard VIF Total Bond Market Index Portfolio        33,465  10.71      358,440    4.01%     0.52%      1.87%
6   Vanguard VIF Total Stock Market Index Portfolio       85,167  12.90    1,098,862    0.93%     0.52%      5.58%
1   Vanguard Wellington Fund                               9,809  12.56      123,215    4.45%     0.75%      6.03%
1   Vanguard Windsor Fund                                    235  12.25        2,872    1.42%     0.75%      4.21%

2004
2   AIM V.I. Capital Appreciation Fund - Series I          1,051  10.70       11,241    0.00%     1.45%      5.09%
3   AIM V.I. Capital Appreciation Fund - Series I        122,811  10.74    1,318,801    0.00%     1.40%      5.14%
2   AIM V.I. International Growth Fund - Series I          1,081  12.41       13,418    0.64%     1.45%     22.22%
3   AIM V.I. International Growth Fund - Series I        109,923  12.46    1,369,365    0.64%     1.40%     22.28%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              2,111,933  19.92   42,065,862    5.08%     1.40%      3.43%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 29,475  19.84      584,908    4.80%     1.45%      3.37%
1   AllianceBernstein Global Bond Portfolio - Class A    899,807  18.70   16,824,355    5.47%     1.40%      8.11%
2   AllianceBernstein Global Bond Portfolio - Class A     31,162  18.63      580,507    5.51%     1.45%      8.05%
3   AllianceBernstein Global Bond Portfolio - Class A         63  14.03          885   11.06%     1.40%      8.11%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                628,197  30.96   19,449,691    6.45%     1.40%      8.59%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 19,026  30.85      586,878    6.72%     1.45%      8.53%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          6,262,902  38.99  244,161,672    0.88%     1.40%      9.91%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            219,804  38.84    8,537,408    0.90%     1.45%      9.86%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            282,480  24.18    6,830,906    0.97%     1.40%      9.91%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,229,899  38.47  201,194,063    0.72%     1.40%      9.68%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            147,272  38.33    5,644,554    0.74%     1.45%      9.62%
1   AllianceBernstein Growth Portfolio - Class A       3,853,315  25.06   96,562,814    0.00%     1.40%     13.14%
2   AllianceBernstein Growth Portfolio - Class A         144,062  24.97    3,596,773    0.00%     1.45%     13.08%
3   AllianceBernstein Growth Portfolio - Class A         163,582  17.32    2,833,937    0.00%     1.40%     13.14%
4   AllianceBernstein Growth Portfolio - Class B       2,217,887  24.72   54,819,089    0.00%     1.40%     12.94%
5   AllianceBernstein Growth Portfolio - Class B          64,240  24.63    1,581,914    0.00%     1.45%     12.88%
1   AllianceBernstein High Yield Portfolio - Class A   3,418,232  10.98   37,525,351    6.23%     1.40%      6.48%
2   AllianceBernstein High Yield Portfolio - Class A     134,790  10.94    1,474,402    6.65%     1.45%      6.43%
1   AllianceBernstein International Portfolio - Class
      A                                                3,066,419  14.65   44,929,430    0.26%     1.40%     15.98%
2   AllianceBernstein International Portfolio - Class
      A                                                  111,264  14.60    1,624,203    0.28%     1.45%     15.93%
1   AllianceBernstein International Value Portfolio -
      Class A                                          2,082,813  16.07   33,477,137    0.49%     1.40%     23.46%
2   AllianceBernstein International Value Portfolio -
      Class A                                             74,829  16.04    1,200,523    0.48%     1.45%     23.39%
1   AllianceBernstein Money Market Portfolio - Class A 1,820,045  12.72   23,149,556    0.74%     1.40%     -0.68%
2   AllianceBernstein Money Market Portfolio - Class A    59,980  12.67      760,067    0.85%     1.45%     -0.73%
4   AllianceBernstein Money Market Portfolio - Class B 1,230,662  12.55   15,440,025    0.43%     1.40%     -0.93%
5   AllianceBernstein Money Market Portfolio - Class B    29,141  12.50      364,257    0.57%     1.45%     -0.98%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          5,888,313  26.53  156,197,494    0.00%     1.40%      7.11%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            272,974  26.43    7,214,251    0.00%     1.45%      7.06%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                             34,289  11.97      410,278    0.00%     1.40%      7.11%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          2,859,284  26.21   74,947,558    0.00%     1.40%      6.84%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                             96,497  26.11    2,519,997    0.00%     1.45%      6.79%

                                   VA I - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2004 - Continued
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,141,527 $23.05 $ 49,367,234    2.08%     1.40%     33.74%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                101,876  22.97    2,339,783    2.09%     1.45%     33.68%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                        3,886,852  11.96   46,487,482    0.00%     1.40%     12.96%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                          201,863  11.92    2,405,361    0.00%     1.45%     12.90%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                           23,121  11.62      268,757    0.00%     1.40%     12.96%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,582,738  16.79   60,151,686    0.18%     1.40%     17.64%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            112,220  16.76    1,880,641    0.17%     1.45%     17.59%
1   AllianceBernstein Technology Portfolio - Class A   4,429,336  15.51   68,679,065    0.00%     1.40%      3.99%
2   AllianceBernstein Technology Portfolio - Class A     224,723  15.45    3,471,517    0.00%     1.45%      3.94%
3   AllianceBernstein Technology Portfolio - Class A      68,612  15.01    1,029,525    0.00%     1.40%      3.99%
4   AllianceBernstein Technology Portfolio - Class B   1,734,688  15.33   26,589,834    0.00%     1.40%      3.63%
5   AllianceBernstein Technology Portfolio - Class B     106,350  15.27    1,624,124    0.00%     1.45%      3.57%
1   AllianceBernstein Total Return Portfolio - Class A 7,047,539  24.11  169,927,969    2.15%     1.40%      7.56%
2   AllianceBernstein Total Return Portfolio - Class A   197,367  24.02    4,741,220    2.23%     1.45%      7.50%
3   AllianceBernstein Total Return Portfolio - Class A    52,718  12.06      635,751    2.03%     1.40%      7.56%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   5,440,970  15.99   87,002,900    2.70%     1.40%      2.32%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     164,077  15.93    2,613,917    2.72%     1.45%      2.27%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     193,600  15.77    3,053,168    2.55%     1.40%      2.08%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                       9,338  15.71      146,715    2.74%     1.45%      2.03%
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                196,331  11.75    2,305,973    0.08%     1.40%      7.65%
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  9,219  11.74      108,201    0.02%     1.45%      7.59%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          1,964,056  20.96   41,160,680    2.04%     1.40%     22.60%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             58,184  20.88    1,214,854    1.95%     1.45%     22.54%
4   AllianceBernstein Value Portfolio - Class B        6,361,377  12.13   77,148,234    0.85%     1.40%     11.80%
5   AllianceBernstein Value Portfolio - Class B          173,133  12.11    2,095,841    0.77%     1.45%     11.74%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,405,001  24.34   34,199,304    0.21%     1.40%     22.54%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 69,774  24.25    1,692,095    0.22%     1.45%     22.48%
7   Delaware VIP Balanced Series - Standard class             --  18.94           --    3.89%     1.40%      4.37%
7   Delaware VIP Balanced Series - Standard class         32,787  28.73      941,999    2.16%     1.25%      4.53%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,628  22.37      193,003    4.53%     1.25%      2.40%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                2,937  16.73       49,155    4.24%     1.40%      2.25%
7   Delaware VIP Cash Reserves Series - Standard class    28,886  16.28      470,237    0.87%     1.25%     -0.38%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       6,786  27.59      187,228    0.00%     1.40%     10.91%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      34,408  31.03    1,067,847    0.00%     1.25%     11.08%
7   Delaware VIP High Yield Series - Standard class          671  17.09       11,474    8.91%     1.40%     12.66%
7   Delaware VIP High Yield Series - Standard class       19,508  24.27      473,458    6.78%     1.25%     12.83%
7   Delaware VIP Value Series - Standard class *           5,813  31.05      180,506    1.65%     1.40%     13.33%
7   Delaware VIP Value Series - Standard class *         116,612  36.82    4,293,595    1.67%     1.25%     13.50%
2   Dreyfus Stock Index Fund, Inc. - Initial shares          814  18.88       15,362    1.30%     1.45%      9.05%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      439,255  18.95    8,323,390    1.68%     1.40%      9.10%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,040  14.41       14,984    0.00%     1.45%     16.81%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     140,927  14.46    2,038,341    0.00%     1.40%     16.87%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                   --  15.98           --    2.87%     1.45%      3.95%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              434,692  16.04    6,974,219    2.87%     1.40%      4.00%
2   Fidelity VIP Contrafund Portfolio - Initial Class        430  16.33        7,023    0.34%     1.45%     13.81%
3   Fidelity VIP Contrafund Portfolio - Initial Class    222,855  16.39    3,651,633    0.34%     1.40%     13.87%

                                   VA I - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                     Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
--------------------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2004 - Continued
2   Fidelity VIP Growth Portfolio - Initial Class                       78 $16.21 $     1,259    0.29%     1.45%      1.89%
3   Fidelity VIP Growth Portfolio - Initial Class                  368,999  16.27   6,002,705    0.29%     1.40%      1.94%
2   Fidelity VIP High Income Portfolio - Initial Class               1,168  11.67      13,637    8.52%     1.45%      8.02%
3   Fidelity VIP High Income Portfolio - Initial Class             141,135  11.71   1,653,374    8.52%     1.40%      8.07%
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class   209,298  16.11   3,371,298    4.45%     1.40%      3.00%
3   Fidelity VIP Money Market Portfolio - Initial Class            250,164  12.39   3,099,313    1.05%     1.40%     -0.20%
3   Fidelity VIP Overseas Portfolio - Initial Class                 20,004  14.30     286,116    1.14%     1.40%     12.06%
1   Merrill Lynch Basic Value V.I. Fund - Class I                  443,366  16.95   7,514,169    1.08%     1.40%      9.53%
2   Merrill Lynch Basic Value V.I. Fund - Class I                   48,297  16.89     815,621    1.09%     1.45%      9.47%
1   Merrill Lynch Core Bond V.I. Fund - Class I                     34,210  13.49     461,570    3.57%     1.40%      3.06%
2   Merrill Lynch Core Bond V.I. Fund - Class I                      3,305  13.44      44,435    3.57%     1.45%      3.01%
1   Merrill Lynch Domestic Money Market V.I. Fund - Class I         51,563  11.43     589,305    0.71%     1.40%     -0.48%
2   Merrill Lynch Domestic Money Market V.I. Fund - Class I            201  11.39       2,292    0.92%     1.45%     -0.53%
1   Merrill Lynch Global Allocation V.I. Fund - Class I             85,853  13.95   1,197,753    3.66%     1.40%     12.79%
2   Merrill Lynch Global Allocation V.I. Fund - Class I              9,693  13.90     134,749    2.05%     1.45%     12.73%
1   Merrill Lynch Global Growth V.I. Fund - Class I                 90,917   8.81     800,893    1.47%     1.40%     13.62%
2   Merrill Lynch Global Growth V.I. Fund - Class I                    787   8.78       6,916    1.53%     1.45%     13.56%
1   Merrill Lynch High Current Income V.I. Fund - Class I           69,402  12.57     872,051    7.60%     1.40%     10.27%
2   Merrill Lynch High Current Income V.I. Fund - Class I            1,766  12.52      22,111    8.81%     1.45%     10.21%
1   Merrill Lynch International Value V.I. Fund - Class I          145,441  14.05   2,043,390    2.38%     1.40%     20.83%
2   Merrill Lynch International Value V.I. Fund - Class I            8,769  14.01     122,846    2.38%     1.45%     20.77%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I               120,062  14.86   1,784,069    0.84%     1.40%     15.17%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I                 3,420  14.81      50,639    0.94%     1.45%     15.11%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I              99,634   9.42     938,811    0.24%     1.40%      6.30%
1   Merrill Lynch Utilities and Telecommunications V.I. Fund -
      Class I                                                       30,233  14.67     443,567    2.41%     1.40%     23.97%
2   Merrill Lynch Utilities and Telecommunications V.I. Fund -
      Class I                                                           36  14.62         520    2.57%     1.45%     23.91%
1   Merrill Lynch Value Opportunities V.I. Fund - Class I *        127,681  20.10   2,566,605    0.00%     1.40%     13.38%
2   Merrill Lynch Value Opportunities V.I. Fund - Class I *         18,950  20.03     379,573    0.00%     1.45%     13.32%
1   UBS U.S. Allocation Portfolio *                              1,101,176  15.27  16,811,976    0.94%     1.40%      9.14%
2   UBS U.S. Allocation Portfolio *                                136,940  15.22   2,084,072    0.93%     1.45%      9.08%
1   UIF Core Plus Fixed Income Portfolio - Class I                   3,278  11.34      37,169    3.75%     0.75%      3.59%
1   UIF Equity Growth Portfolio - Class I                            3,298   9.96      32,865    0.16%     0.75%      6.97%
1   UIF Technology Portfolio - Class I                               1,635   8.12      13,268    0.00%     0.75%     -2.38%
1   UIF Value Portfolio - Class I                                       --  12.91          --    2.09%     0.75%     16.95%
3   Van Eck Worldwide Emerging Markets Fund                         42,737  11.94     510,162    0.62%     1.40%     24.14%
3   Van Eck Worldwide Hard Assets Fund                              27,975  13.03     364,401    0.19%     1.40%     22.26%
1   Vanguard 500 Index Fund                                            753  11.03       8,300    1.79%     0.75%      9.91%
6   Vanguard GNMA Fund                                               3,152  10.50      33,095    2.57%     0.52%      3.59%
6   Vanguard Health Care Fund                                        5,698  11.90      67,830    1.71%     0.52%      8.94%
6   Vanguard Inflation-Protected Securities Fund                     2,150  11.16      23,992    6.93%     0.52%      7.71%
1   Vanguard LifeStrategy Conservative Growth Fund                   2,961  11.61      34,374    2.82%     0.75%      7.22%
1   Vanguard LifeStrategy Growth Fund                                1,192  11.89      14,173    1.97%     0.75%     11.73%
6   Vanguard LifeStrategy Growth Fund                                6,749  12.21      82,401    2.38%     0.52%     11.99%
1   Vanguard LifeStrategy Income Fund                                1,771  11.44      20,264    3.21%     0.75%      5.22%
6   Vanguard LifeStrategy Income Fund                               11,770  10.89     128,188    5.74%     0.52%      5.46%
6   Vanguard LifeStrategy Moderate Growth Fund                      24,811  11.78     292,373    2.90%     0.52%      9.99%
1   Vanguard Prime Money Market Fund                                   493  10.11       4,985    1.10%     0.75%      0.35%
1   Vanguard PRIMECAP Fund                                             257  12.09       3,104    0.74%     0.75%     17.43%
1   Vanguard Total Bond Market Index Fund                              840  11.36       9,535    2.93%     0.75%      3.47%
6   Vanguard Total International Stock Index Fund                   19,656  13.82     271,666    3.97%     0.52%     20.21%

                                   VA I - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2004 - Continued
1   Vanguard U.S. Growth Fund                                514 $ 9.49 $      4,875    0.28%     0.75%      6.23%
6   Vanguard VIF Balanced Portfolio                      154,249  11.98    1,848,551    1.42%     0.52%     10.71%
6   Vanguard VIF Capital Growth Portfolio                  5,319  12.64       67,211    0.00%     0.52%     17.02%
6   Vanguard VIF Diversified Value Portfolio              13,666  13.50      184,457    0.37%     0.52%     19.84%
1   Vanguard VIF Equity Income Portfolio                   1,646  10.84       17,836    0.00%     0.75%     12.65%
6   Vanguard VIF Equity Income Portfolio                  14,769  12.63      186,491    0.12%     0.52%     12.73%
6   Vanguard VIF Equity Index Portfolio                    8,591  12.02      103,269    0.88%     0.52%     10.23%
6   Vanguard VIF Growth Portfolio                          1,294  11.41       14,759    0.15%     0.52%      6.70%
6   Vanguard VIF High Yield Bond Portfolio                 1,510  11.31       17,083    2.10%     0.52%      7.96%
6   Vanguard VIF International Portfolio                   5,881  13.34       78,446    1.26%     0.52%     18.80%
6   Vanguard VIF Mid-Cap Index Portfolio                   4,431  13.23       58,639    0.87%     0.52%     19.69%
6   Vanguard VIF Money Market Portfolio                      439  10.09        4,433    4.61%     0.52%      0.78%
1   Vanguard VIF REIT Index Portfolio                      1,731  12.10       20,946    0.00%     0.75%     20.74%
6   Vanguard VIF REIT Index Portfolio                      3,950  14.32       56,551    2.54%     0.52%     29.84%
6   Vanguard VIF Short-Term Investment-Grade
      Portfolio *                                          4,814  10.22       49,219    3.89%     0.52%      1.54%
6   Vanguard VIF Small Company Growth Portfolio            3,888  12.20       47,445    0.06%     0.52%     14.70%
6   Vanguard VIF Total Bond Market Index Portfolio        19,451  10.51      204,510    8.25%     0.52%      3.66%
6   Vanguard VIF Total Stock Market Index Portfolio       55,746  12.22      681,258    0.02%     0.52%     11.96%
1   Vanguard Wellington Fund                                 249  11.85        2,951    2.88%     0.75%     10.34%
1   Vanguard Windsor Fund                                    255  11.75        2,996    1.47%     0.75%     12.53%

2003
2   AIM V.I. Capital Appreciation Fund - Series I          1,865  10.18       18,987    0.00%     1.45%     27.59%
3   AIM V.I. Capital Appreciation Fund - Series I        156,769  10.21    1,601,103    0.00%     1.40%     27.66%
2   AIM V.I. International Growth Fund - Series I          1,248  10.16       12,672    0.45%     1.45%     27.27%
3   AIM V.I. International Growth Fund - Series I        103,232  10.19    1,051,681    0.45%     1.40%     27.34%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              2,760,409  19.26   53,161,067    4.83%     1.40%      5.87%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 47,706  19.20      915,798    4.62%     1.45%      5.82%
1   AllianceBernstein Global Bond Portfolio - Class A  1,027,281  17.30   17,767,141    6.29%     1.40%     11.65%
2   AllianceBernstein Global Bond Portfolio - Class A     41,873  17.24      721,878    5.93%     1.45%     11.66%
3   AllianceBernstein Global Bond Portfolio - Class A      2,110  12.98       27,382   11.20%     1.40%     11.69%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                763,719  28.51   21,775,961    5.72%     1.40%     31.58%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 30,193  28.42      858,145    5.64%     1.45%     31.46%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          7,494,776  35.47  265,834,782    1.03%     1.40%     30.64%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            250,936  35.36    8,871,978    1.02%     1.45%     30.61%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            456,946  22.00   10,053,264    1.29%     1.40%     30.65%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,529,170  35.08  193,941,609    0.83%     1.40%     30.35%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            179,523  34.96    6,276,776    0.81%     1.45%     30.27%
1   AllianceBernstein Growth Portfolio - Class A       4,596,623  22.15  101,813,109    0.00%     1.40%     33.19%
2   AllianceBernstein Growth Portfolio - Class A         146,012  22.08    3,223,723    0.00%     1.45%     33.08%
3   AllianceBernstein Growth Portfolio - Class A         262,464  15.31    4,018,958    0.00%     1.40%     33.15%
4   AllianceBernstein Growth Portfolio - Class B       2,435,912  21.89   53,310,512    0.00%     1.40%     32.80%
5   AllianceBernstein Growth Portfolio - Class B          72,978  21.82    1,592,020    0.00%     1.45%     32.78%
1   AllianceBernstein High Yield Portfolio - Class A   4,045,676  10.31   41,711,274    5.98%     1.40%     20.73%
2   AllianceBernstein High Yield Portfolio - Class A     165,236  10.28    1,698,315    5.65%     1.45%     20.64%
1   AllianceBernstein International Portfolio - Class
      A                                                3,249,996  12.63   41,056,823    0.13%     1.40%     29.70%
2   AllianceBernstein International Portfolio - Class
      A                                                  112,558  12.59    1,417,363    0.13%     1.45%     29.68%
1   AllianceBernstein International Value Portfolio -
      Class A                                          1,630,940  13.02   21,233,604    0.34%     1.40%     42.29%
2   AllianceBernstein International Value Portfolio -
      Class A                                             68,529  13.00      891,010    0.34%     1.45%     42.25%
1   AllianceBernstein Money Market Portfolio - Class A 2,740,288  12.81   35,092,595    0.56%     1.40%     -0.88%

                                   VA I - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2003 - Continued
2   AllianceBernstein Money Market Portfolio - Class A    76,963 $12.77 $    982,435    0.58%     1.45%     -0.89%
4   AllianceBernstein Money Market Portfolio - Class B 2,676,391  12.66   33,893,717    0.31%     1.40%     -1.14%
5   AllianceBernstein Money Market Portfolio - Class B    11,111  12.62      140,257    0.38%     1.45%     -1.15%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          7,476,698  24.77  185,168,151    0.00%     1.40%     21.94%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            322,146  24.69    7,952,684    0.00%     1.45%     21.91%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                             45,912  11.17      512,889    0.00%     1.40%     21.96%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          3,351,175  24.53   82,218,177    0.00%     1.40%     21.64%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                            115,298  24.46    2,819,674    0.00%     1.45%     21.61%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,186,223  17.24   37,682,357    2.50%     1.40%     37.34%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                134,029  17.18    2,302,754    2.44%     1.45%     37.34%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          4,473,127  10.59   47,361,193    0.00%     1.40%     46.85%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            225,643  10.55    2,381,429    0.00%     1.45%     46.79%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             33,671  10.29      346,487    0.00%     1.40%     46.79%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,759,335  14.27   53,650,298    0.53%     1.40%     39.37%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            115,011  14.25    1,639,166    0.54%     1.45%     39.18%
1   AllianceBernstein Technology Portfolio - Class A   5,436,959  14.91   81,068,515    0.00%     1.40%     42.14%
2   AllianceBernstein Technology Portfolio - Class A     261,058  14.86    3,880,050    0.00%     1.45%     41.96%
3   AllianceBernstein Technology Portfolio - Class A      97,035  14.43    1,400,165    0.00%     1.40%     42.02%
4   AllianceBernstein Technology Portfolio - Class B   2,155,845  14.79   31,889,169    0.00%     1.40%     41.82%
5   AllianceBernstein Technology Portfolio - Class B     116,855  14.74    1,722,967    0.00%     1.45%     41.77%
1   AllianceBernstein Total Return Portfolio - Class A 7,627,169  22.42  170,980,771    2.56%     1.40%     17.43%
2   AllianceBernstein Total Return Portfolio - Class A   222,481  22.35    4,971,440    2.58%     1.45%     17.36%
3   AllianceBernstein Total Return Portfolio - Class A    71,988  11.21      807,131    2.65%     1.40%     17.40%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   7,066,944  15.63  110,437,430    3.25%     1.40%      2.41%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     221,174  15.58    3,445,273    3.00%     1.45%      2.41%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     228,781  15.45    3,534,444    3.07%     1.40%      2.18%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      17,729  15.40      273,019    3.35%     1.45%      2.12%
1   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                106,799  10.91    1,165,304    0.00%     1.40%      9.11%
2   AllianceBernstein U.S. Large Cap Blended Style
      Portfolio - Class B                                  2,571  10.91       28,051    0.00%     1.45%      9.08%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,151,498  17.09   36,777,006    3.05%     1.40%     18.21%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             67,909  17.04    1,157,094    3.10%     1.45%     18.16%
4   AllianceBernstein Value Portfolio - Class B        6,157,155  10.85   66,790,897    0.72%     1.40%     26.73%
5   AllianceBernstein Value Portfolio - Class B          181,726  10.83    1,968,674    0.72%     1.45%     26.56%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,425,468  19.86   28,314,242    1.02%     1.40%     41.48%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 75,660  19.80    1,498,021    0.97%     1.45%     41.42%
7   Delaware VIP Balanced Series - Standard class          9,072  18.15      164,662    3.34%     1.40%     17.55%
7   Delaware VIP Balanced Series - Standard class         37,216  27.49    1,022,931    3.16%     1.25%     17.71%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,633  21.84      188,580    4.14%     1.25%      3.33%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                3,533  16.37       57,831    3.72%     1.40%      3.19%
7   Delaware VIP Cash Reserves Series - Standard class    30,049  16.34      491,028    0.52%     1.25%     -0.66%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       5,175  24.87      128,720    0.00%     1.40%     39.12%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      35,683  27.94      996,985    0.00%     1.25%     39.28%
7   Delaware VIP High Yield Series - Standard class        3,970  15.17       60,232    8.09%     1.40%     26.98%
7   Delaware VIP High Yield Series - Standard class       28,042  21.51      603,222    7.42%     1.25%     27.14%
7   Delaware VIP Value Series - Standard class             6,816  27.40      186,762    1.50%     1.40%     26.50%
7   Delaware VIP Value Series - Standard class           141,218  32.44    4,580,983    2.01%     1.25%     26.71%

                                   VA I - 55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2003 - Continued
2   Dreyfus Stock Index Fund, Inc. - Initial shares        2,090 $17.31 $    36,185    1.47%     1.45%     26.55%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      561,568  17.37   9,753,283    1.44%     1.40%     26.59%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,040  12.34      12,835    0.11%     1.45%     40.82%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     155,609  12.38   1,925,779    0.10%     1.40%     40.95%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,570  15.38      24,145    3.66%     1.45%     16.32%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              556,586  15.43   8,586,200    3.66%     1.40%     16.34%
2   Fidelity VIP Contrafund Portfolio - Initial Class        433  14.35       6,217    0.45%     1.45%     26.61%
3   Fidelity VIP Contrafund Portfolio - Initial Class    243,907  14.39   3,509,725    0.45%     1.40%     26.67%
2   Fidelity VIP Growth Portfolio - Initial Class             78  15.91       1,242    0.28%     1.45%     30.92%
3   Fidelity VIP Growth Portfolio - Initial Class        475,603  15.96   7,589,575    0.28%     1.40%     31.02%
2   Fidelity VIP High Income Portfolio - Initial Class     1,169  10.81      12,633    7.55%     1.45%     25.50%
3   Fidelity VIP High Income Portfolio - Initial Class   169,855  10.84   1,841,237    7.55%     1.40%     25.46%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      271,530  15.64   4,246,199    3.87%     1.40%      3.77%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                   --  12.37          --    0.96%     1.45%     -0.45%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              407,606  12.41   5,059,895    0.96%     1.40%     -0.37%
3   Fidelity VIP Overseas Portfolio - Initial Class       31,728  12.76     404,990    0.97%     1.40%     41.35%
1   Mercury HW International VIP Portfolio                    --  10.53          --    0.19%     1.40%     27.01%
2   Mercury HW International VIP Portfolio                    --  10.50          --    0.22%     1.45%     27.03%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                       --   9.26          --    0.00%     1.40%     12.34%
1   Merrill Lynch Basic Value V.I. Fund - Class I        478,230  15.47   7,400,091    1.12%     1.40%     31.36%
2   Merrill Lynch Basic Value V.I. Fund - Class I         50,913  15.43     785,406    1.12%     1.45%     31.29%
1   Merrill Lynch Core Bond V.I. Fund - Class I           37,323  13.09     488,622    3.70%     1.40%      3.33%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,308  13.05      43,180    3.86%     1.45%      3.26%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                          --   9.63          --    4.64%     1.40%     39.03%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                          --   9.61          --    4.45%     1.45%     38.81%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                             71,985  11.48     826,687    0.73%     1.40%     -0.66%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                202  11.45       2,311    0.73%     1.45%     -0.70%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   56,689  12.37     701,203    3.32%     1.40%     32.86%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   20,049  12.33     247,231    3.93%     1.45%     32.74%
1   Merrill Lynch Global Growth V.I. Fund - Class I      104,442   7.75     809,736    1.05%     1.40%     31.63%
2   Merrill Lynch Global Growth V.I. Fund - Class I          853   7.73       6,601    1.82%     1.45%     31.64%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             70,479  11.40     803,134    9.31%     1.40%     26.33%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                710  11.36       8,069   10.77%     1.45%     26.27%
1   Merrill Lynch International Value V.I. Fund -
      Class I                                            154,644  11.63   1,798,097    5.56%     1.40%     10.43%
2   Merrill Lynch International Value V.I. Fund -
      Class I                                              9,274  11.60     107,577    5.57%     1.45%     10.43%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     127,041  12.90   1,639,153    0.40%     1.40%     29.67%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       2,839  12.86      36,521    0.38%     1.45%     29.67%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I        --   8.53          --    0.00%     1.40%     27.12%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    93,216   8.86     826,256    0.00%     1.40%      3.88%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 35,886  11.83     424,708    2.87%     1.40%     18.47%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     36  11.80         426    3.05%     1.45%     18.46%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            126,884  17.73   2,249,553    0.07%     1.40%     40.93%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             20,573  17.67     363,615    0.07%     1.45%     40.83%
1   UBS U.S. Allocation Portfolio                      1,332,747  13.99  18,643,595    1.16%     1.40%     25.80%
2   UBS U.S. Allocation Portfolio                        150,601  13.95   2,101,108    1.32%     1.45%     25.80%
1   UIF Core Plus Fixed Income Portfolio - Class I         3,504  10.95      38,362    0.06%     0.75%      3.87%
1   UIF Equity Growth Portfolio - Class I                  3,526   9.32      32,847    0.00%     0.75%     24.05%
1   UIF Technology Portfolio - Class I                     1,748   8.31      14,529    0.00%     0.75%     46.62%
1   UIF Value Portfolio - Class I                            211  11.04       2,334    0.00%     0.75%     33.00%
3   Van Eck Worldwide Emerging Markets Fund               61,448   9.62     590,871    0.12%     1.40%     52.15%

                                   VA I - 56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2003 - Continued
3   Van Eck Worldwide Hard Assets Fund                     9,422 $10.65 $    100,391    0.64%     1.40%      43.01%
1   Vanguard 500 Index Fund                                  809  10.03        8,115    1.60%     0.75%      27.47%
6   Vanguard GNMA Fund                                       170  10.13        1,720    0.76%     0.52%       1.35%
1   Vanguard LifeStrategy Conservative Growth Fund         3,189  10.83       34,527    2.57%     0.75%      15.67%
1   Vanguard LifeStrategy Growth Fund                      1,283  10.64       13,661    1.71%     0.75%      27.48%
6   Vanguard LifeStrategy Growth Fund                      3,788  10.90       41,300    1.97%     0.52%       9.02%
1   Vanguard LifeStrategy Income Fund                      1,907  10.88       20,741    3.38%     0.75%       9.98%
6   Vanguard LifeStrategy Moderate Growth Fund            18,999  10.71      203,546    2.39%     0.52%       7.13%
1   Vanguard Prime Money Market Fund                         530  10.08        5,337    0.98%     0.75%       0.16%
1   Vanguard PRIMECAP Fund                                   276  10.30        2,842    0.44%     0.75%      36.78%
1   Vanguard Total Bond Market Index Fund                    481  10.98        5,275    8.79%     0.75%       3.20%
1   Vanguard U.S. Growth Fund                                552   8.93        4,932    0.33%     0.75%      25.08%
6   Vanguard VIF Balanced Portfolio                       35,384  10.82      383,027    0.00%     0.52%       8.25%
6   Vanguard VIF Diversified Value Portfolio               1,544  11.26       17,388    0.00%     0.52%      12.64%
6   Vanguard VIF International Portfolio                   5,328  11.23       59,819    0.00%     0.52%      12.27%
6   Vanguard VIF Mid-Cap Index Portfolio                   2,196  11.06       24,277    0.00%     0.52%      10.56%
6   Vanguard VIF Money Market Portfolio                    8,192  10.01       82,004    0.73%     0.52%       0.10%
6   Vanguard VIF REIT Index Portfolio                      2,429  11.03       26,788    0.00%     0.52%      10.28%
6   Vanguard VIF Short-Term Investment-Grade Portfolio     1,532  10.07       15,426    0.00%     0.52%       0.70%
6   Vanguard VIF Small Company Growth Portfolio            1,554  10.64       16,537    0.00%     0.52%       6.40%
6   Vanguard VIF Total Stock Market Index Portfolio        1,555  10.91       16,976    0.00%     0.52%       9.15%
1   Vanguard Wellington Fund                                 268  10.74        2,874    3.09%     0.75%      19.83%
1   Vanguard Windsor Fund                                    274  10.44        2,861    1.22%     0.75%      35.97%

2002
2   AIM V.I. Capital Appreciation Fund - Series I          1,915   7.98       15,273    0.00%     1.45%     -25.45%
3   AIM V.I. Capital Appreciation Fund - Series I        174,350   8.00    1,394,185    0.00%     1.40%     -25.41%
2   AIM V.I. International Growth Fund - Series I          1,249   7.98        9,975    0.60%     1.45%     -16.89%
3   AIM V.I. International Growth Fund - Series I        146,435   8.00    1,172,168    0.39%     1.40%     -16.85%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                              3,551,827  18.19   64,615,635    5.07%     1.40%       9.45%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                 77,435  18.14    1,404,897    5.29%     1.45%       9.40%
1   AllianceBernstein Global Bond Portfolio - Class A  1,063,112  15.49   16,462,865    0.85%     1.40%      15.29%
2   AllianceBernstein Global Bond Portfolio - Class A     35,192  15.44      543,499    0.90%     1.45%      15.23%
3   AllianceBernstein Global Bond Portfolio - Class A     17,463  11.62      202,924    0.88%     1.40%      15.29%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                897,444  21.67   19,451,085    6.54%     1.40%      14.53%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 27,899  21.62      603,039    9.23%     1.45%      14.47%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          8,618,957  27.15  233,967,594    0.64%     1.40%     -23.14%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                            267,105  27.07    7,231,116    0.64%     1.45%     -23.18%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                            324,303  16.84    5,460,606    0.60%     1.40%     -23.14%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                          5,721,618  26.91  153,966,195    0.58%     1.40%     -23.35%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                            180,402  26.84    4,841,378    0.61%     1.45%     -23.39%
1   AllianceBernstein Growth Portfolio - Class A       5,372,655  16.63   89,354,118    0.00%     1.40%     -29.08%
2   AllianceBernstein Growth Portfolio - Class A         160,437  16.59    2,661,047    0.00%     1.45%     -29.11%
3   AllianceBernstein Growth Portfolio - Class A         200,058  11.50    2,300,171    0.00%     1.40%     -29.08%
4   AllianceBernstein Growth Portfolio - Class B       2,490,925  16.48   41,040,545    0.00%     1.40%     -29.26%
5   AllianceBernstein Growth Portfolio - Class B          69,835  16.43    1,147,483    0.00%     1.45%     -29.30%
1   AllianceBernstein High Yield Portfolio - Class A   3,616,820   8.54   30,883,503    6.46%     1.40%      -4.38%
2   AllianceBernstein High Yield Portfolio - Class A     153,149   8.52    1,304,314    6.00%     1.45%      -4.43%
1   AllianceBernstein International Portfolio - Class
      A                                                3,715,310   9.74   36,169,007    0.05%     1.40%     -16.45%
2   AllianceBernstein International Portfolio - Class
      A                                                  109,418   9.71    1,062,310    0.05%     1.45%     -16.50%

                                   VA I - 57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2002 - Continued
1   AllianceBernstein International Value Portfolio -
      Class A                                          1,404,665 $ 9.15 $ 12,846,278    0.14%     1.40%      -6.47%
2   AllianceBernstein International Value Portfolio -
      Class A                                             72,074   9.14      658,598    0.11%     1.45%      -6.51%
1   AllianceBernstein Money Market Portfolio - Class A 5,029,056  12.92   64,965,075    1.07%     1.40%      -0.30%
2   AllianceBernstein Money Market Portfolio - Class A   143,799  12.88    1,852,554    1.24%     1.45%      -0.35%
4   AllianceBernstein Money Market Portfolio - Class B 3,501,890  12.81   44,846,578    0.87%     1.40%      -0.55%
5   AllianceBernstein Money Market Portfolio - Class B    68,450  12.77      874,227    0.95%     1.45%      -0.60%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          8,952,876  20.31  181,817,723    0.00%     1.40%     -31.61%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            356,910  20.25    7,228,588    0.00%     1.45%     -31.64%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                            253,204   9.16    2,319,470    0.00%     1.40%     -31.61%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                          3,626,004  20.17   73,126,803    0.00%     1.40%     -31.80%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                            123,402  20.11    2,481,937    0.00%     1.45%     -31.84%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          4,678,873   7.21   33,738,091    0.00%     1.40%     -32.72%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            220,740   7.19    1,587,382    0.00%     1.45%     -32.75%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             50,718   7.01      355,433    0.00%     1.40%     -32.72%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                              2,296,783  12.55   28,819,965    2.79%     1.40%       1.17%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                142,864  12.51    1,787,800    2.90%     1.45%       1.12%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          3,537,441  10.24   36,240,688    0.26%     1.40%      -7.50%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                            113,662  10.24    1,163,486    0.22%     1.45%      -7.55%
1   AllianceBernstein Technology Portfolio - Class A   6,507,121  10.49   68,288,796    0.00%     1.40%     -42.52%
2   AllianceBernstein Technology Portfolio - Class A     298,166  10.47    3,120,606    0.00%     1.45%     -42.55%
3   AllianceBernstein Technology Portfolio - Class A     122,373  10.16    1,242,796    0.00%     1.40%     -42.52%
4   AllianceBernstein Technology Portfolio - Class B   2,215,703  10.43   23,114,430    0.00%     1.40%     -42.62%
5   AllianceBernstein Technology Portfolio - Class B     114,475  10.40    1,190,973    0.00%     1.45%     -42.65%
1   AllianceBernstein Total Return Portfolio - Class A 7,748,990  19.09  147,964,881    2.01%     1.40%     -11.83%
2   AllianceBernstein Total Return Portfolio - Class A   186,681  19.04    3,554,969    2.20%     1.45%     -11.87%
3   AllianceBernstein Total Return Portfolio - Class A    91,811   9.55      876,815    1.99%     1.40%     -11.83%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   9,206,476  15.26  140,445,210    2.77%     1.40%       6.29%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     242,090  15.21    3,683,090    2.94%     1.45%       6.23%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     255,166  15.12    3,858,444    2.53%     1.40%       6.05%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                      16,606  15.08      250,426    2.54%     1.45%       5.99%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,458,985  14.46   35,555,868    1.83%     1.40%     -23.20%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             71,898  14.42    1,036,802    1.66%     1.45%     -23.24%
4   AllianceBernstein Value Portfolio - Class B        5,613,964   8.56   48,074,324    0.22%     1.40%     -14.16%
5   AllianceBernstein Value Portfolio - Class B          159,835   8.56    1,367,582    0.21%     1.45%     -14.20%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              1,594,756  14.04   22,390,940    1.84%     1.40%      -5.52%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 76,002  14.00    1,064,208    1.82%     1.45%      -5.57%
7   Delaware VIP Balanced Series - Standard class         11,341  15.44      175,105    3.04%     1.40%     -17.44%
7   Delaware VIP Balanced Series - Standard class         48,585  23.35    1,134,329    3.04%     1.25%     -17.31%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                9,491  21.14      200,652    5.42%     1.25%       5.77%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,324  15.86      132,052    4.59%     1.40%       5.62%
7   Delaware VIP Cash Reserves Series - Standard class    77,894  16.45    1,281,098    1.18%     1.25%       0.00%
7   Delaware VIP Cash Reserves Series - Standard class        --  13.37           --   19.97%     1.40%      -0.15%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       6,307  17.88      112,793   11.73%     1.40%     -25.98%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      36,772  20.06      737,540   12.90%     1.25%     -25.87%
7   Delaware VIP High Yield Series - Standard class        4,875  11.95       58,270   10.13%     1.40%       0.42%
7   Delaware VIP High Yield Series - Standard class       30,022  16.92      507,933   10.55%     1.25%       0.57%

                                   VA I - 58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2002 - Continued
7   Delaware VIP Value Series - Standard class             6,994 $21.66 $   151,477    1.59%     1.40%     -19.81%
7   Delaware VIP Value Series - Standard class           169,903  25.60   4,349,989    1.66%     1.25%     -19.69%
2   Dreyfus Stock Index Fund, Inc. - Initial shares        2,091  13.68      28,610    1.49%     1.45%     -23.48%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      655,094  13.72   8,988,442    1.29%     1.40%     -23.44%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,041   8.76       9,118    0.24%     1.45%     -20.87%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     165,148   8.78   1,450,018    0.23%     1.40%     -20.83%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,570  13.22      20,765    6.24%     1.45%     -10.04%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              634,620  13.26   8,415,280    4.33%     1.40%     -10.00%
2   Fidelity VIP Contrafund Portfolio - Initial Class        125  11.33       1,412    0.99%     1.45%     -10.66%
3   Fidelity VIP Contrafund Portfolio - Initial Class    303,636  11.36   3,449,014    0.89%     1.40%     -10.61%
2   Fidelity VIP Growth Portfolio - Initial Class             79  12.15         955    0.32%     1.45%     -31.11%
3   Fidelity VIP Growth Portfolio - Initial Class        562,462  12.18   6,851,466    0.27%     1.40%     -31.08%
2   Fidelity VIP High Income Portfolio - Initial Class     1,170   8.61      10,080   14.07%     1.45%       1.95%
3   Fidelity VIP High Income Portfolio - Initial Class   201,717   8.64   1,742,374   11.57%     1.40%       2.01%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      453,606  15.07   6,837,666    4.53%     1.40%       8.81%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                  434  12.43       5,396    0.59%     1.45%       0.23%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              726,516  12.46   9,055,451    1.67%     1.40%       0.28%
3   Fidelity VIP Overseas Portfolio - Initial Class       54,714   9.03     493,984    0.82%     1.40%     -21.39%
1   Mercury HW International VIP Portfolio               160,731   8.29   1,332,414    3.90%     1.40%     -12.77%
2   Mercury HW International VIP Portfolio                 8,846   8.27      73,196    3.70%     1.45%     -12.81%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                    1,178   8.24       9,702    2.84%     1.40%     -14.88%
1   Merrill Lynch Basic Value V.I. Fund - Class I        497,628  11.78   5,860,891    0.93%     1.40%     -18.91%
2   Merrill Lynch Basic Value V.I. Fund - Class I         55,754  11.75     654,963    0.95%     1.45%     -18.95%
1   Merrill Lynch Core Bond V.I. Fund - Class I           43,626  12.67     552,875    4.57%     1.40%       8.05%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,312  12.64      41,862    4.70%     1.45%       8.00%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                      14,501   6.93     100,560    0.41%     1.40%     -11.49%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                       3,987   6.92      27,579    0.40%     1.45%     -11.54%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                            111,621  11.56   1,290,531    1.58%     1.40%       0.07%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                                202  11.53       2,331    1.71%     1.45%       0.02%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   44,798   9.31     417,193    2.52%     1.40%      -9.42%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                    9,014   9.29      83,728    2.93%     1.45%      -9.47%
1   Merrill Lynch Global Growth V.I. Fund - Class I       99,535   5.89     585,938    0.11%     1.40%     -28.74%
2   Merrill Lynch Global Growth V.I. Fund - Class I           --   5.88          --    0.00%     1.45%     -28.78%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             64,194   9.02     579,027    9.90%     1.40%      -2.83%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                 --   9.00          --   14.83%     1.45%      -2.88%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     124,750   9.95   1,241,056    0.81%     1.40%     -18.14%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,140   9.92      31,156    0.81%     1.45%     -18.18%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    94,393   6.71     633,141    0.00%     1.40%     -24.46%
1   Merrill Lynch Natural Resources Fund                      --  12.89          --    0.00%     1.40%      13.47%
2   Merrill Lynch Natural Resources Fund                      --  12.86          --    0.00%     1.45%      13.50%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 43,290   9.99     432,264    3.37%     1.40%     -19.90%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                     37   9.96         366    2.18%     1.45%     -19.94%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            127,179  12.58   1,599,971    0.00%     1.40%     -24.82%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             26,752  12.55     335,683    0.00%     1.45%     -24.86%
1   UBS U.S. Allocation Portfolio                      1,567,327  11.12  17,421,847    0.81%     1.40%     -23.76%
2   UBS U.S. Allocation Portfolio                        183,716  11.09   2,037,685    0.82%     1.45%     -23.80%
1   UIF Core Plus Fixed Income Portfolio - Class I         4,077  10.54      42,977    3.37%     0.75%       6.52%
1   UIF Equity Growth Portfolio - Class I                  4,232   7.51      31,797    0.16%     0.75%     -28.40%
1   UIF Technology Portfolio - Class I                     1,867   5.67      10,583    0.00%     0.75%     -49.35%
1   UIF Value Portfolio - Class I                            463   8.30       3,837    0.59%     0.75%     -22.74%

                                   VA I - 59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                  Unit                  Income    Expense    Total
Sub-accounts                                           Units (a)  Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   ---------- ------ ------------ ---------- --------- ----------
2002 - Continued
3   Van Eck Worldwide Emerging Markets Fund                85,796 $ 6.32 $    542,588    0.17%     1.40%      -4.25%
3   Van Eck Worldwide Hard Assets Fund                     25,846   7.45      192,486    0.87%     1.40%      -4.19%
1   Vanguard 500 Index Fund                                   868   7.87        6,829    1.47%     0.75%       0.00%
1   Vanguard LifeStrategy Conservative Growth Fund          3,429   9.36       32,093    1.97%     0.75%       0.00%
1   Vanguard LifeStrategy Growth Fund                       1,380   8.35       11,516    1.54%     0.75%       0.00%
1   Vanguard LifeStrategy Income Fund                       2,050   9.89       20,288    2.92%     0.75%       0.00%
1   Vanguard Prime Money Market Fund                          569  10.06        5,721    0.97%     0.75%       0.00%
1   Vanguard PRIMECAP Fund                                    296   7.53        2,230    1.21%     0.75%       0.00%
1   Vanguard U.S. Growth Fund                                 593   7.14        4,230    0.40%     0.75%       0.00%
1   Vanguard Wellington Fund                                  287   8.96        2,573    2.77%     0.75%       0.00%
1   Vanguard Windsor Fund                                     294   7.68        2,258    1.54%     0.75%       0.00%

2001
2   AIM V.I. Capital Appreciation Fund - Series I           1,675  10.70       17,925    0.00%     1.45%     -24.39%
3   AIM V.I. Capital Appreciation Fund - Series I         212,831  10.72    2,281,641    0.00%     1.40%     -24.34%
2   AIM V.I. International Growth Fund - Series I           1,251   9.61       12,017    0.62%     1.45%     -24.65%
3   AIM V.I. International Growth Fund - Series I         285,545   9.63    2,748,812    0.24%     1.40%     -24.62%
1   AllianceBernstein Americas Government Income
      Portfolio - Class A                               2,683,830  16.62   44,609,351    6.13%     1.40%       2.16%
2   AllianceBernstein Americas Government Income
      Portfolio - Class A                                  44,442  16.58      737,059    4.74%     1.45%       2.06%
1   AllianceBernstein Global Bond Portfolio - Class A     644,799  13.43    8,660,882    0.00%     1.40%      -1.67%
2   AllianceBernstein Global Bond Portfolio - Class A      20,430  13.40      273,811    0.00%     1.45%      -1.74%
3   AllianceBernstein Global Bond Portfolio - Class A      16,773  10.08      169,060    0.00%     1.40%      -1.67%
1   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                 477,555  18.92    9,037,648   10.46%     1.40%       7.83%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                  12,365  18.88      233,491    9.61%     1.45%       7.78%
1   AllianceBernstein Growth and Income Portfolio -
      Class A                                          11,262,387  35.32  397,752,465    0.60%     1.40%      -1.05%
2   AllianceBernstein Growth and Income Portfolio -
      Class A                                             337,172  35.24   11,881,538    0.57%     1.45%      -1.10%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                             594,277  21.91   13,018,480    0.61%     1.40%      -1.06%
4   AllianceBernstein Growth and Income Portfolio -
      Class B                                           4,597,812  35.11  161,410,548    0.44%     1.40%      -1.25%
5   AllianceBernstein Growth and Income Portfolio -
      Class B                                             157,141  35.03    5,504,411    0.51%     1.45%      -1.30%
1   AllianceBernstein Growth Portfolio - Class A        7,321,002  23.45  171,677,981    0.27%     1.40%     -24.55%
2   AllianceBernstein Growth Portfolio - Class A          217,197  23.40    5,082,022    0.26%     1.45%     -24.57%
3   AllianceBernstein Growth Portfolio - Class A          262,883  16.21    4,261,717    0.27%     1.40%     -24.53%
4   AllianceBernstein Growth Portfolio - Class B        2,337,209  23.29   54,439,422    0.15%     1.40%     -24.72%
5   AllianceBernstein Growth Portfolio - Class B           74,266  23.24    1,726,017    0.14%     1.45%     -24.76%
1   AllianceBernstein High Yield Portfolio - Class A    3,178,040   8.93   28,379,789    7.58%     1.40%       1.59%
2   AllianceBernstein High Yield Portfolio - Class A      122,440   8.91    1,091,082    7.26%     1.45%       1.49%
1   AllianceBernstein International Portfolio - Class
      A                                                 4,259,637  11.65   49,635,643    0.00%     1.40%     -23.44%
2   AllianceBernstein International Portfolio - Class
      A                                                   118,393  11.63    1,376,526    0.00%     1.45%     -23.46%
1   AllianceBernstein International Value Portfolio -
      Class A                                             379,508   9.78    3,710,767    0.00%     1.40%      -2.22%
2   AllianceBernstein International Value Portfolio -
      Class A                                              13,018   9.77      127,249    0.00%     1.45%      -2.25%
1   AllianceBernstein Money Market Portfolio - Class A  6,153,628  12.96   79,733,336    3.38%     1.40%       2.11%
2   AllianceBernstein Money Market Portfolio - Class A    119,747  12.93    1,548,151    3.87%     1.45%       2.04%
4   AllianceBernstein Money Market Portfolio - Class B  3,525,517  12.88   45,399,463    2.47%     1.40%       1.88%
5   AllianceBernstein Money Market Portfolio - Class B     62,016  12.85      796,835    3.24%     1.45%       1.81%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                          12,039,087  29.70  357,501,371    0.00%     1.40%     -18.38%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                             512,622  29.63   15,188,700    0.00%     1.45%     -18.40%
3   AllianceBernstein Premier Growth Portfolio -
      Class A                                              91,161  13.39    1,221,060    0.00%     1.40%     -18.38%
4   AllianceBernstein Premier Growth Portfolio -
      Class B                                           3,127,395  29.57   92,485,049    0.00%     1.40%     -18.56%
5   AllianceBernstein Premier Growth Portfolio -
      Class B                                             121,580  29.51    3,587,496    0.00%     1.45%     -18.60%
1   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               1,720,052  12.40   21,332,597    3.10%     1.40%       9.27%

                                   VA I - 60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Sub-accounts                                           Units (a) Value   Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ------------ ---------- --------- ----------
2001 - Continued
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                105,314 $12.37 $  1,303,245    2.57%     1.45%       9.22%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                          5,108,790  10.72   54,752,873    0.00%     1.40%     -13.99%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            215,396  10.69    2,303,378    0.00%     1.45%     -14.04%
3   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                             62,518  10.42      651,192    0.00%     1.40%     -13.99%
1   AllianceBernstein Small Cap Value Portfolio -
      Class A                                          1,544,796  11.08   17,109,741    0.00%     1.40%      10.76%
2   AllianceBernstein Small Cap Value Portfolio -
      Class A                                             27,532  11.07      304,836    0.00%     1.45%      10.72%
1   AllianceBernstein Technology Portfolio - Class A   8,757,045  18.26  159,877,968    0.00%     1.40%     -26.29%
2   AllianceBernstein Technology Portfolio - Class A     428,061  18.22    7,797,853    0.00%     1.45%     -26.31%
3   AllianceBernstein Technology Portfolio - Class A     154,500  17.67    2,729,686    0.00%     1.40%     -26.29%
4   AllianceBernstein Technology Portfolio - Class B   2,196,651  18.18   39,936,063    0.00%     1.40%     -26.51%
5   AllianceBernstein Technology Portfolio - Class B     127,344  18.14    2,310,058    0.00%     1.45%     -26.53%
1   AllianceBernstein Total Return Portfolio - Class A 6,996,722  21.66  151,521,619    1.63%     1.40%       0.82%
2   AllianceBernstein Total Return Portfolio - Class A   176,712  21.61    3,818,432    1.42%     1.45%       0.78%
3   AllianceBernstein Total Return Portfolio - Class A   104,738  10.83    1,134,438    3.40%     1.40%       0.85%
1   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                   6,393,452  14.35   91,762,502    4.04%     1.40%       6.39%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                     125,819  14.32    1,801,839    3.72%     1.45%       6.32%
4   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                     213,701  14.26    3,047,165    4.14%     1.40%       6.09%
5   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class B                       8,794  14.23      125,117    3.20%     1.45%       6.02%
1   AllianceBernstein Utility Income Portfolio -
      Class A                                          2,898,269  18.83   54,569,784    3.84%     1.40%     -23.59%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                             97,061  18.79    1,823,466    3.93%     1.45%     -23.63%
4   AllianceBernstein Value Portfolio - Class B        2,388,655   9.98   23,829,454    0.00%     1.40%      -0.24%
5   AllianceBernstein Value Portfolio - Class B           53,532   9.97      533,864    0.00%     1.45%      -0.27%
1   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                              2,075,860  14.86   30,850,133    0.21%     1.40%     -18.43%
2   AllianceBernstein Worldwide Privatization
      Portfolio - Class A                                 89,564  14.83    1,328,095    0.20%     1.45%     -18.48%
7   Delaware VIP Balanced Series - Standard class         11,664  18.70      218,129    1.15%     1.40%      -8.95%
7   Delaware VIP Balanced Series - Standard class         72,289  28.24    2,041,132    2.40%     1.25%      -8.81%
7   Delaware VIP Capital Reserves Series - Standard
      class                                               22,694  19.99      453,759    5.59%     1.25%       6.91%
7   Delaware VIP Capital Reserves Series - Standard
      class                                                8,328  15.02      124,943    2.81%     1.40%       6.75%
7   Delaware VIP Cash Reserves Series - Standard class    51,146  16.45      841,147    2.04%     1.25%       2.59%
7   Delaware VIP Cash Reserves Series - Standard class       139  13.39        1,864    7.51%     1.40%       2.43%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                       7,369  24.16      178,045    0.00%     1.40%     -16.96%
7   Delaware VIP Growth Opportunities Series -
      Standard class                                      44,502  27.06    1,204,098    0.00%     1.25%     -16.84%
7   Delaware VIP High Yield Series - Standard class        4,911  11.90       58,450    3.85%     1.40%      -5.44%
7   Delaware VIP High Yield Series - Standard class       33,651  16.82      566,072    9.05%     1.25%      -5.30%
7   Delaware VIP Value Series - Standard class             7,180  27.01      193,931    0.10%     1.40%      -5.20%
7   Delaware VIP Value Series - Standard class           219,986  31.88    7,012,989    0.19%     1.25%      -5.09%
2   Dreyfus Stock Index Fund, Inc. - Initial shares        1,658  17.88       29,652    1.19%     1.45%     -13.44%
3   Dreyfus Stock Index Fund, Inc. - Initial shares      818,316  17.92   14,666,237    1.06%     1.40%     -13.42%
2   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                       1,042  11.07       11,530    0.07%     1.45%      -2.93%
3   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                     178,062  11.09    1,974,710    0.06%     1.40%      -2.89%
2   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                                1,046  14.70       15,384    0.00%     1.45%      -5.46%
3   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              863,618  14.73   12,723,960    3.97%     1.40%      -5.43%
2   Fidelity VIP Contrafund Portfolio - Initial Class        125  12.68        1,590    0.77%     1.45%     -13.50%
3   Fidelity VIP Contrafund Portfolio - Initial Class    369,807  12.71    4,699,257    0.80%     1.40%     -13.50%
2   Fidelity VIP Growth Portfolio - Initial Class             79  17.64        1,395    0.07%     1.45%     -18.84%
3   Fidelity VIP Growth Portfolio - Initial Class        749,470  17.67   13,246,181    0.08%     1.40%     -18.81%

                                   VA I - 61

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                 Unit                 Income    Expense    Total
Sub-accounts                                           Units (a) Value  Net Assets  Ratio (b)  Ratio (c) Return (d)
----------------------------------------------------   --------- ------ ----------- ---------- --------- ----------
2001 - Continued
2   Fidelity VIP High Income Portfolio - Initial Class     1,171 $ 8.45 $     9,893   13.06%     1.45%     -12.98%
3   Fidelity VIP High Income Portfolio - Initial Class   289,878   8.47   2,454,659   21.70%     1.40%     -12.97%
3   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      372,421  13.85   5,159,382    7.32%     1.40%       6.98%
2   Fidelity VIP Money Market Portfolio - Initial
      Class                                                2,483  12.40      30,797    9.23%     1.45%       2.67%
3   Fidelity VIP Money Market Portfolio - Initial
      Class                                              985,367  12.43  12,247,550    4.09%     1.40%       2.72%
3   Fidelity VIP Overseas Portfolio - Initial Class       57,865  11.49     664,582    5.19%     1.40%     -22.29%
1   Mercury HW International VIP Portfolio               176,533   9.50   1,677,652    3.03%     1.40%     -14.15%
2   Mercury HW International VIP Portfolio                10,911   9.49     103,553    3.93%     1.45%     -14.19%
1   Merrill Lynch American Balanced V.I. Fund - Class
      I                                                    1,180   9.68      11,415    2.58%     1.40%      -3.23%
1   Merrill Lynch Basic Value V.I. Fund - Class I        592,994  14.52   8,612,954    0.95%     1.40%       2.79%
2   Merrill Lynch Basic Value V.I. Fund - Class I         65,327  14.49     946,875    0.96%     1.45%       2.72%
1   Merrill Lynch Core Bond V.I. Fund - Class I           50,951  11.73     597,594    5.59%     1.40%       5.19%
2   Merrill Lynch Core Bond V.I. Fund - Class I            3,315  11.70      38,801    6.03%     1.45%       5.16%
1   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                      14,689   7.84     115,088    0.90%     1.40%       0.07%
2   Merrill Lynch Developing Capital Markets V.I.
      Fund - Class I                                       4,489   7.82      35,096    0.93%     1.45%      -0.01%
1   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                            118,201  11.55   1,365,627    3.62%     1.40%       2.42%
2   Merrill Lynch Domestic Money Market V.I. Fund -
      Class I                                              5,157  11.53      59,456    4.08%     1.45%       2.39%
1   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   76,766  10.28     789,286    1.35%     1.40%     -10.12%
2   Merrill Lynch Global Allocation V.I. Fund - Class
      I                                                   12,251  10.26     125,696    1.36%     1.45%     -10.15%
1   Merrill Lynch Global Growth V.I. Fund - Class I      101,771   8.26     840,754    0.90%     1.40%     -24.14%
2   Merrill Lynch Global Growth V.I. Fund - Class I        2,263   8.25      18,674    1.31%     1.45%     -24.17%
1   Merrill Lynch High Current Income V.I. Fund -
      Class I                                             70,160   9.28     651,309   10.61%     1.40%       2.58%
2   Merrill Lynch High Current Income V.I. Fund -
      Class I                                                193   9.26       1,788   14.33%     1.45%       2.48%
1   Merrill Lynch Large Cap Core V.I. Fund - Class I     126,262  12.15   1,534,402    0.78%     1.40%      -8.70%
2   Merrill Lynch Large Cap Core V.I. Fund - Class I       3,160  12.13      38,318    0.48%     1.45%      -8.75%
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I    80,147   8.88     711,649    0.02%     1.40%     -10.58%
1   Merrill Lynch Natural Resources Fund                   2,843  11.36      32,284    0.17%     1.40%     -12.24%
2   Merrill Lynch Natural Resources Fund                     576  11.33       6,533    0.19%     1.45%     -12.28%
1   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                 69,972  12.47     872,249    3.30%     1.40%     -15.20%
2   Merrill Lynch Utilities and Telecommunications
      V.I. Fund - Class I                                  1,947  12.44      24,218    3.97%     1.45%     -15.26%
1   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                            120,804  16.73   2,021,508    0.23%     1.40%      28.03%
2   Merrill Lynch Value Opportunities V.I. Fund -
      Class I                                             29,630  16.70     494,786    0.23%     1.45%      27.96%
1   UBS U.S. Allocation Portfolio                      1,947,305  14.58  28,390,697    2.40%     1.40%     -13.63%
2   UBS U.S. Allocation Portfolio                        248,176  14.56   3,612,233    2.32%     1.45%     -13.67%
1   UIF Core Plus Fixed Income Portfolio - Class I         4,354   9.90      43,086    3.98%     0.75%     -19.46%
1   UIF Equity Growth Portfolio - Class I                  4,520  10.49      47,435    0.00%     0.75%       4.90%
1   UIF Technology Portfolio - Class I                     1,993  11.19      22,301    0.00%     0.75%     -30.99%
1   UIF Value Portfolio - Class I                            497  10.74       5,332    0.43%     0.75%     -36.37%
3   Van Eck Worldwide Emerging Markets Fund               69,215   6.61     457,167    0.00%     1.40%      -3.15%
3   Van Eck Worldwide Hard Assets Fund                    26,544   7.77     206,322    1.19%     1.40%     -11.67%

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6  Vanguard SPIA product.
7  Variable Annuity product.

                                   VA I - 62

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

Footnotes - Continued

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes.

2004

..   Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio
    changed its name to UBS U.S. Allocation Portfolio.
..   Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
..   Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I
    changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
..   Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.
..   Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio
    changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

..   Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
..   Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A
    and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
..   Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class
    A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
..   Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and
    AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.

                                   VA I - 63

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

[LOGO]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

April 24, 2006

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                                     December 31, December 31,
                                                         2005         2004
                                                     ------------ ------------
Assets
Investments:
   Fixed maturities available for sale, at fair
     value.......................................... $ 8,826,072  $ 9,879,583
   (cost: 2005 - $8,410,382; 2004 - $9,207,004)
   Equity securities available for sale, at fair
     value..........................................      27,434        7,782
   (cost: 2005 - $24,094; 2004 - $5,297)
   Mortgage loans on real estate....................     514,343      494,343
   Policy loans.....................................     201,568      254,448
   Other long-term investments......................      36,984       62,642
   Derivative assets, at fair value.................      35,561       52,886
   Security lending collateral......................   1,666,201    1,307,339
   Short-term investments...........................      31,463       40,666
                                                     -----------  -----------
   Total investments................................  11,339,626   12,099,689

Cash................................................       9,556       12,262
Investment income due and accrued...................     123,194      142,437
Reinsurance assets..................................     136,369      118,973
Deferred policy acquisition costs...................     244,233      253,774
Premium and insurance balances receivable...........      34,626       53,744
Amounts due from related parties....................       4,431       13,159
Other assets........................................       6,112        6,030
Assets held in separate accounts....................   3,123,472    3,218,345
                                                     -----------  -----------
   Total assets..................................... $15,021,619  $15,918,413
                                                     ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
Liabilities
   Policyholders' contract deposits.................. $ 6,170,747  $ 7,016,323
   Future policy benefits for life and accident and
     health insurance contracts......................   2,393,263    2,388,991
   Reserve for unearned premiums.....................      28,401       22,371
   Policy and contract claims........................     135,671       99,492
   Amounts due to related parties....................      71,897       58,686
   Income taxes payable..............................     145,849      234,735
   Derivative liabilities, at fair value.............      10,429       40,494
   Other liabilities.................................      22,709       65,843
   Liabilities related to separate accounts..........   3,123,472    3,218,345
   Security lending payable..........................   1,666,201    1,307,339
                                                      -----------  -----------
       Total liabilities.............................  13,768,639   14,452,619
                                                      -----------  -----------
Shareholders' equity
Series A preferred stock, $100,000 par value;
   1,000 and 2,500 shares authorized, issued and
     outstanding, respectively.......................     100,000      250,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding......       4,884        4,884
   Additional paid-in capital........................     302,283      302,283
   Accumulated other comprehensive income............     253,676      388,716
   Retained earnings.................................     592,137      519,911
                                                      -----------  -----------
       Total shareholders' equity....................   1,252,980    1,465,794
                                                      -----------  -----------
Total liabilities and shareholders' equity........... $15,021,619  $15,918,413
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)

                                                   Years ended December 31,
                                               --------------------------------
                                                  2005        2004       2003
                                               ----------  ----------  --------
Revenues:
   Premiums and other considerations.......... $  295,021  $  306,411  $227,243
   Net investment income......................    730,341     692,324   706,452
   Realized capital gains (losses)............     (9,270)     22,430    45,930
                                               ----------  ----------  --------
       Total revenues.........................  1,016,092   1,021,165   979,625
                                               ----------  ----------  --------
Benefits and expenses:
   Death and other benefits...................    344,545     374,137   317,856
   Increase in future policy benefits.........     75,113      38,964     2,883
   Interest credited on policyholder contract
     deposits.................................    278,748     306,867   351,518
   Insurance acquisition and other operating
     expenses.................................    117,373     126,492   153,321
                                               ----------  ----------  --------
   Total benefits and expenses................    815,779     846,460   825,578
                                               ----------  ----------  --------
Income before income taxes....................    200,313     174,705   154,047
                                               ----------  ----------  --------
Income taxes:
   Current....................................     83,956      67,265    29,307
   Deferred...................................    (16,937)     (7,354)   23,447
                                               ----------  ----------  --------
   Total income tax expense...................     67,019      59,911    52,754
                                               ----------  ----------  --------
Net income before cumulative effect of
  accounting change...........................    133,294     114,794   101,293
Cumulative effect of accounting change, Net
  of tax......................................         --      (6,911)       --
                                               ----------  ----------  --------
Net income.................................... $  133,294  $  107,883  $101,293
                                               ==========  ==========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                  Years ended December 31,
                                             ----------------------------------
                                                2005        2004        2003
                                             ----------  ----------  ----------
Preferred Stock
Balance at beginning and end of year........ $  250,000  $  250,000  $  250,000
Shares redeemed.............................   (150,000)         --          --
                                             ----------  ----------  ----------
Balance at end of year......................    100,000     250,000     250,000
                                             ----------  ----------  ----------
Common stock
Balance at beginning and end of year........      4,884       4,884       4,884
                                             ----------  ----------  ----------
Additional paid-in capital
Balance at beginning of year................    302,283     302,283     212,283
Capital contribution from parent............         --          --      90,000
                                             ----------  ----------  ----------
Balance at end of year......................    302,283     302,283     302,283
                                             ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year, as reported...    388,716     349,823     180,035
Other comprehensive income..................   (135,040)     38,893     169,788
                                             ----------  ----------  ----------
Balance at end of year......................    253,676     388,716     349,823
                                             ----------  ----------  ----------
Retained earnings
Balance at beginning of year................    519,911     423,753     334,060
Net income..................................    133,294     107,883     101,293
Dividends to shareholders...................    (61,068)    (11,725)    (11,600)
                                             ----------  ----------  ----------
Balance at end of year......................    592,137     519,911     423,753
                                             ----------  ----------  ----------
   Total shareholders' equity............... $1,252,980  $1,465,794  $1,330,743
                                             ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                           Years ended December 31,
                                                    -------------------------------------
                                                        2005         2004         2003
                                                    -----------  -----------  -----------
Cash flows from operating activities:
   Net income...................................... $   133,294  $   107,883  $   101,293
Adjustments to reconcile net income to net cash
  provided by operating activities:
   Change in insurance reserves....................      46,482       50,916       20,218
   Change in accounting principles.................          --        6,911           --
   Change in premiums and insurance balances
     receivable and payable - net..................      36,228        5,976      (11,905)
   Change in reinsurance assets....................     (17,400)       4,530      (44,575)
   Change in deferred policy acquisition costs.....      56,583       63,458       37,272
   Change in other policyholders' contracts........     237,287     (107,347)     (51,489)
   Interest credited to policyholder contracts.....     278,748      306,867      351,518
   Change in investment income due and accrued.....      19,243        5,031       10,328
   Realized capital (gains) losses.................       9,270      (22,430)     (45,930)
   Change in income taxes - net....................     (14,934)         (83)      26,480
   Change in reserves for commissions, expenses
     and taxes.....................................      (4,820)       2,002        9,163
   Amortization of premiums and discounts on
     securities....................................     (12,977)     (33,678)      (8,669)
   Change in other assets and liabilities - net....     (33,564)      23,593      (46,146)
                                                    -----------  -----------  -----------
Net cash provided by operating activities..........     733,440      413,629      347,558
Cash flows from investing activities:
   Sale of fixed maturities........................   4,741,528    3,106,933    4,188,555
   Redemptions and maturities of fixed maturities..     864,169      716,121      493,880
   Sale of equity securities.......................      38,079        1,409       33,802
   Purchase of fixed maturities....................  (4,792,066)  (3,809,615)  (4,551,183)
   Purchase of equity securities...................     (59,147)      (3,153)      (4,763)
   Purchase of real estate.........................      (2,925)      (1,319)      (4,231)
   Mortgage loans funded...........................    (121,088)     (72,181)    (142,539)
   Repayments of mortgage loans....................      92,172       48,547       32,694
   Change in policy loans..........................      52,880        7,460       84,946
   Change in short-term investments................       9,203      (20,260)      24,382
   Sales or distributions of other invested assets.      93,083       24,229       19,027
   Investments in other invested assets............      (1,497)       1,871       (1,699)
   Change in security lending collateral...........    (358,862)     252,104    1,187,716
   Other - net.....................................     (77,858)       6,330       (3,895)
                                                    -----------  -----------  -----------
Net cash provided by investing activities..........     477,671      258,476    1,356,692
Cash flows from financing activities:
   Deposits on policyholder contracts..............     123,760      149,355      185,933
   Withdrawals on policyholder contracts...........  (1,485,371)    (635,369)    (749,867)
   Capital contribution from parent................          --       90,000       59,000
   Redemption of preferred stock...................    (150,000)          --           --
   Dividends to shareholders.......................     (61,068)     (11,725)     (11,600)
   Change in security lending payable..............     358,862     (252,104)  (1,187,716)
                                                    -----------  -----------  -----------
Net cash used in financing activities..............  (1,213,817)    (659,843)  (1,704,250)
                                                    -----------  -----------  -----------
Change in cash.....................................      (2,706)      12,262           --
Cash at beginning of period........................      12,262           --           --
                                                    -----------  -----------  -----------
Cash at end of year................................       9,556       12,262           --
                                                    ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2005      2004      2003
                                                 ---------  --------  --------
Comprehensive income
Net income...................................... $ 133,294  $107,883  $101,293
Other comprehensive income
Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications.............................  (208,992)   61,570   259,485
Deferred income tax benefit (expense) on above
  changes.......................................    73,952   (22,677)  (89,697)
                                                 ---------  --------  --------
Other comprehensive income......................  (135,040)   38,893   169,788
                                                 ---------  --------  --------
Comprehensive income (loss)..................... $  (1,746) $146,776  $271,081
                                                 =========  ========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is part of the Domestic Life Segment (the "Domestic Life") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

    (a)Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       We have reclassified certain amounts in our 2004 and 2003 financial statements to conform to the 2005 presentation. The reclassifications included the presentation of collateral received with respect to the company's securities lending program separately on the balance sheet as "Securities Lending Collateral" and a corresponding "Securities Lending Payable". In addition, changes in "Securities Lending Collateral" and "Securities Lending Payable" have been separately classified as Investing Activities and Financing Activities, respectively, in the Statement of Cash Flows. None of these reclassifications had an effect on earnings, shareholder's equity or cash flows.

    (b)Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2005. Statutory net income and capital and surplus of the Company are as follows:

                                                         2005     2004
                                                       -------- --------
                                                        (in thousands)
       Statutory net income........................... $151,166 $131,585
       Statutory capital and surplus.................. $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    (c)Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    (d)Investments:

       (i)Fixed Maturity and Equity Securities

          Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

          Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

          Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

          The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

          In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

          Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

      (ii)Mortgage Loans

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2005 and 2004.

          Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

     (iii)Policy Loans

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

      (iv)Other Long-Term Investments

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value and the change in net asset value is recorded in net investment income.

       (v)Securities Lending Collateral and Securities Lending Payable

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

      (vi)Dollar Roll Agreements

          Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities.

    (e)Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability, the carrying amounts of DAC on at least an annual basis.

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

    (f)Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    (g)Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

    (h)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (i)Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    (j)Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in increase in future policy benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in future policy benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    (k)Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (l)Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

       Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

    (m)Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

       The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

       The following VIE activities are not consolidated by the Company under FIN46R:

       i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

       ii.The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

      iii.The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

       In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests.

       An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

       In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $6.9 million after taxes, to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

       The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

       In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

       In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein.

       In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's financial condition or results of operations.

       At the March 2004 meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

       On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

       On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

       At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

       On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155") an amendment to SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

3. Investment Information

    (a)Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Fixed maturities................................ $623,193  $629,928  $648,416
Equity securities...............................      662        13     1,446
Mortgage loans..................................   33,524    33,470    31,785
Policy loans....................................   16,485    18,285    24,367
Cash and short-term investments.................    3,368       673       520
Other long-term investments.....................   58,278    16,349     7,957
                                                 --------  --------  --------
   Total investment income......................  735,510   698,718   714,491
Investment expenses.............................   (5,169)   (6,394)   (8,039)
                                                 --------  --------  --------
   Net investment income........................ $730,341  $692,324  $706,452
                                                 ========  ========  ========

    (b)Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2005, 2004 and 2003 are summarized below (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                    2005      2004     2003
                                                 ---------  -------  --------
Realized gains (losses) on investments:
Fixed maturities................................ $   4,705  $(2,703) $ 27,352
Equity securities...............................    (1,960)     422     1,804
Mortgage loans..................................        --       --      (448)
Derivatives.....................................   (10,637)  33,517    21,713
Other long-term investments.....................    (1,378)  (8,806)   (4,491)
                                                 ---------  -------  --------
Realized gains (losses)......................... $  (9,270) $22,430  $ 45,930
                                                 =========  =======  ========
Change in net unrealized appreciation
  (depreciation) of investments:
Fixed maturities................................ $(256,889) $49,069  $302,768
Equity securities...............................       855    1,775    (1,587)
Deferred policy acquisition costs...............    47,042   10,726   (41,696)
                                                 ---------  -------  --------
Change in net unrealized appreciation
  (depreciation) of investments................. $(208,992) $61,570  $259,485
                                                 =========  =======  ========

   During 2005, 2004 and 2003, gross gains of $67,166,000, $59,556,000 and
   $123,572,000, respectively, and gross losses of $62,461,000, $62,259,000 and
   $96,220,000, respectively, were realized on dispositions of fixed maturity investments. The 2005, 2004 and 2003 losses include writedowns of $15,289,000, $13,357,000 and $48,860,000, respectively, for certain securities available for sale, which experienced a decline in value deemed other than temporary.

   During 2005, 2004 and 2003, gross gains of $1,947,000, $422,000 and
   $1,873,000, respectively, and gross losses of $3,907,000, $0 and $69,000, respectively, were realized on dispositions of equity securities.

   The following table summarizes the gross unrealized losses and fair value on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 (in thousands).

                            12 months or less   Greater than 12 months         Total
                          --------------------- ---------------------- ---------------------
                            Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
December 31, 2005           Value      Losses    Value       Losses      Value      Losses
-----------------         ---------- ----------  --------  ----------  ---------- ----------
Fixed maturities......... $2,052,643  $51,137   $226,534    $20,223    $2,279,177  $71,360
Equity Securities........     19,464      878         --         --        19,464      878
                          ----------  -------    --------   -------    ----------  -------
Total.................... $2,072,107  $52,015   $226,534    $20,223    $2,298,641  $72,238
                          ==========  =======    ========   =======    ==========  =======

   As of December 31, 2005, the Company held 470 and 5 of individual bond and stock investments that were in an unrealized loss position, of which 42 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

    (c)Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2005 and 2004 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2005                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments.............    112,360    12,144       911      123,593
   States, municipalities and
     political subdivisions........     18,533       391       223       18,701
   Mortgage-backed securities......  1,323,126    23,343    20,259    1,326,210
   All other corporate.............  6,902,318   440,359    49,231    7,293,446
                                    ----------  --------   -------   ----------
Total fixed maturities............. $8,410,382  $487,049   $71,359   $8,826,072
                                    ==========  ========   =======   ==========
Equity securities.................. $   24,094  $  4,218   $   878   $   27,434
                                    ==========  ========   =======   ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2004                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   66,124  $ 12,039   $   238   $   77,925
   Foreign Governments.............    102,437     7,976        38      110,375
   States, municipalities and
     political subdivisions........     36,141     4,348       200       40,289
   Mortgage-backed securities......  1,115,677    54,862     3,525    1,167,014
   All other corporate.............  7,886,625   635,758    38,403    8,483,980
                                    ----------  --------   -------   ----------
Total fixed maturities............. $9,207,004  $714,983   $42,404   $9,879,583
                                    ==========  ========   =======   ==========
Equity securities.................. $    5,297  $  2,925   $   440   $    7,782
                                    ==========  ========   =======   ==========

   The amortized cost and fair value of fixed maturities, available for sale at December 31, 2005, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Fair
                                                          Cost       Value
                                                        ---------- ----------
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less............................. $  294,260 $  295,706
   Due after one year through five years...............  1,061,989  1,096,663
   Due after five years through ten years..............  2,165,755  2,230,215
   Due after ten years.................................  3,565,252  3,877,278
Mortgage-backed securities.............................  1,323,126  1,326,210
                                                        ---------- ----------
   Total fixed maturity securities..................... $8,410,382 $8,826,072
                                                        ========== ==========

    (d)Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                 2005       2004       2003
                                              ---------  ---------  ---------
Gross unrealized gains....................... $ 491,267  $ 717,908  $ 693,695
Gross unrealized losses......................   (72,237)   (42,844)   (69,475)
Deferred policy acquisition costs............   (25,633)   (72,675)   (83,402)
Deferred income tax expense..................  (139,721)  (213,673)  (190,995)
                                              ---------  ---------  ---------
Net unrealized gains on securities........... $ 253,676  $ 388,716  $ 349,823
                                              =========  =========  =========

    (e)Fixed Maturities Below Investment Grade: At December 31, 2005 and 2004, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $642,779,000 and $605,708,000, respectively, and an aggregate market value of $669,847,000 and $643,178,000, respectively.

    (f)Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

    (g)Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2005.

    (h)Statutory Deposits: Securities with a carrying value of $3,390,000 and $3,395,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004, respectively.

    (i)Mortgage Loans: At December 31, 2005, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 43% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 16% in the West region and 7% in the Mid-Atlantic region, 14% in the Southeast, 13% in the Mid-west, and 4% in the Northwest region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 45% for office, 15% for residential, 11% for hotels, 10% for industrial, 12% for retail and 7% for other.

4. Deferred Policy Acquisition Costs

   The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Balance at beginning of year.................... $253,774  $307,175  $386,258
Acquisition costs deferred......................    8,961    10,254    53,661
Amortization charged to income..................  (65,544)  (74,381)  (91,048)
Effect of net unrealized gains(losses)..........   47,042    10,726   (41,696)
                                                 --------  --------  --------
Balance at end of year.......................... $244,233  $253,774  $307,175
                                                 ========  ========  ========

5. Policyholder Contract Deposits and Future Policy Benefits

    (a)The analysis of the future policy benefits and policyholder contract deposits at December 31, 2005 and 2004 follows (in thousands):

                                                            2005       2004
                                                         ---------- ----------
Policyholder contract deposits:
Annuities............................................... $3,406,323 $3,698,107
Universal life..........................................    474,715    445,538
Guaranteed investment contracts ("GICs")................    628,065  1,247,678
Corporate-owned life insurance..........................  1,629,800  1,593,169
Other contract deposits.................................     31,844     31,831
                                                         ---------- ----------
                                                         $6,170,747 $7,016,323
                                                         ========== ==========

                                                            2005       2004
                                                         ---------- ----------
Future policy benefits:
Ordinary life........................................... $   49,917 $   71,398
Group life..............................................     17,090     19,234
Life contingent annuities...............................  1,184,716  1,049,910
Terminal funding........................................  1,021,846  1,133,143
Accident and health.....................................    119,694    115,306
                                                         ---------- ----------
                                                         $2,393,263 $2,388,991
                                                         ========== ==========

    (b)The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.2 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

      (ii)Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 7.8 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2005 was 5.4 percent.

      (iv)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.7 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

    (c)The liability for future policy benefits has been established based upon the following assumptions:

       (i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.5 percent and grade to not less than 1.8 percent.

      (ii)Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          4.2 percent.

6. Reserves For Guaranteed Benefits:

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2005 and 2004 were as follows:

                                                   Return of Net Deposits Plus a
                                                         Minimum Return
                                                   ----------------------------
                                                      (dollars in millions)
                                                   ----------------------------
                                                       2005           2004
                                                   ------------   ------------
Account value..................................... $      2,040   $      1,886
Net amount at risk (a)............................           88            102
Average attained age of contract holders..........           65             68
Range of GMDB increase rates (b)..................  0.00%-10.00%   0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Reinsured with top rated companies

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                        Years ended December 31
                                                         (in thousands)
                                                        ----------------------
                                                          2005        2004
                                                         -------     -------
Balance at January 1 (c)............................... $   352     $   733
Guaranteed benefits incurred...........................   5,427       1,930
Guaranteed benefits paid...............................  (5,379)     (2,311)
                                                         -------     -------
Balance at December 31................................. $   400     $   352
                                                         =======     =======

(c) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 87.5% of the 1983a table.

  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

  .   The discount rate was 8%.

7. Income Taxes

    (a)Income tax liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        -----------------------
                                                           2005         2004
                                                         ---------   ---------
Current tax receivables................................ $   5,406    $   6,779
Deferred tax liabilities...............................  (151,255)    (241,514)
                                                         ---------   ---------
   Income taxes payable................................ $(145,849)   $(234,735)
                                                         =========   =========

   The components of deferred tax assets and liabilities were as follows (in thousands):

                                                       Years ended December 31,
                                                       -----------------------
                                                          2005         2004
                                                        ---------   ---------
       Deferred tax assets applicable to:
       Policy reserves................................ $  26,915    $  36,595
       Basis differential of investments..............    42,374       17,141
       Other..........................................     6,721        5,991
                                                        ---------   ---------
       Total deferred tax assets......................    76,010       59,727
                                                        ---------   ---------
Deferred tax liabilities applicable to:
       Deferred policy acquisition costs..............    85,482       88,821
       Net unrealized appreciation on debt and
         equity securities available for sale.........   139,779      210,170
       Other..........................................     2,004        2,250
                                                        ---------   ---------
   Total deferred tax liabilities.....................   227,265      301,241
                                                        ---------   ---------
Net deferred tax liabilities.......................... $(151,255)   $(241,514)
                                                        ---------   ---------

    (b)Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

    (c)The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                      Years ended December 31,
                                                     -------------------------
                                                       2005     2004     2003
                                                     -------  -------  -------
Income tax expense at statutory percentage of GAAP
  pretax income (loss).............................. $70,110  $61,147  $53,916
State income tax....................................     385      315       78
Dividends received deduction........................  (1,785)      --       --
Prior year true-up..................................  (1,722)  (1,540)    (759)
Other...............................................      31      (11)    (481)
                                                     -------  -------  -------
Income tax expense.................................. $67,019  $59,911  $52,754
                                                     =======  =======  =======

    (d)The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

   The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.4 million and $27.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2005 and 2004, respectively.

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

   Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

   The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

   The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses). Swap agreements generally have terms of two to ten years.

   Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                 2005    2004
                                                                ------  ------
Liability swaps
   Interest rate swap agreements to receive floating rate:
       Notional amount......................................... $506.9  $606.9
       Fair Value..............................................   (5.2)  (27.6)
   Currency swap agreements (receive Koruna dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 52.4  $ 52.4
       Fair Value..............................................   16.3    23.8
   Currency swap agreements (receive Euro dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 51.1  $ 51.1
       Fair Value..............................................   19.3    29.1


Asset Swaps:
   Currency swap agreements (receive U.S. dollars/pay Euro
     dollars):.................................................
       Notional amount (in U.S. dollars)....................... $ 15.8  $ 15.8
       Fair Value..............................................   (2.3)   (5.0)
   Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)....................... $ 40.0  $ 40.0
       Fair Value..............................................    (.8)   (4.8)
   Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)....................... $  7.3  $  7.3
       Fair Value..............................................   (1.9)   (1.3)
   Currency swap agreements (receive U.S. dollars/pay
     Australian dollars:
       Notional amount (in U.S. dollars)....................... $ 35.0  $ 30.0
       Fair Value..............................................    (.2)   (1.8)

(c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

10. Fair Value of Financial Instruments

    (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                                      Carrying
2005                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   41,019 $   41,019
Fixed maturities.........................................  8,826,072  8,826,072
Equity securities........................................     27,434     27,434
Mortgage and policy loans................................    728,502    715,911
Investment contracts.....................................  3,889,916  4,065,953
Other long-term investments..............................     36,984     36,984
Assets and liabilities related to separate accounts......  3,123,472  3,123,472
Derivative assets........................................     35,561     35,561
Derivative liabilities...................................     10,429     10,429

                                                                      Carrying
2004                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   52,928 $   52,928
Fixed maturities.........................................  9,879,583  9,879,583
Equity securities........................................      7,782      7,782
Mortgage and policy loans................................    759,014    748,791
Investment contracts.....................................  4,972,727  4,945,786
Other long-term investments..............................     62,642     62,642
Assets and liabilities related to separate accounts......  3,218,345  3,218,345
Derivative assets........................................     52,886     52,886
Derivative liabilities...................................     40,494     40,494

    (b)The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

       Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

       Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

       Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11. Shareholders' Equity:

    (a)The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 and 2,500 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005 and 2004 respectively. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On December 28, 2005, the Company redeemed 1,500 shares of preferred stock. The redemption of $150,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

    (b)The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2005 and 2004, the Company paid dividends of $61,068,750 and $11,725,000, respectively, to its shareholders.

12. Employee Benefits

    (c)Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

    (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

2005                                        Premiums and Other Considerations
----                               Life     ----------------------------------
                                 Insurance           Accident
                                 in Force    Life   and Health Annuity  Total
                                 ---------- ------- ---------- ------- -------
Direct.......................... 36,797,482 169,270  324,970   116,108 610,348

   Assumed - Nonaffiliated......         --      --       --        --      --
   Assumed - Affiliated.........      5,111      --       --        --      --
                                 ---------- -------  -------   ------- -------
Total Assumed...................      5,111      --       --        --      --


   Ceded - Nonaffiliated........ 10,107,158  38,110    2,622     5,098  45,830
   Ceded - Affiliated...........  3,689,646      47  269,450        -- 269,497
                                 ---------- -------  -------   ------- -------
Total Ceded..................... 13,796,804  38,157  272,072     5,098 315,327
                                 ---------- -------  -------   ------- -------
Net............................. 23,005,789 131,113   52,898   111,010 295,021
                                 ========== =======  =======   ======= =======

2004                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 36,527,437 163,299   365,337   140,710 669,346

   Assumed - Nonaffiliated....         --    (113)       --        --    (113)
   Assumed - Affiliated.......     10,949     (49)       --        --     (49)
                               ---------- -------   -------   ------- -------
Total Assumed.................     10,949    (162)       --        --    (162)


   Ceded - Nonaffiliated...... 10,581,608  31,117     8,899     5,705  45,721
   Ceded - Affiliated.........  3,828,489     764   316,288        -- 317,052
                               ---------- -------   -------   ------- -------
Total Ceded................... 14,410,097  31,881   325,187     5,705 362,773
                               ---------- -------   -------   ------- -------
Net........................... 22,128,289 131,256    40,150   135,005 306,411
                               ========== =======   =======   ======= =======

2003                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 41,971,038 152,345   341,266   62,945  556,556

   Assumed - Nonaffiliated....         --     113        --       --      113
   Assumed - Affiliated.......     18,593      (9)                --       (9)
                               ---------- -------   -------   ------  -------
Total Assumed.................     18,593     104                 --      104


   Ceded - Nonaffiliated...... 10,887,505  19,328    19,702    6,422   45,452
   Ceded - Affiliated.........  4,334,490     (12)  283,977       --  283,965
                               ---------- -------   -------   ------  -------
Total Ceded................... 15,221,995  19,316   303,679    6,422  329,417
                               ---------- -------   -------   ------  -------
Net........................... 26,767,636 133,133    37,587   56,523  227,243
                               ========== =======   =======   ======  =======

    (b)Reinsurance recoveries, which reduced death and other benefits, approximated $231,679,000 and $239,618,000, respectively, for each of the years ended December 31, 2005 and 2004.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

    (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2005 was $269,497,000 and $18,815,000 respectively. Premium income and commission ceded for 2004 amounted to $317,052,000 and $20,133,000, respectively. Premium income and commission ceded to affiliates amounted to $283,965,000 and $19,719,000, respectively, for the year ended December 31, 2003.

    (b)The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2005, 2004 and 2003, the Company was charged $30,578,000, $26,601,000 and $25,800,000, respectively, for expenses attributed to the Company but incurred by affiliates.

    (c)The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. National Union's statutory financial statements are contained in the Company's variable product registration statements filed with the SEC. Additionally, National Union files statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

       The Company expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

    (d)In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                                NAIC CODE: 19445

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..................................     2

Statements of Admitted Assets ...................................     3

Statements of Liabilities, Capital and Surplus ..................     4

Statements of Income and Changes in Capital and Surplus .........     5

Statements of Cash Flow .........................................     6

Notes to Statutory Basis Financial Statements ...................     7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow, for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP
New York, NY
April 27, 2006

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                                           2005          2004
                                                                                                         ------------  ------------
Cash and Invested Assets:
  Bonds, principally at amortized cost (NAIC market value: 2005 - $11,028,298; 2004 - $9,570,573)        $ 10,806,319  $  9,305,455
  Stocks:
     Common stocks, at NAIC market value (Cost: 2005 - $2,760,035; 2004 - $2,736,085)                       6,445,976     5,869,968
     Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $2,110,012; 2004 - $2,259,718)     2,110,150     2,259,870
  Other invested assets, primarily at equity (Cost: 2005 - $978,354; 2004 - $778,680)                       1,425,397     1,051,860
  Short-term investments, at amortized cost (approximates NAIC market value)                                  168,815       109,446
  Securities lending collateral                                                                                83,903        43,883
  Cash                                                                                                         50,752       115,855
  Receivable for securities                                                                                         -        20,336
                                                                                                         ------------  ------------
       TOTAL CASH AND INVESTED ASSETS                                                                    $ 21,091,312  $ 18,776,673
                                                                                                         ------------  ------------

Investment income due and accrued                                                                             193,851       132,033
Agents' balances or uncollected premiums:
  Premiums in course of collection                                                                            705,461       637,680
  Premiums and installments booked but deferred and not yet due                                             1,460,490     1,216,506
  Accrued retrospective premiums                                                                               29,300         8,146
Amounts billed and receivable from high deductible policies                                                   333,315       387,572
Reinsurance recoverable on loss payments                                                                      419,911       258,992
Funds held by or deposited with reinsurers                                                                     25,026       170,139
Deposit accounting assets                                                                                   1,410,584     1,729,756
Deposit accounting assets - funds held                                                                        457,042       448,279
Federal and foreign income taxes recoverable from parent                                                      763,168       630,958
Net deferred tax assets                                                                                       385,906       379,832
Receivable from parent, subsidiaries and affiliates                                                           826,889       571,351
Equities in underwriting pools and associations                                                               609,772       526,124
Other admitted assets                                                                                         133,600       356,466
                                                                                                         ------------  ------------
       TOTAL ADMITTED ASSETS                                                                             $ 28,845,627  $ 26,230,507
                                                                                                         ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

 AS OF DECEMBER 31,                                                      2005              2004
----------------------------------------------------------------     ------------      ------------
                                   Liabilities

Reserves for losses and loss adjustment expenses                     $ 11,786,300      $  9,811,368
Unearned premium reserves                                               4,291,224         4,142,837
Commissions, premium taxes, and other expenses payable                    278,031           289,329
Reinsurance payable on paid loss and loss adjustment expenses             153,630           273,785
Funds held by company under reinsurance treaties                          267,740           275,189
Provision for reinsurance                                                 201,761           334,696
Ceded reinsurance premiums payable, net of ceding commissions             429,327            66,516
Retroactive reinsurance reserves - assumed                                 34,720            11,270
Retroactive reinsurance reserves - ceded                                  (68,657)          (86,065)
Deposit accounting liabilities                                            513,961           691,335
Deposit accounting liabilities - funds held                             1,062,338         1,149,918
Securities lending payable                                                 83,903            43,883
Collateral deposit liability                                              533,851           484,435
Payable to parent, subsidiaries and affiliates                            886,989         1,190,865
Other liabilities                                                         270,346           174,325
                                                                     ------------      ------------
  TOTAL LIABILITIES                                                  $ 20,725,464      $ 18,853,686
                                                                     ------------      ------------

                               Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares
   authorized; 895,750 shares issued and outstanding                        4,479             4,479
Capital in excess of par value                                          2,694,092         2,494,262
Unassigned surplus                                                      5,349,702         4,791,970
Special surplus funds from retroactive reinsurance                         71,890            86,110
                                                                     ------------      ------------
  TOTAL CAPITAL AND SURPLUS                                             8,120,163         7,376,821
                                                                     ------------      ------------
 TOTAL LIABILITIES, CAPITAL, AND SURPLUS                             $ 28,845,627      $ 26,230,507
                                                                     ============      ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                 2005          2004
---------------------------------------------------------------------------  -----------   -----------

                              Statements of Income

Underwriting Income:
  Premiums earned                                                            $ 7,035,963   $ 6,592,662
                                                                             -----------   -----------

Underwriting Deductions:
  Losses incurred                                                              5,207,675     4,943,210
  Loss adjustment expenses incurred                                            1,138,284       755,384
  Other underwriting expenses incurred                                         1,401,165     1,369,229
                                                                             -----------   -----------
Total Underwriting Deductions                                                  7,747,124     7,067,823
                                                                             -----------   -----------
NET UNDERWRITING LOSS                                                           (711,161)     (475,161)
                                                                             -----------   -----------

Investment Income:
  Net investment income earned                                                   747,551       826,487
  Net realized capital gains (net of capital
   gains taxes: 2005 - $24,064; 2004 - $24,340)                                   44,691        45,202
                                                                             -----------   -----------
NET INVESTMENT GAIN                                                              792,242       871,689
                                                                             -----------   -----------

Net loss from agents' or premium balances charged-off                           (153,838)      (45,160)
Other gain                                                                        96,755        76,169
                                                                             -----------   -----------
NET INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES              23,998       427,537
Federal income tax expense (benefit)                                            (107,916)      101,147
                                                                             -----------   -----------
    NET INCOME                                                               $   131,914   $   326,390
                                                                             ===========   ===========

                         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year                        $ 7,376,821   $ 6,899,256
  Adjustment to beginning surplus                                               (205,585)     (545,684)
                                                                             -----------   -----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                          7,171,236     6,353,572
                                                                             -----------   -----------

Changes in capital and surplus:
  Net income                                                                     131,914       326,390
  Change in net unrealized capital gains [net of capital gains
   taxes: 2005 - $(18,068); 2004 - $43,543]                                      697,684       529,835
  Change in net deferred income taxes                                             46,237       298,938
  Change in non-admitted assets                                                  (88,388)      (91,499)
  Change in provision for reinsurance                                            132,935        42,397
  Paid in surplus                                                                199,830       143,782
  Cash dividends to stockholder                                                  (97,750)     (207,199)
  Other surplus adjustments                                                            -       (39,660)
  Foreign exchange translation                                                   (73,535)       20,265
                                                                             -----------   -----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                                         948,927     1,023,249
                                                                             -----------   -----------
 CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                     $ 8,120,163   $ 7,376,821
                                                                             ===========   ===========

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                      2005          2004
-----------------------------------------------------------      ------------  ------------
                              Cash From Operations

Premiums collected, net of reinsurance                           $  7,217,780  $  7,010,374
Net investment income                                                 720,255       831,974
Miscellaneous income (expense)                                        (57,062)       31,571
                                                                 ------------  ------------
  SUB-TOTAL                                                         7,880,973     7,873,919
                                                                 ------------  ------------
Benefit and loss related payments                                   3,931,978       (65,276)
Commission and other expense paid                                   2,113,308     1,864,377
Dividends paid to policyholders                                           927           634
Change in federal income taxes                                         47,537       675,868
                                                                 ------------  ------------
  NET CASH FROM OPERATIONS                                          1,787,223     5,398,316
                                                                 ------------  ------------

                              Cash From Investments

Proceeds from investments sold, matured, or repaid
  Bonds                                                             2,374,908     2,314,128
  Stocks                                                              677,784       550,433
  Other                                                             3,296,328     4,193,343
                                                                 ------------  ------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID          6,349,020     7,057,904
                                                                 ------------  ------------

Cost of Investments Acquired
  Bonds                                                             3,915,482     5,009,144
  Stocks                                                              521,240       459,758
  Other                                                             3,256,822     4,240,241
                                                                 ------------  ------------
  TOTAL COST OF INVESTMENTS ACQUIRED                                7,693,544     9,709,143
                                                                 ------------  ------------
  NET CASH (USED IN) INVESTING ACTIVITIES                          (1,344,524)   (2,651,240)
                                                                 ------------  ------------

                  Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                            -       143,782
Dividends to stockholder                                             (146,977)     (206,320)
Net deposit on deposit-type contracts and other insurance              45,455      (677,632)
Other                                                                (346,911)   (2,021,066)
                                                                 ------------  ------------
  NET CASH (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES          (448,433)   (2,761,236)
                                                                 ------------  ------------
  NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                        (5,734)      (14,160)
Cash and short-term Investments:
  Beginning of year                                                   225,301       239,461
                                                                 ------------  ------------
  END OF YEAR                                                    $    219,567  $    225,301
                                                                 ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      The National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

      The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania.

      The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York Regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted).

      A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Commonwealth of Pennsylvania is shown below:

                     DECEMBER 31,                    2005         2004
      -----------------------------------------  -----------   -----------

      NET INCOME, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $   131,914   $   326,390
      State Practices - (Deduction) Income:
         Non-Tabular Discounting                    (403,719)      (46,613)
                                                 -----------   -----------
      NET (LOSS) INCOME, NAIC SAP                $  (271,805)  $   279,777
                                                 ===========   ===========

      STATUTORY SURPLUS, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $ 8,120,163   $ 7,376,821
      State Practices - (Charge) Credit:
         Non-Tabular Discounting                    (594,958)     (191,239)
         Reinsurance Credits                        (212,192)     (201,318)
                                                 -----------   -----------
      STATUTORY SURPLUS, NAIC SAP                $ 7,313,013   $ 6,984,264
                                                 ===========   ===========

      In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP, to value investments in joint ventures, limited partnerships and hedge funds.

      STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

      Under GAAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

      c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

      d.    Estimated undeclared dividends to policyholders are accrued;

      e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      f. Debt and equity securities deemed to be available for sale or trading are reported at fair value. The difference between the cost and the fair value for securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

      Under NAIC SAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

      d.    Declared dividends to policyholders are accrued;

      e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

      g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Pennsylvania requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

      INVESTED ASSETS: The Company's invested assets are accounted for as follows:

      - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months or less from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

      - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

            Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $238,400 and $237,683, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

      - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

            Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      - Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC market value and the unrealized gain or loss reported as unassigned surplus.

      - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

            Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

            Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Through out the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

            Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

      - Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

      - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

      REVENUE RECOGNITION: Direct written premium contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $29,300 and $8,146, respectively, net of non-admitted premium balances of $3,256 and $905, respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts-Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers the Insured the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting - An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company  discounts  its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. At December 31,

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2005 and 2004, the reserves for losses (net of reinsurance) subject to tabular discount were $2,135,010 and $1,423,684, respectively. As of December 31, 2005 and 2004, the Company's tabular discounting amounted to $194,527 and $151,671, respectively, all of which were applied to the Company's case reserves.

     As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

     - For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

     - For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

     At December 31, 2005 and 2004, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $3,420,746 and $1,272,013, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 was applied to case reserves and IBNR, respectively. As of December 31, 2004, the Company's non-tabular discount amounted to $191,239, all of which was applied to the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to unassigned surplus. EDP equipment is depreciated over five years using the straight line method. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $25,983 and $18,008, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $205,585. In accordance with SSAP No. 3, entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004               $ 7,376,821

     Adjustments to Beginning Capital and Surplus:

       1. Asset realization                                        (242,195)

       2. Revenue recognition                                       (68,690)
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, BEFORE FEDERAL INCOME TAXES                (310,885)

     Federal Income Taxes:

          Current federal income taxes                               23,551

          Deferred income taxes                                      81,749
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, AFTER FEDERAL INCOME TAXES                 (205,585)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005                 $ 7,171,236
                                                                ===========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

'
            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under SSAP No.
     3. In applying this methodology, the Company has reflected the impact (in the amount of $545,684) to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2003               $ 6,899,256

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)           (455,383)

     2. Coventry                                                    (16,817)

     3. In-Substance Defeasance                                      19,500

     4. Loss Reserves                                               (79,040)

     5. DBG Analysis                                                (56,278)

     6. Other Adjustments                                            42,334

     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (545,684)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004                 $ 6,353,572
                                                                ===========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2.   COVENTRY:  Life  settlements  are  designed to assist  life  insurance policyholders to monetize the existing value of life insurance policies. The Company determined, in light of new information not available at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements.

     3. IN-SUBSTANCE DEFEASANCE: The Company entered into a funding agreement and related interest rate swap. These contracts were intended to be entered into by American International Specialty Lines Insurance Company (AISLIC) to economically hedge a corresponding AISLIC contract. The Company has since assigned the intercompany funding agreement and novated the interest rate swap to AISLIC as if in each case the contracts had been entered into by AISLIC at inception.

     4. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     5. DOMESTIC BROKERAGE GROUP (DBG) ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     6. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                        GROSS          GROSS            NAIC *
                                                                      AMORTIZED      UNREALIZED      UNREALIZED         MARKET
                                                                        COST            GAINS          LOSSES           VALUE
                                                                     -----------     -----------     -----------     -----------
AS OF DECEMBER 31, 2005

   U.S. governments                                                  $    29,928     $       960     $        39     $    30,849
   All other governments                                                 649,321          10,352           8,611         651,062
   States, territories and possessions                                 1,835,166          44,713           4,654       1,875,225
   Political subdivisions of states, territories and possessions       2,643,663          60,523           2,539       2,701,647
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        5,212,354         119,179           7,282       5,324,251
   Public utilities                                                       54,429             954             633          54,750
   Industrial and miscellaneous                                          381,458          18,070           9,014         390,514
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                           $10,806,319     $   254,751     $    32,772     $11,028,298
                                                                     ===========     ===========     ===========     ===========
AS OF DECEMBER 31, 2004

   U.S. governments                                                  $    45,062     $     1,117     $       144     $    46,035
   All other governments                                                 465,565          17,831             260         483,136
   States, territories and possessions                                 2,097,759          58,903           4,204       2,152,458
   Political subdivisions of states, territories and possessions       1,933,929          56,880             555       1,990,254
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        4,300,455         131,102           2,836       4,428,721
   Public utilities                                                       10,515           1,205               -          11,720
   Industrial and miscellaneous                                          452,170           6,795             716         458,249
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                           $ 9,305,455     $   273,833     $     8,715     $ 9,570,573
                                                                     ===========     ===========     ===========     ===========

As of December 31, 2005 and 2004, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $11,030,435 and $9,673,296, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.


                                                        2005                                 2004
                                             ----------------------------     ------------------------------
                                              AMORTIZED         NAIC *          AMORTIZED            NAIC *
AS OF DECEMBER 31,                              COST         MARKET VALUE         COST          MARKET VALUE
--------------------------------------       -----------     ------------     ------------     -------------
Due in one year or less                      $    86,639     $    87,166      $    29,408      $    37,302
Due after one year through five years            546,495         565,421          507,375          519,338
Due after five years through ten years         8,122,058       8,259,989        1,447,668        1,482,452
Due after ten years                            1,813,491       1,877,322        7,083,325        7,293,798
Mortgaged-backed securities                      237,636         238,400          237,679          237,683
                                             -----------     -----------      -----------      -----------
   TOTAL BONDS                               $10,806,319     $11,028,298      $ 9,305,455      $ 9,570,573
                                             ===========     ===========      ===========      ===========

During 2005 and 2004, proceeds from the sale of the Company's bonds were $2,114,173 and $2,126,400, respectively. During 2005 and 2004, the Company realized gross gains of $52,643 and $18,767, respectively and gross losses of $21,356 and $19,712, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $585,696 and $501,264, respectively. Gross gains of $43,085 and $57,845 and gross losses of $8,592 and $7,161 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and market values of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                         DECEMBER 31, 2005                                      DECEMBER 31, 2004
                     ----------------------------------------------------    ----------------------------------------------------
                                     GROSS         GROSS         NAIC *                       GROSS         GROSS        NAIC *
                      AMORTIZED    UNREALIZED    UNREALIZED      MARKET       AMORTIZED    UNREALIZED    UNREALIZED      MARKET
                         COST        GAINS         LOSSES        VALUE          COST          GAINS        LOSSES        VALUE
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
Common Stocks:

   Affiliated        $2,168,153    $3,730,014    $  127,265    $5,770,902    $2,133,267    $3,137,924    $  179,416    $5,091,775
   Non-affiliated       591,892       101,725        18,543       675,074       602,818       188,730        13,355       778,193
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,760,045    $3,831,739    $  145,808    $6,445,976    $2,736,085    $3,326,654    $  192,771    $5,869,968
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
Preferred Stocks:

   Affiliated        $2,100,000    $        -    $        -    $2,100,000    $2,250,000    $        -    $        -    $2,250,000
   Non-affiliated        10,012           386           248        10,150         9,718           311           159         9,870
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,110,012    $      386    $      248    $2,110,150    $2,259,718    $      311    $      159    $2,259,870
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(44,341) and $(729), respectively.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                           12 MONTHS OR LESS      GREATER THAN 12 MONTHS           TOTAL
                                        -----------------------   ----------------------   ----------------------
                                           FAIR      UNREALIZED     FAIR     UNREALIZED       FAIR     UNREALIZED
    DESCRIPTION OF SECURITIES             VALUE        LOSSES      VALUE       LOSSES         VALUE      LOSSES
-------------------------------------   ----------   ----------   --------   -----------   ---------   ----------
As of December 31, 2005:

  U. S. Governments                     $    5,333   $       39   $      -   $         -   $    5,333   $       39
  All Other Governments                    268,895        4,240    124,919         4,371      393,814        8,611
  States, territories and possessions      378,022        3,069     31,115         1,585      409,137        4,654
  Political subdivisions of states,
  territories and possessions              387,574        2,539          -             -      387,574        2,539
  Special revenue                          812,359        6,842     12,251           440      824,610        7,282
  Public utilities                          47,746          633          -             -       47,746          633
  Industrial and miscellaneous             113,404        4,603      5,753         4,411      119,157        9,014
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                            2,013,333       21,965    174,038        10,807    2,187,371       32,772

  Common Stock                             287,947       20,822    336,178       124,986      654,125      145,808
  Preferred Stock                                -            -        751           248          751          248
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             651,822      145,403      3,054           653      654,876      145,056
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $2,665,155   $  167,368   $177,092   $    11,460   $2,842,247   $  178,828
                                        ==========   ==========   ========   ===========   ==========   ==========

As of December 31, 2004:

  U. S. Governments                     $    2,400   $      144   $      -   $         -   $    2,400   $      144
  All Other Governments                    121,010          260          -             -      121,010          260
  States, territories and possessions      170,120          982    285,409         3,227      455,529        4,204
  Political subdivisions of states,
  territories and possessions              174,418          555          -             -      174,418          555
  Special revenue                          365,583        2,110     22,410           245      387,993        2,836
  Public utilities                               -            -          -             -            -            -
  Industrial and miscellaneous              72,522          601     10,524           115       83,046          716
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                              906,053        4,652    318,343         4,063    1,224,396        8,715
  Common Stock                             331,234      192,771          -             -      331,234      192,771
  Preferred Stock                                -            -        811           159          811          159
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             331,234      192,771        811           159      332,045      192,930
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $1,237,287   $  197,423   $319,154   $     4,222   $1,556,441   $  201,645
                                        ==========   ==========   ========   ===========   ==========   ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $2,652 and $702, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $0 and $7,726, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,     2005      2004
--------------------------------   -------   --------
Marlwood                           $     -   $  8,877
Odyssey Invest                           -      1,914
Advance Technology Venture               -      1,045
DLJ Merchant Banking Partners        2,923          -
Castleriggs Partners                 2,412          -
Healthcare Partners III              1,491          -
Sandler Capital IV                   1,353          -
RCBA Strategic Partners              1,242          -
Polyventures II                      1,184          -
Items less than $1.0 million           661        754
                                   -------   --------

    TOTAL                          $11,266   $ 12,590
                                   =======   ========

As of December 31, 2005 and 2004, securities with a market value of $81,453 and $41,888, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Securities carried at amortized cost of $1,499,498 and $1,248,472 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

During 2005 and 2004, included in Net investment income earned were investment expenses of $6,226 and $6,053, respectively, and interest expense of $88,991 and $61,398, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005            2004
                                                       ------------    ------------
RESERVES FOR LOSSES AND LAE, AS OF BEGINNING
  OF THE PERIOD                                        $  9,811,368    $  6,686,734

Adjustments for prior period corrections                   (174,946)        908,324

Incurred losses and LAE related to:

    Current accident year                                 5,005,099       4,808,892

    Prior accident years                                  1,340,860         889,702
                                                       ------------    ------------

       TOTAL INCURRED LOSSES AND LAE                      6,345,959       5,698,594
                                                       ------------    ------------

Paid losses and LAE related to:

    Current accident year                                (1,274,795)       (930,546)

    Prior accident years                                 (2,921,286)     (2,551,738)
                                                       ------------    ------------

       TOTAL PAID LOSSES AND LAE                         (4,196,081)     (3,482,284)
                                                       ------------    ------------

RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $ 11,786,300    $  9,811,368
                                                       ============    ============

During the 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,340,860 and $889,702, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures at year-end 2005 (see Note 12.B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,497 and $170,076, respectively.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,743,937 and $6,341,900, respectively (exclusive of intercompany pooling).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 5 - RELATED PARTY TRANSACTIONS

A.    NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

      The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

      In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                        NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                      CODE         PERCENT
      --------------                                    --------   -------------
      National Union Fire Insurance Company
        of Pittsburgh, PA.                                19445         38.0%
      American Home Assurance Company                     19380         36.0%
      Commerce and Industry Insurance Company             19410         10.0%
      New Hampshire Insurance Company                     23481          5.0%
      The Insurance Company of the State
        of Pennsylvania                                   19429          5.0%
      Birmingham Fire Insurance Company of
        Pennsylvania                                      19402          5.0%
      AIU Insurance Company                               19399          1.0%
      American International Pacific
        Insurance Company                                 23795          0.0%
      American International South
        Insurance Company                                 40258          0.0%
      Granite State Insurance Company                     23809          0.0%
      Illinois National Insurance Company                 23817          0.0%


B.    AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
      ARRANGEMENT

      AIG formed American International Underwriters Overseas Association (AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                                       NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                                    CODE        PERCENT
      --------------                                                   --------   -------------
      American International Underwriters Overseas, Limited                  -         67.0%
      New Hampshire Insurance Company (NHIC)                             23481         12.0%
      National Union Fire Insurance Company of Pittsburgh, PA.           19445         11.0%
      American Home Assurance Company (AHAC)                             19380         10.0%


      In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

      At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $613,711 and $530,063, respectively, gross of $957,256 and $623,392, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

      Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $241,997.

C.    GUARANTEE ARRANGEMENTS

      The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

      The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

      The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

As of December 31, 2005

                                      GUARANTEE  POLICYHOLDER    INVESTED   ESTIMATED POLICYHOLDERS'
GUARANTEED COMPANY                     ISSUED     OBLIGATIONS     ASSETS      LOSS       SURPLUS
------------------------------------- ---------- ------------- ------------ ---------  ------------
New Hampshire Indemnity Company,
Inc.                                  12/15/1997 $     156,315 $    279,068 $       - $      99,675
Audubon Insurance Company              11/5/1997       171,796       66,379         -        62,051
Landmark Insurance Company
(California)                            3/2/1998        81,202      222,233         -        98,347
Starr Excess Liability Insurance
Company, Ltd.                          7/29/1998       320,268    2,250,828         -       714,201
Starr Excess Liability Insurance
International Limited                  5/28/1998     2,060,866      454,066         -       203,015 *
American International Insurance
Company of PR                          11/5/1997       265,170      179,584         -       122,858 *
AHICO First American-Hungarian
Insurance Company                      9/15/1998         9,475       16,902         -     3,458,736 *
AIG Europe (Ireland) Ltd.             12/15/1997       531,701      367,461         -       154,614 *
AIG Global Trade and Political Risk    11/5/1997           615      417,860         -       162,650 *
AIG Poland Insurance Company           9/15/1998        24,906       30,296         -        26,689 *
AIG Russia Insurance Company ZAO       9/15/1998           n/a          n/a         -           n/a
AIG Slovakia Insurance Company A. S.  12/23/1998         5,116        3,832         -         3,359 *
First American Czech Insurance
Company, Rt.                           9/15/1998           n/a          n/a         -           n/a
La Meridional Compania Argentina de
Seguros S.A.                            1/6/1998        88,497       62,962         -        64,961 *
AIG Romania Insurance Company (w/d
2/13/03)                              12/23/1998        13,705       19,345         -         5,285 *
AIG Ukraine Insurance Company (w/d
2/13/03)                               10/1/2000         1,941        9,075         -           798 *
AIG Bulgaria Ins and Reinsurance Co
(w/d 2/13/03)                         12/31/1998         4,633        7,647         -         4,291 *
AIG Life Insurance Company(+)          7/13/1998     8,469,700    9,247,410         -       702,511 **
American International Assurance Co
(Bermuda) Ltd                          8/23/1999     7,466,172    9,552,342         -     1,346,926
American International Life Assurance
Company of N Y(+)                      7/13/1998     7,219,889    7,915,072         -       696,304
                                                 ------------- ------------ --------- -------------
   TOTAL GUARANTEES                              $  26,891,967 $ 31,102,362 $       - $   7,927,271
                                                 ============= ============ ========= =============

----
(+)   The guaranteed company is backed by a support agreeement issued by AIG.

(*)   Policyholders' surplus is based on local GAAP financial statements.

(**) Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

(n/a) Not Available

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               EQUITY AT
                                                     OWNERSHIP      COST        DECEMBER     CHANGE IN
      AFFILIATED INVESTMENT                           PERCENT       2005        31, 2005    EQUITY 2005
      ---------------------------------------------  ---------  ------------- ------------ ----------------
      Preferred Stocks:

      AIG Life Insurance Company                         100.0% $     100,000 $    100,000 $              -
      AIG Capital Corporation                            100.0%     2,000,000    2,000,000                -
                                                         -----  ------------- ------------ ----------------
         TOTAL PREFERRED STOCKS - AFFILIATES                        2,100,000    2,100,000                -
                                                                ------------- ------------ ----------------
      Common stocks:

      International Lease Finance Corporation             32.8%       793,240    2,000,248           65,177
      Lexington Insurance Company                         70.0%       257,973    1,795,395          228,474
      United Guaranty Corporation                         45.9%        74,893      272,619              (91)
      AIU Insurance Company                               32.0%        40,000      348,853          159,879
      American International Specialty Lines
      Insurance Company                                   70.0%       109,497      268,454          (12,344)
      Starr Excess Liability Insurance Company Ltd.      100.0%       385,454      714,201          133,184
      Pine Street Real Estate Holding Corp.               22.1%         3,139       14,964                3
      21st Century Insurance Group                        33.1%       467,720      346,106           55,189
      American International Realty, Inc.                 22.1%        20,736       17,769           (1,355)
      Eastgreen, Inc.                                      9.4%         8,976        9,768              249
      AIG Lodging Opportunities, Inc.                    100.0%         3,026          342           (2,779)
      National Union Fire Ins. Company of Vt.            100.0%         1,000       18,522           18,522
      National Union Fire Ins. Company of La.            100.0%         2,500        6,054              135
                                                         -----  ------------- ------------ ----------------
         TOTAL COMMON STOCKS - AFFILIATES                           2,168,154    5,813,295          644,243
                                                                ------------- ------------ ----------------
      TOTAL COMMON AND PREFERRED STOCK - AFFILIATES             $   4,268,154 $  7,913,295 $        644,243
                                                                ============= ============ ================

      The Company has ownership interests in certain affiliated real estate holding companies.

      The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly owned by the Parent.

      From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $548,880.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.    OTHER RELATED PARTY TRANSACTIONS

      The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies* that exceeded half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                                ASSETS RECEIVED BY    ASSETS TRANSFERRED BY
                                                   THE COMPANY              THE COMPANY
      ----------------------------------------------------------------------------------------
                  EXPLANTION
       DATE OF        OF        NAME OF     STATEMENT                STATEMENT
      TRANSACTION TRANSACTION  AFFILIATE(*)   VALUE     DESCRIPTION     VALUE      DESCRIPTION
      ----------- -----------  -----------  ----------  -----------  ------------  -----------
      YEAR ENDED DECEMBER 31, 2005

       3/3/2005 Dividend         AIG      $        -         -     $     49,227      Cash
       6/3/2005 Dividend         AIG      $        -         -     $     59,870      Cash
       9/3/2005 Dividend         AIG      $        -         -     $     37,880      Cash
       3/3/2005 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -
       6/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
       9/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
      12/3/2005 Dividend     ILFC /AIGCC  $   29,949      Cash     $          -         -

      YEAR ENDED DECEMBER 31, 2004

        3/3/2004 Dividend        AIG       $        -         -     $     48,348      Cash
        6/3/2004 Dividend        AIG       $        -         -     $     59,519      Cash
        9/3/2004 Dividend        AIG       $        -         -     $     48,875      Cash
       12/3/2004 Dividend        AIG       $        -         -     $     49,578      Cash
      12/17/2004 Purch Bonds     UGC       $  284,635     Bonds     $    284,635      Cash
        3/3/2004 Dividend     ILFC /AIGCC  $   27,636      Cash     $          -         -
        6/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
        9/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
       12/3/2004 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -

      The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess and Richmond are treated as affiliated.

----
(*) International Lease Finance Corporation (ILFC); AIG Capital Corporation (AIGCC); United Guaranty Corporation (UGC).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

      In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp. and AIG Global Trust Services, Limited, AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively. In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

      FOR THE YEARS ENDED DECEMBER 31,       2005       2004
      ----------------------------------  ----------  ---------
      AIG Technology, Inc.(+)             $   28,183  $  25,778
      AIG Global Investment Corporation        5,188      4,241
      AIG Global Trust Services, Limited         143        229
      AI Recovery, Inc.                        3,772      3,274
      AIG Domestic Claims, Inc.              112,960    120,687
                                          ----------  ---------

         TOTAL                            $  150,246  $ 154,209
                                          ==========  =========

---
(+)   Formerly AIG Data Center, Inc.

      As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $19,369 and $109,446, respectively.

      Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $763,168 and $630,958, respectively.

      During 2005 and 2004, the Company sold $202,251 and $227,539, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,627 and $2,992, respectively, related to these transactions.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

AS OF DECEMBER 31,                                     2005           2004
------------------                                  ----------     ----------
Balances with pool member companies                 $  403,833     $  709,843
Balances with less than 0.5% of admitted assets        483,156        481,022
                                                    ----------     ----------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES      $  886,989     $1,190,865
                                                    ==========     ==========

AIG                                                 $  199,830     $        -
American Home Canada                                   156,575        156,575
Balances with pool member companies                    236,379        112,507
Balances with less than 0.5% of admitted assets        234,105        302,269
                                                    ----------     ----------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND
 AFFILIATES                                         $  826,889     $  571,351
                                                    ==========     ==========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,              2005                           2004
                                  ---------------------------     ---------------------------
                                    WRITTEN         EARNED          WRITTEN          EARNED
                                  -----------     -----------     -----------     -----------
Direct Premiums                   $ 5,588,284     $ 5,838,904     $ 6,361,956     $ 6,291,282
Reinsurance premiums assumed:

       Affiliates                  22,153,164      21,595,324      21,103,816      19,703,510
       Non-affiliates                 494,482         548,499         502,326         533,280
                                  -----------     -----------     -----------     -----------
         GROSS PREMIUMS            28,235,930      27,982,727      27,968,098      26,528,072
                                  -----------     -----------     -----------     -----------
Reinsurance premiums ceded:

       Affiliates                  19,860,111      19,676,550      19,544,479      18,386,791
       Non-affiliates               1,288,840       1,270,214       1,394,320       1,548,619
                                  -----------     -----------     -----------     -----------
         NET PREMIUMS             $ 7,086,979     $ 7,035,963     $ 7,029,299     $ 6,592,662
                                  ===========     ===========     ===========     ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                             ASSUMED REINSURANCE           CEDED REINSURANCE                   NET
                        ----------------------------    -------------------------   ------------------------
                         UNEARNED                        UNEARNED
                          PREMIUM        COMMISSION       PREMIUM     COMMISSION     PREMIUM     COMMISSION
                         RESERVES          EQUITY        RESERVES       EQUITY       RESERVES      EQUITY
                        -----------      -----------    -----------   -----------   -----------  -----------
DECEMBER 31, 2005

  Affiliated            $10,662,670      $ 1,218,460    $ 9,437,660   $ 1,100,419   $ 1,225,010  $   118,041

  Non Affiliated            891,932          101,924        507,060        59,123   $   384,872  $    42,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $11,554,602      $ 1,320,384    $ 9,944,720   $ 1,159,542   $ 1,609,882  $   160,842
                        ===========      ===========    ===========   ===========   ===========  ===========
DECEMBER 31, 2004

  Affiliated            $ 9,810,548      $ 1,168,029    $ 9,095,231   $ 1,058,103   $   715,317  $   109,926

  Non Affiliated            945,951          112,624        488,434        56,823       457,517       55,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $10,756,499      $ 1,280,653    $ 9,583,665   $ 1,114,926   $ 1,172,834  $   165,727
                        ===========      ===========    ===========   ===========   ===========  ===========

As of December 31, 2005 and 2004, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                            UNEARNED            PAID LOSSES           RESERVES FOR
                             PREMIUM                AND                 LOSSES AND
                            RESERVES                LAE                    LAE
                           -----------          -----------           ------------
DECEMBER 31, 2005

Affiliates                 $ 9,437,660          $    97,076           $ 36,164,744
Non-Affiliates                 507,060              322,835              3,728,454
                           -----------          -----------           ------------
Total                      $ 9,944,720          $   419,911           $ 39,893,198
                           ===========          ===========           ============

DECEMBER 31, 2004

Affiliates                 $ 9,095,231          $    (5,225)          $ 29,697,663
Non-Affiliates                 488,434              264,218              2,999,793
                           -----------          -----------           ------------
TOTAL                      $ 9,583,665          $   258,993           $ 32,697,456
                           ===========          ===========           ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its capital and surplus is set forth in the table below:

As of December 31, 2005

                                                            NAIC CO.
REINSURER                                                    CODE      AMOUNT
---------------------------------------------------------  --------  -----------
Affilliates:
     American Home Assurance Company                        19380   $ 24,242,369
     Commerce and Industry Insurance Company                19410      6,618,032
     Insurance Company of the State of Pennsylvania.        19429      3,366,695
     New Hampshire Insurance Company                        23841      3,350,984
     Birmingham Fire Insruance Company of Pennsylvania      19402      3,318,439
     AIU Insurance Company                                  19399        812,461
     American International Insurance Company               32220        512,797
     Transatlantic Reinsurance Company                      19453        288,819
     National Union Fire Company of Pittsburgh,
     Pennsylvania                                           19445        266,849
     American International Underwriters Overseas, Ltd.         -        222,538
     New Hampshire Indemnity Company                        23833        153,724
     AIG Global Trade And Political Risk Ins Company        10651        133,127
     United Guaranty Insurance Company                      11715         49,313
     Transatlantic Reinsurance Company                          -         27,276
     Landmark Insurance Company                             35637          9,688
     Audubon Insurance Company                              19933          6,111
     Starr Excess Liability Insurance Company, Ltd.         10932          4,779
     Hartford Steam Boiler Inspection And Insurance Co.     11452          4,290
     Euroguard Insurance Company, Limited                       -          3,807
     Illinois National Insurance Company                    23817          3,667
     National Union Fire Ins Company of Vermont                 -          3,216
     AIU Insurance Company (Japan)                              -          2,917
     American International Life Assurance Co. of NY (US)   60607          2,709
     Granite State Insurance Company                        23809          2,547
     Ascot Syndicate Lloyds 1414                                -          2,230
     American General Life Ins Co                           60488          2,091
     Arabian American Insurance Co. Ltd                         -          1,059
     First American Polish Ins Co                               -          1,040
     Other affiliates less than $1.0 million                    -         35,535
                                                                    ------------
        TOTAL AFFILIATES                                              43,449,109
                                                                    ------------

Non-Affilliates:

     Lloyd's Syndicates                                         -        387,270
                                                                    ------------
        TOTAL NON AFFILIATES                                             387,270
                                                                    ------------

   TOTAL AFFILIATES AND NON AFFILIATES                              $ 43,836,379
                                                                    ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $45,537 and $65,363, respectively, of statutory underwriting losses, which were comprised of premiums earned of ($1,805) and ($8,777), respectively, less losses incurred of $43,732 and $56,586, respectively, as a result of commutations with the following reinsurers:

COMPANY                                     2005      2004
---------------------------------------   -------   -------
SCOR Reinsurance Company                  $44,800   $22,458
General Re Corp                                 -    16,984
Converium Reins.                                -     7,947
AXA Albingia                                    -     6,161
CX Reinsurance                                  -     4,511
AXA Corporate Solutions                         -     3,668
National Indemnity Co.                          -     2,819
Other reinsurers less than $1.0 million       737       815
                                          -------   -------

TOTAL                                     $45,537   $65,363
                                          =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $149,456 and $80,435, respectively.

During 2005, the Company had written off reinsurance recoverable balances of $68,909.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED       CEDED
                                                ---------    ---------
Reserves Transferred:

   Initial Reserves                             $ 228,366    $ 478,934
   Adjustments - prior year(s)                   (187,916)     (23,011)
   Adjustments - current year                       7,160      (12,417)
                                                ---------    ---------

   BALANCE AS OF DECEMBER 31, 2005                 47,610      443,506
                                                ---------    ---------

Paid Losses Recovered:

   Prior year(s)                                    3,391      344,068
   Current year                                     9,499       30,781
                                                ---------    ---------

   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,890      374,849
                                                ---------    ---------

   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  34,720    $  68,657
                                                =========    =========

Consideration Paid or Received:

   Initial Reserves                             $ 212,797    $ 291,794
   Adjustments - prior year(s)                   (190,000)     (19,040)
   Adjustments - current year                           -         (876)
                                                ---------    ---------

   TOTAL PAID AS OF DECEMBER 31, 2005           $  22,797    $ 271,878
                                                =========    =========

Special Surplus from Retroactive Reinsurance:

   Initial surplus gain or loss realized$       $       -    $  50,201
   Adjustments - prior year(s)                          -       35,909
   Adjustments - current year                           -      (14,220)
                                                ---------    ---------

   BALANCE AT DECEMBER 31, 2005                 $       -    $  71,890
                                                =========    =========

CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
SURPLUS AS OF DECEMBER 31, 2005                 $       -    $   6,628
                                                =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                  ASSUMED    CEDED
--------------------------------------------------------   -------   -------
American International Reins. Co.                          $     -   $60,516
American International Specialty Lines Insurance Company    16,760         -
Guideone Mutual Ins Co.                                      9,648         -
Commerce and Industry Insurance Company of Canada            7,280         -
PEG Reinsurance Co.                                              -     1,473
Upinsco Inc                                                      -     1,143
Swiss Re America Corp                                            -     1,138
All other reinsurers less than $1.0 million                  1,074     4,387
                                                           ------    -------

  TOTAL                                                    $34,762   $68,657
                                                           =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                                          2005                       2004
                             ------------------------   ------------------------
                              DEPOSIT       DEPOSIT       DEPOSIT      DEPOSIT
                              ASSETS      LIABILITIES     ASSETS     LIABILITIES
                             ----------   -----------   ----------   -----------
Direct                       $        -   $    59,922   $        -   $    34,823
Assumed                               -       454,039            -       656,512
Ceded                         1,410,584             -    1,729,756             -
                             ----------   -----------   ----------   -----------

  BALANCE AS OF DECEMBER 31, $1,410,584   $   513,961   $1,729,756   $   691,335
                             ==========   ===========   ==========   ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2005 and 2004 is set forth in the table below:

                                                            2005                          2004
                                                 --------------------------    --------------------------
                                                   DEPOSIT        DEPOSIT        DEPOSIT        DEPOSIT
                                                    ASSETS      LIABILITIES      ASSETS       LIABILITIES
                                                 -----------    -----------    -----------    -----------
BALANCE AS OF BEGINNING OF PERIOD                $ 1,729,756    $   491,335    $ 2,216,987    $   789,132

   Deposit activity, including loss recoveries      (471,268)       (12,605)      (459,259)       (88,858)

   Interest income or expense, net of
   amortization of margin                             95,951         35,231        112,880         (8,939)

   Change in non-admitted asset portion               56,145              -       (140,852)             -
                                                 -----------    -----------    -----------    -----------

BALANCE AS OF DECEMBER 31,                       $ 1,410,584    $   513,961    $ 1,729,756    $   691,335
                                                 ===========    ===========    ===========    ===========

During 2005 the Company received consideration of $79,279 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transaction with Union Excess, amounted to $ 1,258,466. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in a $3,944 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets are due from the Parent. As of December 31,
2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets / liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                                  2005           2004
----------------------------------------------   -----------    -----------
Gross deferred tax assets                        $ 1,044,743    $   870,158
Gross deferred tax liabilities                      (484,906)      (425,130)
Non-admitted deferred tax assets in accordance
with SSAP No.10 entitled Income Taxes               (173,931)       (65,196)
                                                 -----------    -----------

NET DEFERRED TAX ASSETS ADMITTED                 $   385,906    $   379,842
                                                 ===========    ===========
CHANGE IN DEFERRED TAX ASSETS NON-
ADMITTED                                         $  (108,735)   $    65,196
                                                 ===========    ===========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005         2004
-------------------------------------------   ---------    ---------
Income tax expense (benefit) on net
underwriting and net investment income        $(106,539)   $  65,519

Federal income tax adjustment - prior years      (1,377)      35,628

                                              ---------    ---------
CURRENT INCOME TAX EXPENSE (BENEFIT)          $(107,916)   $ 101,147
                                              =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, along with the changes in deferred income taxes for 2004, is set forth in the table below:


AS OF DECEMBER 31,                         2005            2004         CHANGE
                                        -----------    -----------    -----------
Deferred Tax Assets

   Loss reserve discount                $  506,988    $  422,379    $   84,608
   Non-admitted assets                     157,505       157,780          (275)
   Unearned premium reserve                300,386       289,999        10,387
   Other temporary difference               79,865             -        79,865
                                        ----------    ----------    ----------

     GROSS DEFERRED TAX ASSETS           1,044,743       870,158       174,585
   Non-admitted deferred tax assets       (173,931)      (65,196)     (108,735)
                                        ----------    ----------    ----------

     ADMITTED DEFERRED TAX ASSETS          870,812       804,962        65,850
                                        ----------    ----------    ----------

Deferred Tax Liabilities

   Unrealized capital gains               (185,655)     (167,587)      (18,068)
   Other temporary differences            (299,251)     (257,543)      (41,708)
                                         ----------    ----------    ----------

   GROSS DEFERRED TAX LIABILITIES         (484,906)     (425,130)      (59,776)
                                         ----------    ----------    ----------

     NET ADMITTED DEFERRED TAX ASSETS   $  385,906    $  379,832    $    6,074
                                        ==========    ==========    ==========

   Gross deferred tax assets            $1,044,743    $  870,158    $  174,585
   Gross deferred tax liabilities         (484,906)     (425,131)      (59,775)
                                        ----------    ----------    ----------

   NET DEFERRED TAX ASSETS              $  559,837    $  445,027       114,810
                                        ==========    ==========
   Income Tax effect of unrealized
   capital gains/(losses)                                               18,068
                                                                    ----------

   CHANGE IN DEFERRED INCOME TAXES                                  $  132,877
                                                                    ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                      AMOUNT         TAX EFFECT
                                                   -----------       -----------
Net income before federal income taxes             $ 48,062          $  16,822

  Book to tax adjustments:

  Tax exempt income and dividends received
   deduction                                       (358,917)          (125,621)

  Intercompany dividends                           (149,147)           (52,202)

  Federal income tax adjustment - prior year              -             (1,377)

  Remediation adjustments                                 -            (41,254)

  Foreign tax credits                                     -            (15,200)

  Other                                               6,055              2,102
                                                  ----------         ----------

   TOTAL BOOK TO TAX ADJUSTMENTS                   (502,059)          (233,552)
                                                  ----------         ----------

TOTAL FEDERAL TAXABLE LOSS AND TAX BENEFIT         $(453,997)        $ (216,730)
                                                  ==========         ==========

Current federal income tax expense (benefit)                        $ (107,916)

Income tax on net realized capital gains                                24,064

Change in net deferred income taxes                                   (132,878)
                                                                     ----------

Total Federal income tax (benefit)                                   $ (216,730)
                                                                     ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year                       $       -

First preceding year               $  89,858

The Company did not have any unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.    GENERAL

      Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

      AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

      Annual funding requirements are determined based on the PROJECTED UNIT CREDIT COST METHOD which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

      The Company's share of net expense for the qualified pension plan amounted to $6,900 and $10,400 for 2005 and 2004, respectively.

B.    DEFERRED COMPENSATION PLAN

      Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on Form 10-K. During 2005, the Parent allocated $2,298 of the total cost of these stock options and certain other deferred compensation programs to the Company.

C.    POSTRETIREMENT BENEFIT PLANS

      AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32, with a maximum $25 thereafter.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

      The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $179,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $200 and $100 for 2005 and 2004, respectively.

      AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

      The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

      AS OF DECEMBER 31,                                 2005            2004
      -----------------------------------------       ----------      ---------
         Discount rate                                  5.50%           5.75%

         Rate of compensation increase (average)        4.25%           4.25%

         Measurement date                             12/31/2005      12/31/2004

         Medical cost trend rate                          N/A             N/A

D.    POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

      AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS:

A.    CAPITAL AND SURPLUS

      The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                                      2005            2004
                                                 ------------     -----------
      Common stock, par value                    $      4,479     $     4,479

      Common stock in excess of par value           2,694,092       2,494,262
                                                 ------------     -----------

              TOTAL CAPITAL                         2,698,571       2,498,741
                                                 ------------     -----------

      Unassigned surplus                            5,349,702       4,791,970

      Special surplus from retroactive
          reinsurance arrangements                     71,890          86,110
                                                 ------------     -----------

           TOTAL SURPLUS                            5,421,592       4,878,080
                                                 ------------     -----------

         TOTAL CAPITAL AND SURPLUS               $  8,120,163     $ 7,376,821
                                                 ============     ===========

      The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                                      2005            2004
                                                 ------------     -----------
      Unrealized gains and losses                $  4,083,298     $ 3,367,546

      Non-admitted asset values                  $   (648,626)    $  (560,238)

      Provision for reinsurance                  $   (201,761)    $  (334,696)

B.    RISK-BASED CAPITAL REQUIREMENTS

      The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

      In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    DIVIDEND RESTRICTIONS

      Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted [on the basis of the greater of 10.0% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received) as of December 31, 2005, or 100.0% of the Company's net income for the year then ended] as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $622,016.

      Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A.    LEGAL PROCEEDINGS

      The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

      Other legal proceedings include the following:

      AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

      On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

      Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
      DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. No amounts to be paid under the related settlement agreements will be charged to the Company, although the Company and certain affiliates will be required to adopt various business reforms.

      Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $57,494 to cover any contingent liabilities arising from the potential underpayment of these premium taxes and assessments.

      Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

      On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

      Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

      AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information; (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies;
      (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

      On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

      AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

      AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

      Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.    ASBESTOS AND ENVIRONMENTAL RESERVES

      The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

      The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

      A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross and net of reinsurance credits, is set forth below:

                                                            ASBESTOS LOSSES            ENVIRONMENTAL LOSSES
                                                      ---------------------------     ----------------------
                                                         2005             2004          2005          2004
                                                      --------------    ---------     ---------    ---------
      Direct :

      Loss and LAE reserves, beginning of period      $      731,546    $  272,012    $  271,161   $ 196,300

         Incurred losses and LAE                             517,176       535,892        66,554     117,838
         Calendar year paid losses and LAE                  (100,673)      (76,358)      (33,001)    (42,977)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $    1,148,049    $  731,546    $  304,714   $ 271,161
                                                      ==============    ==========    ==========   =========
      Assumed:

      Loss and LAE reserves, beginning of period      $       95,171    $   34,601     $   6,994   $   8,522

         Incurred losses and LAE                              15,540        66,069           876        (587)
         Calendar year paid losses and LAE                   (7,901)        (5,499)         (944)       (941)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $      102,810    $   95,171     $   6,926   $   6,994
                                                      ==============    ==========    ==========   =========
      Net of Reinsurance:

      Loss and LAE reserves, beginning of period      $      367,609    $  108,999    $  149,915   $ 85,324

         Incurred losses and LAE                             220,900       291,003        17,322      87,348
         Calendar year paid losses and LAE                   (41,472)      (32,393)      (24,761)    (22,757)
                                                      --------------    ----------    ----------   ---------
      LOSS AND LAE RESERVES, AS OF DECEMBER 31,       $      547,037    $  367,609    $  142,476   $ 149,915
                                                      ==============    ==========    ==========   =========

      Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    OTHER CONTINGENCIES

      In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

      As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

      In connection therewith, as of December 31, 2005 the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $764,800 and $745,100, respectively.

      The Company has entered into a credit agreement with its Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $410,000. As of December 31, 2005, the Company had no outstanding loan balances due from its Parent related to this credit arrangement.

      As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $422,500. The Company expects only a small portion of this additional capital will be called during 2006.


      The Company has committed to provide Pound Sterling 50,000 ($86,000) in capital to a Lloyd's Syndicate. The Company believes that the likelihood of a payment during 2006 is remote.

      As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.    SEPTEMBER 11, 2001 EVENTS

      As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

      AS OF DECEMBER 31,                            2005           2004
      --------------------                     ------------     -----------
      Gross of reinsurance                     $    473,083     $  473,083
      Ceded reinsurance                            (408,188)      (408,188)
                                               ------------     ----------
        NET OF REINSURANCE                     $     64,895     $   64,895
                                               ============     ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B.    PROPERTY CATASTROPHE LOSSES

      During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:


                     LOSS OCCURRENCE                                                      PRE-TAX LOSS
      HURRICANE          PERIOD             CATEGORY      AREA / REGION                    EXPOSURE
      ---------     -------------------     --------  --------------------------------   -------------
      Katrina           August 2005             4     Louisiana / Central Gulf Coast      $   193,522
      Rita              September 2005          3     Southwestern Louisiana and Texas         50,551
      Wilma             October 2005            3     Southern Florida                         65,967
                                                                                          -----------
      TOTAL                                                                               $   310,040
                                                                                          ===========

C.    OTHER

      The Company underwrites a significant concentration of its direct business with brokers.

      As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,900,000 and $3,369,400, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims was $350,900 and $387,600, respectively, of which $17,600 and $22,300, respectively, were non-admitted.

      The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $20 and $562, respectively, and were reported as Other Gains in the accompanying Statements of Income.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

      AS OF DECEMBER 31,                             2005          2004
      ------------------------------------------   ---------     ---------
      Guaranty funds receivable or on deposit      $  21,216     $  19,745
      Loss funds on deposit                           65,974        79,741
      Outstanding loss drafts - suspense accounts    537,881       293,066
      Accrued recoverables                             7,157         6,294
      Other assets                                   (27,064)       67,240
      Allowance for Doubtful Accounts               (471,565)     (109,621)
                                                   ---------     ---------
         TOTAL OTHER ADMITTED ASSETS               $ 133,599     $ 356,465
                                                   =========     =========

      Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

      The Company routinely assesses the collectibility of its receivable balances for potentially, uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $471,565 and $109,621, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

      During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

NOTE 14 - SUBSEQUENT EVENTS

In February 2006, the Company entered into a Capital Maintenance Agreement (CMA) with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $199,830 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $199,830 with its Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Pennsylvania Insurance Department.

In addition, with approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables, at December 31, 2005, authorizing the withdrawal of up to $380,000. In addition, the calculation of the provision for reinsurance reflects the affects of cash collections from affiliates subsequent to December 31, 2005.

NOTE 15 - POLICYHOLDERS' SURPLUS AND NET INCOME RECONCILIATION

A reconciliation of policyholder's surplus as of December 31, 2005 and net income for the year ended, as previously reported in the Company's annual statements filed with regulatory authorities, and the amounts, as adjusted, reported in the accompanying statutory basis financial statements, is presented in the following table:

                                                                        POLICYHOLDERS'      NET
                                                                           SURPLUS        INCOME
                                                                        ------------------------

AS REPORTED IN THE 2005 ANNUAL STATEMENT PREVIOUSLY FILED                 $8,046,993    $ 58,744

 Adjustment to accruals and provisions, net of federal income tax             73,170      73,170
                                                                        ------------------------

AS REPORTED IN THE ACCOMPANYING STATUTORY BASIS FINANCIAL STATEMENTS      $8,120,163    $131,914
                                                                        ========================

Certain expense accruals and provisions are calculated differently for GAAP basis financials and NAIC SAP basis financials. During the preparation of the annual statement, the Company did not properly eliminate or adjust the GAAP basis accruals and provisions when the NAIC SAP basis accruals and provisions were recorded. As a result, certain expenses were recorded twice.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2005, are included in Part B of the registration statement.

     (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2005, for the year ended December 31, 2004 and for the year ended December 31, 2003 are included in Part B of the registration statement.

     (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005 are included in Part B of the registration statement.

(b)  Exhibits.

     (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts.
                 (1)

     (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated
                 September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (9)

     (2)         N/A

     (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (9)

     (3)(b)      Form of Selling Group Agreement. (12)

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87). (1)

     (4)(b)      Form of Individual Variable Annuity Policy (11VAN0896). (1)

     (4)(c)      Form of Group Variable Annuity Policy (11VAN0896GP). (1)

     (4)(d)      Form of Variable Annuity Certificate of Coverage (16VAN0896).
                 (1)

     (4)(e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999). (2)

     (4)(f)      Form of Individual Variable Annuity Policy (11NLVAN100). (3)

     (4)(g)      Form of Group Immediate Variable Annuity Contract. (5)

     (4)(h)      Single Premium Immediate Variable Annuity Certificate. (5)

     (4)(i)      Certificate Schedule and Annuity Options. (5)

     (4)(j)      Form of Group Variable Annuity Policy (16GNSVAN0800). (6)

     (4)(k)      Form of Endorsement - Partial Withdrawal Option (16GVPW0403).
                 (11)

     (4)(l) Form of Endorsement - Initial Allocation of Net Single Premium (16GVMM403). (11)

     (4)(m) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 11GVIA1000. (14)

     (4)(n) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 16GVIA1000.
                 (14)

     (4)(o)      Form of Certificate Schedule, Form No. 16GVIA1000. (14)

     (5)(a)      Form of Variable Annuity Application (14VAN897). (1)

     (5)(b)      Form of Flexible Variable Annuity Application (56778 11/96).
                 (1)

     (5)(c)      Form of Single Variable Annuity Application (52970 11/96). (1)

     (5)(d)      Form of Group Variable Annuity Application (56451 11/96). (1)

     (5)(e) Form of Variable Immediate Annuity Application (14GVIA0403 rev041906). (Filed herewith)

     (6)(a) Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

     (6)(b) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

     (6)(c) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (9)

     (6)(d) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (15)

     (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (12)

     (7)         N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company.
                 (9)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (9)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                 February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (9)

     (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (9)

     (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

     (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (12)

     (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated
                 February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (13)

     (8)(b)(i) Form of Participation Agreement between AIG Life Insurance Company and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (4)

     (8)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd,
                 LLP) and AIG Life Insurance Company, dated October 1, 2001. (9)

     (8)(c)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (4)

     (8)(c)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (10)

     (8)(d) Form of Participation Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002. (7)

     (8)(e) Form of Business Agreement between AIG Life Insurance Company and American Funds Distributors, Inc. dated February, 2002. (7)

     (8)(f) Form of Master Services Agreement between AIG Life Insurance Company and Franklin Templeton Funds dated February, 2002. (7)

     (8)(g) Form of Fund Participation Agreement between AIG Life Insurance Company and Liberty Funds Services, Inc. (now known as Columbia) dated February, 2002. (7)

     (8)(h) Form of Participation Agreement between AIG Life Insurance Company and MFS Fund Distributors, Inc. dated February, 2002.
                 (7)

     (8)(i) Form of Participation Agreement between AIG Life Insurance Company and Oppenheimer Funds Distributor, Inc. dated February, 2002. (7)

     (8)(j) Form of Participation Agreement between AIG Life Insurance Company and Putnam Retail Management, L.P. dated February, 2002. (7)

     (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (10)

     (8)(l) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (15)

     (8)(m) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (15)

     (9)(a) Opinion and Consent of Counsel, Kenneth D. Walma, for AIG Life Insurance Company, dated May 1, 2002. (8)

     (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (16)

     (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (16)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)        N/A

     (12)        N/A

     (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (17)

--------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-39171) filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

(3) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-31972) filed on March 8, 2000.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-36260) filed on December 28, 2001.

(5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-36260) filed on November 8, 2000.

(6) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-49128) filed on November 27, 2000.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-36260) filed on February 13, 2002.

(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-36260) filed on May 1, 2002.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on May 21, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(14) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-108725) of Variable Account I of AIG Life Insurance Company filed on September 12, 2003.

(15) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on October 24, 2005.

(17) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on March 24, 2006.

Item 25. Directors and Officers of the Depositor

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------------ ------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff      Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz           Director, Chairman-Global High Net Worth, Corporate
830 Third Avenue         Markets & Domestic Institutional Profit Center, and
New York, NY 10022       Chief Executive Officer-Global High Net Worth,
                         Corporate Markets & Domestic Institutional Profit
                         Center

Mary Jane Fortin         Director, Executive Vice President and Chief Financial
2929 Allen Parkway       Officer
Houston, TX 77019

David L. Herzog          Director
70 Pine Street
New York, NY 10270

Richard A. Hollar        Director, Chairman-Independent Distribution Profit
750 West Virginia Street Center & Chief Executive Officer-Independent
Milwaukee, WI 53204      Distribution Profit Center

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------------ -----------------------------------------------------
Royce G. Imhoff, II      Director, President-Independent Distribution and
2929 Allen Parkway       Affluent Profit Center
Houston, TX 77019

Gary D. Reddick          Director, Executive Vice President and Chief
2929 Allen Parkway       Administrative Officer
Houston, TX 77019

Christopher J. Swift     Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley         Director, President-Group Benefit & Financial
2929 Allen Parkway       Institutions Profit Center and Chief Executive
Houston, TX 77019        Officer-Group Benefit & Financial Institutions Profit
                         Center

Matthew Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker         President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien      President-Independent Agency Group
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner    President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele          President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

David R. Armstrong       Executive Vice President-Group Benefit & Financial
3600 Route 66            Institutions
Neptune, NJ 07754

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
---------------------- -----------------------------------------------------
Chris T. Calos         Executive Vice President and Executive Vice
3600 Route 66          President-Group Benefit & Financial Institutions
Neptune, NJ 07754

Rebecca G. Campbell    Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan          Executive Vice President-Operations, Independent
750 West Virginia St.  Distribution Profit Center
Milwaukee, WI 53204

Steven D. Anderson     Senior Vice President-Independent Distribution Profit
2727 Allen Parkway     Center and Chief Financial Officer-Independent
Houston, TX 77019      Distribution Profit Center

Erik A. Baden          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein    Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi       Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson     Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli         Senior Vice President and
830 Third Avenue       Chief Business Development Officer
New York, NY 10022

Name and Principal     Positions and Offices with Depositor
Business Address       AIG Life Insurance Company
---------------------- ------------------------------------------------
Robert M. Goldbloom    Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding   Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller 2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings       Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal    Positions and Offices with Depositor
Business Address      AIG Life Insurance Company
--------------------- ------------------------------------------
Laura W. Milazzo      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Barry Pelleterri      Senior Vice President
3600 Route 66
Neptune, NJ 07754

Dennis H. Roberts     Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele      Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Michael W. Witwer     Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps     Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman   Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon       Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel        Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------------ ------------------------------------
Walter E. Bednarski      Vice President
3600 Route 66
Neptune, NJ 07754-1580

Paul Bell, III           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen        Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

David R. Brady           Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman     Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

James B. Brown           Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield     Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner        Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey      Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal        Positions and Offices with Depositor
Business Address          AIG Life Insurance Company
------------------------- --------------------------------------
Mark E. Childs            Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi          Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack        Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan        Vice President
2727 Allen Parkway
Houston, TX 77019

Donna F. Fahey            Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi       Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr. Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal      Positions and Offices with Depositor
Business Address        AIG Life Insurance Company
----------------------- --------------------------------------
Richard L. Gravette     Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer    Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger   Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Craig H. Harrel         Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington     Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty           Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig          Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby          Vice President
2727 Allen Parkway
Houston, TX 77019

Karen M. Isaacs         Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------------ -------------------------------------------------
David S. Jorgensen       Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman         Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Frank A. Kophamel        Vice President
3600 Route 66
Neptune, NJ 07754

Charles L. Levy          Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis              Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley            Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers          Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett     Vice President
2727 Allen Parkway
Houston, TX 77019

Randy J. Marash          Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal       Positions and Offices with Depositor
Business Address         AIG Life Insurance Company
------------------------ --------------------------------------------------
David S. Martin          Vice President-Underwriting
2929 Allen Parkway
Houston, TX 77019

W. Larry Mask            Vice President, Real Estate Investment Officer and
2727 Allen Parkway       Assistant Secretary
Houston, TX 77019

Gordon S. Massie         Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall         Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland     Vice President
2727 Allen Parkway
Houston, TX 77019

Richard A. Mercante      Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael       Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio            Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller         Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal        Positions and Offices with Depositor
Business Address          AIG Life Insurance Company
------------------------- --------------------------------------------------
Michael R. Murphy         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols           Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson        Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
2929 Allen Parkway        Assistant Secretary
Houston, TX 77019

Lori J. Payne             Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen       Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival         Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel          Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins             Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.    Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal      Positions and Offices with Depositor
Business Address        AIG Life Insurance Company
----------------------- -------------------------------------------
Dale W. Sachtleben      Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin Sather          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott        Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Tom L. Scott            Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires          Vice President and Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton     Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba       Vice President
2929 Allen Parkway
Houston, TX 77019

Paul Turner             Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh         Vice President
3600 Route 66
Neptune, NJ 07754

Curt Vondrasek          Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Name and Principal    Positions and Offices with Depositor
Business Address      AIG Life Insurance Company
--------------------- ------------------------------------
Christian D. Weiss    Vice President
#1 Franklin Square
Springfield, IL 62713

Ronald J. Williams    Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck     Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                        Percentage
                                                                        of Voting
                                                                        Securities
                                                       Jurisdiction of Owned by its
                                                        Incorporation   Immediate
                                                       or Organization Parent/(2)/
                                                       --------------- ------------
American International Group, Inc./(1)/...............     Delaware         /(3)/
   AIG Aviation, Inc..................................      Georgia         100
   AIG Bulgaria Insurance and Reinsurance Company EAD.     Bulgaria         100
   AIG Capital Corporation............................     Delaware         100
       AIG Consumer Finance Group, Inc................     Delaware         100
          AIG Bank Polska S.A.........................       Poland       99.92
          AIG Credit S.A..............................       Poland         100
          Compania Financiera Argentina S.A...........    Argentina         100
       AIG Equipment Finance Holdings, Inc............     Delaware         100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
          AIG Commercial Equipment Finance, Inc.................................       Delaware       100
              AIG Commercial Equipment Finance Company, Canada..................         Canada       100
       AIG Finance Holdings, Inc................................................       New York       100
          AIG Finance (Hong Kong) Limited.......................................      Hong Kong       100
       AIG Global Asset Management Holdings Corp................................       Delaware       100
          AIG Asset Management Services, Inc....................................       Delaware       100
              Brazos Capital Management, L.P....................................       Delaware        92
          AIG Capital Partners, Inc.............................................       Delaware       100
          AIG Equity Sales Corp.................................................       New York       100
          AIG Global Investment Corp............................................     New Jersey       100
          AIG Global Securities Lending Corp....................................       Delaware       100
       International Lease Finance Corporation..................................     California     67.23/(4)/
       AIG Global Real Estate Investment Corp...................................       Delaware       100
   AIG Credit Corp..............................................................       Delaware       100
       A.I. Credit Consumer discount Corp.......................................   Pennsylvania       100
       A.I. Credit Corp.........................................................  New Hampshire       100
       AICCO, Inc...............................................................       Delaware       100
       AICCO, Inc...............................................................     California       100
       AIG Credit Corp. of Canada...............................................         Canada       100
       Imperial Premium Funding Inc.............................................       Delaware       100
   AIG Egypt Insurance Company, S.A.E...........................................          Egypt     89.98
   AIG Federal Savings Bank.....................................................         U.S.A.       100
   AIG Financial Advisor Services, Inc..........................................       Delaware       100
       AIG Financial Advisor Services (Europe), S.A.............................     Luxembourg       100
   AIG Financial Products Corp..................................................       Delaware       100
       AIG Matched Funding Corp.................................................       Delaware       100
       Banque AIG...............................................................         France        90/(5)/
   AIG Funding, Inc.............................................................       Delaware       100
   AIG Global Trade & Political Risk Insurance Company..........................     New Jersey       100
   A.I.G. Golden Insurance Ltd..................................................         Israel     50.01
   AIG Life Holdings (International) LLC........................................       Delaware       100
       American International Reinsurance Company, Ltd..........................        Bermuda       100
          AIG Edison Life Insurance Company.....................................          Japan        90/(6)/
          American International Assurance Company, Limited.....................      Hong Kong       100
          American International Assurance Company (Australia) Limited..........      Australia       100
          American International Assurance Company (Bermuda) Limited............        Bermuda       100
              American International Assurance Co. (Vietnam) Limited............        Vietnam       100
              Tata AIG Life Insurance Company Limited...........................          India        26
          Nan Shan Life Insurance Company, Ltd..................................         Taiwan        95
   AIG Life Insurance Company...................................................       Delaware        79/(7)/
   AIG Life Insurance Company of Puerto Rico....................................    Puerto Rico       100
   AIG Liquidity Corp...........................................................       Delaware       100
   AIG Marketing, Inc...........................................................       Delaware       100
   AIG Private Bank Ltd.........................................................    Switzerland       100
   AIG Retirement Services, Inc.................................................       Delaware       100/(8)/

                              SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                               of Voting
                                                                                               Securities
                                                                              Jurisdiction of Owned by its
                                                                               Incorporation   Immediate
                                                                              or Organization Parent/(2)/
                                                                              --------------- ------------
       SunAmerica Life Insurance Company.....................................        Arizona       100
          SunAmerica Investments, Inc........................................        Georgia        70/(9)/
              AIG Advisor Group, Inc.........................................       Maryland       100
                 Advantage Capital Corporation...............................       New York       100
                 FSC Securities Corporation..................................       Delaware       100
                 Royal Alliance Associates, Inc..............................       Delaware       100
                 Sentra Securities Corporation...............................     California       100
                 Spelman & Co., Inc..........................................     California       100
                 SunAmerica Securities, Inc..................................       Delaware       100
              AIG SunAmerica Life Assurance Company..........................        Arizona       100/(10)/
                 AIG SunAmerica Asset Management Corp........................       Delaware       100
                     AIG SunAmerica Capital Services. Inc....................       Delaware       100
              First SunAmerica Life Insurance Company........................       New York       100
   AIG Risk Management, Inc..................................................       New York       100
   AIG Technologies, Inc.....................................................  New Hampshire       100
   AIGTI, Inc................................................................       Delaware       100
   AIG Trading Group Inc.....................................................       Delaware       100
       AIG International, Inc................................................       Delaware       100
   AIU Holdings, LLC.........................................................       Delaware       100
       AIG Central Europe & CIS Insurance Holdings Corporation...............       Delaware       100
          AIG Bulgaria Insurance and Reinsurance Company
            EAD..............................................................       Bulgaria       100
          AIG Czech Republic pojistovna, as.................................. Czech Republic       100
          AIG Kazakhstan Insurance Company, S.A..............................      Kzakhstan     88.87
       AIU Africa Holdings, Inc..............................................       Delaware       100
          AIG Kenya Insurance Company, Limited...............................          Kenya       100
       AIG Memsa, Inc........................................................       Delaware       100
          AIG Iraq...........................................................       Delaware       100
          AIG Lebanon, S.A.L.................................................        Lebanon       100
          AIG Libya, Inc.....................................................       Delaware       100
          AIG Hayleys Investment Holdings (Private) Ltd......................      Sri Lanka        80
              Hayleys AIG Insurance Company, Ltd.............................      Sri Lanka       100
          AIG Sigorta A.S....................................................         Turkey       100
          Tata AIG General Insurance Company Limited.........................          India        26
   AIU Insurance Company.....................................................       New York        52/(11)/
   AIU North America, Inc....................................................       New York       100
   American General Corporation..............................................          Texas       100
       American General Bancassurance Services, Inc..........................       Illinois       100
       AGC Life Insurance Company............................................       Missouri       100
          AIG Life Holdings (Canada), ULC....................................         Canada       100
              AIG Assurance Canada...........................................         Canada       100
              AIG Life Insurance Company of Canada...........................         Canada       100
          AIG Life of Bermuda, Ltd...........................................        Bermuda       100
          American General Life and Accident Insurance
            Company..........................................................      Tennessee       100
          American General Life Insurance Company............................          Texas       100
              American General Annuity Service Corporation...................          Texas       100

                              SUBSIDIARIES OF AIG

                                                                                                    Percentage
                                                                                                    of Voting
                                                                                                    Securities
                                                                                   Jurisdiction of Owned by its
                                                                                    Incorporation   Immediate
                                                                                   or Organization Parent/(2)/
                                                                                   --------------- ------------
              AIG Enterprise Services, LLC........................................       Delaware       100
              American General Equity Services Corporation........................       Delaware       100
              American General Life Companies, LLC................................       Delaware       100
              The Variable Annuity Life Insurance Company.........................          Texas       100
                 VALIC Retirement Services Company................................          Texas       100
                 VALIC Trust Company..............................................          Texas       100
          American General Property Insurance Company.............................      Tennessee     51.85/(12)/
              American General Property Insurance Company of Florida..............        Florida       100
          AIG Annuity Insurance Company...........................................          Texas       100
          The United States Life Insurance Company in the City of New York........       New York       100
       American General Finance, Inc..............................................        Indiana       100
          American General Auto Finance, Inc......................................       Delaware       100
          American General Finance Corporation....................................        Indiana       100
              MorEquity, Inc......................................................         Nevada       100
                 Wilmington Finance, Inc..........................................       Delaware       100
              Merit Life Insurance Co.............................................        Indiana       100
              Yosemite Insurance Company..........................................        Indiana       100
                 CommoLoCo, Inc...................................................    Puerto Rico       100
          American General Financial Services of Alabama, Inc.....................       Delaware       100
       American General Investment Management Corporation.........................       Delaware       100
       American General Realty Investment Corporation.............................          Texas       100
       American General Assurance Company.........................................       Illinois       100
          American General Indemnity Company......................................       Illinois       100
       Knickerbocker Corporation..................................................          Texas       100
   American Home Assurance Company................................................       New York       100
       AIG Domestic Claims, Inc...................................................       Delaware        50/(13)/
       AIG Hawaii Insurance Company, Inc..........................................         Hawaii       100
          American Pacific Insurance Company, Inc.................................         Hawaii       100
       American International Insurance Company...................................       New York       100
          American International Insurance Company of California, Inc.............     California       100
          American International Insurance Company of New Jersey..................     New Jersey       100
          Minnesota Insurance Company.............................................      Minnesota       100
       American International Realty Corp.........................................       Delaware      31.5/(14)/
       Pine Street Real Estate Holdings Corp......................................  New Hampshire     31.47/(14)/
       Transatlantic Holdings, Inc................................................       Delaware     33.41/(15)/
          Transatlantic Reinsurance Company.......................................       New York       100
              Putnam Reinsurance Company..........................................       New York       100
              Trans Re Zurich.....................................................    Switzerland       100
   American International Insurance Company of Delaware...........................       Delaware       100
   American International Life Assurance Company of New York......................       New York     77.52/(16)/
   American International Reinsurance Company, Ltd................................        Bermuda       100
   American International Underwriters Corporation................................       New York       100
   American International Underwriters Overseas, Ltd..............................        Bermuda       100
       AIG Europe (Ireland) Limited...............................................        Ireland       100
       AIG Europe (U.K.) Limited..................................................        England       100

                              SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                             of Voting
                                                                                                             Securities
                                                                                            Jurisdiction of Owned by its
                                                                                             Incorporation   Immediate
                                                                                            or Organization Parent/(2)/
                                                                                            --------------- ------------
       AIG Brasil Companhia de Seguros.....................................................        Brazil         50
       AIG General Insurance (Vietnam) Company Limited.....................................       Vietnam        100
       Universal Insurance Co., Ltd........................................................      Thailand        100
       La Seguridad de Centroamerica, Compania de Seguros S.A..............................     Guatemala        100
       La Meridional Compania Argentina de Seguros.........................................     Argentina        100
       American International Insurance Company of Puerto Rico.............................   Puerto Rico        100
       A.I.G. Colombia Seguros Generales S.A...............................................      Colombia        100
       American International Underwriters GmBH............................................       Germany        100
       Richmond Insurance Company Limited..................................................       Bermuda        100
       Underwriters Adjustment Company, Inc................................................        Panama        100
   American Life Insurance Company.........................................................      Delaware        100
       AIG Life (Bulgaria) Z.D. A.D........................................................      Bulgaria        100
       ALICO, S.A..........................................................................        France        100
       First American Polish Life Insurance and Reinsurance Company, S.A...................        Poland        100
       Inversiones Interamericana S.A. (Chile).............................................         Chile        100
       Pharaonic American Life Insurance Company...........................................         Egypt      71.63
       Unibanco AIG Seguros S.A............................................................        Brazil      47.81/(17)/
   AIG Life Insurance Company (Switzerland) Ltd............................................   Switzerland        100
   American Security Life Insurance Company, Ltd...........................................  Lichtenstein        100
   Birmingham Fire Insurance Company of Pennsylvania.......................................  Pennsylvania        100
   China America Insurance Company, Ltd....................................................      Delaware         50
   Commerce and Industry Insurance Company.................................................      New York        100
   Commerce and Industry Insurance Company of Canada.......................................       Ontario        100
   Delaware American Life Insurance Company................................................      Delaware        100
   Hawaii Insurance Consultants, Ltd.......................................................        Hawaii        100
   HSB Group, Inc..........................................................................      Delaware        100
       The Hartford Steam Boiler Inspection and Insurance Company..........................   Connecticut        100
          The Hartford Steam Boiler Inspection and Insurance Company of Connecticut........   Connecticut        100
          HSB Engineering Insurance Limited................................................       England        100
              The Boiler Inspection and Insurance Company of Canada........................        Canada        100
   The Insurance Company of the State of Pennsylvania......................................  Pennsylvania        100
   Landmark Insurance Company..............................................................    California        100
   Mt. Mansfield Company, Inc..............................................................       Vermont        100
   National Union Fire Insurance Company of Pittsburgh, Pa.................................  Pennsylvania        100
       American International Specialty Lines Insurance Company............................        Alaska         70/(18)/
       Lexington Insurance Company.........................................................      Delaware         70/(18)/
          AIG Centennial Insurance Company.................................................  Pennsylvania        100
              AIG Premier Insurance Company................................................  Pennsylvania        100
                 AIG Indemnity Insurance Company...........................................  Pennsylvania        100
              AIG Preferred Insurance Company..............................................  Pennsylvania        100
              AIG Auto Insurance Company of New Jersey.....................................    New Jersey        100
          JI Accident & Fire Insurance Co. Ltd.............................................         Japan         50
       National Union Fire Insurance Company of Louisiana..................................     Louisiana        100
       National Union Fire Insurance Company of Vermont....................................       Vermont        100
       21st Century Insurance Group........................................................    California      33.03/(19)/

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
          21st Century Insurance Company........................................     California       100
          21st Century Casualty Company.........................................     California       100
          21st Century Insurance Company of the Southwest.......................          Texas       100
       Starr Excess Liability Insurance Company, Ltd............................       Delaware       100
          Starr Excess Liability Insurance International Ltd....................        Ireland       100
   NHIG Holding Corp............................................................       Delaware       100
       Audubon Insurance Company................................................      Louisiana       100
          Audubon Indemnity Company.............................................    Mississippi       100
          Agency Management Corporation.........................................      Louisiana       100
              The Gulf Agency, Inc..............................................        Alabama       100
       New Hampshire Insurance Company..........................................   Pennsylvania       100
          AIG Europe, S.A.......................................................         France     70.48/(20)/
          AI Network Corporation................................................       Delaware       100
          American International Pacific Insurance Company......................       Colorado       100
          American International South Insurance Company........................   Pennsylvania       100
          Granite State Insurance Company.......................................   Pennsylvania       100
          New Hampshire Indemnity Company, Inc..................................   Pennsylvania       100
              AIG National Insurance Company, Inc...............................       New York       100
          Illinois National Insurance Co........................................       Illinois       100
          New Hampshire Insurance Services, Inc.................................  New Hampshire       100
       AIG Star Life Insurance Co., Ltd.........................................          Japan       100
   The Philippine American Life and General Insurance Company...................    Philippines     99.78
       Pacific Union Assurance Company..........................................     California       100
       Philam Equitable Life Assurance Company, Inc.............................    Philippines     95.31
       Philam Insurance Company, Inc............................................    Philippines       100
   Risk Specialist Companies, Inc...............................................       Delaware       100
   United Guaranty Corporation.................................................. North Carolina     36.3l/(21)/
       A.I.G. Mortgage Holdings Israel, Ltd.....................................         Israel     82.12
          E.M.I.-Ezer Mortgage Insurance Company, Limited.......................         Israel       100
       AIG United Guaranty Agenzia DI Assicurazione S.R.L.......................          Italy       100
       AIG United Guraranty Insurance (Asia) Limited............................      Hong Kong       100
       AIG United Guaranty Re, Ltd..............................................        Ireland       100
       United Guaranty Insurance Company........................................ North Carolina       100
       United Guaranty Mortgage Insurance Company............................... North Carolina       100
       United Guaranty Mortgage Insurance Company of North Carolina............. North Carolina       100
       United Guaranty Partners Insurance Company...............................        Vermont        80
       United Guaranty Residential Insurance Company of North Carolina.......... North Carolina       100
       United Guaranty Residential Insurance Company............................ North Carolina     75.03/(22)/
          United Guaranty Commercial Insurance Company of North Carolina........ North Carolina       100
          United Guaranty Mortgage Indemnity Company............................ North Carolina       100
          United Guaranty Credit Insurance Company.............................. North Carolina       100
       United Guaranty Services, Inc............................................ North Carolina       100

(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

Item 27. Number of Contract Owners

As of April 3, 2006, there were fifteen (15) owners of contracts of the class covered by this registration statement, fifteen (15) qualified contracts and zero (0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account II of AIG Life Insurance Company, which offers interests in flexible premium variable universal life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal     Positions and Offices with Underwriter
Business Address       American General Equity Services Corporation
---------------------- --------------------------------------------------
Rodney O. Martin, Jr. Director and Chairman of the Board of Directors 2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire        Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick        Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II    President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr. Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington      Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson     Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway     Money Laundering Compliance Officer
Houston, TX 77019

Name and Principal   Positions and Offices with Underwriter
Business Address     American General Equity Services Corporation
-------------------- --------------------------------------------
T. Clay Spires       Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck    Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker         Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson    Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming      Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore     Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                       Net
                  Underwriting
Name of Principal Discounts and Compensation   Brokerage
Underwriter        Commissions  on Redemption Commissions Compensation
----------------- ------------- ------------- ----------- ------------
American General        0             0            0           0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)  Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b)  Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this

Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 28th day of April, 2006.

                                    VARIABLE ACCOUNT I OF AIG LIFE
                                    INSURANCE COMPANY
                                    (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND COMPTROLLER

                                   AIGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature             Title                          Date
--------------------- -----------------------------  --------------
RODNEY O. MARTIN, JR. Director, Chairman, President April 28, 2006 --------------------- and Chief Executive Officer
RODNEY O. MARTIN, JR.

MARY JANE FORTIN      Director, Chief Financial      April 28, 2006
--------------------- Officer and Executive Vice
MARY JANE FORTIN      President

M. BERNARD AIDINOFF   Director                       April 28, 2006
---------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ        Director                       April 28, 2006
---------------------
DAVID J. DIETZ

DAVID L. HERZOG       Director                       April 28, 2006
---------------------
DAVID L. HERZOG

RICHARD A. HOLLAR     Director                       April 28, 2006
---------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II    Director                       April 28, 2006
---------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

Signature            Title                          Date
-------------------- -----------------------------  --------------
GARY D. REDDICK      Director                       April 28, 2006
--------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT Director                       April 28, 2006
--------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY     Director                       April 28, 2006
--------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                      333-36260
                                                                      811-05301

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2006.

                                         NATIONAL UNION FIRE INSURANCE
                                         COMPANY OF PITTSBURGH, PA.

                                         BY: ROBERT S. SCHIMEK
                                             ----------------------------------
                                             ROBERT S. SCHIMEK
                                             SENIOR VICE PRESIDENT
                                             AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature            Title                          Date
-------------------- -----------------------------  --------------
*KRISTIAN P. MOOR    Director and Chairman          April 28, 2006
--------------------
KRISTIAN P. MOOR

JOHN Q. DOYLE        Director and President         April 28, 2006
--------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK   Director, Senior Vice          April 28, 2006
-------------------- President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF Director                       April 28, 2006
--------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER Director                       April 28, 2006
--------------------
STEVEN J. BENSINGER

*CHARLES H. DANGELO  Director                       April 28, 2006
--------------------
CHARLES H. DANGELO

*DAVID L. HERZOG     Director                       April 28, 2006
--------------------
DAVID L. HERZOG

*ROBERT E. LEWIS     Director                       April 28, 2006
--------------------
ROBERT E. LEWIS

Signature          Title                          Date
---------          -----------------------------  --------------
*WIN J. NEUGER     Director                       April 28, 2006
------------------
WIN J. NEUGER

*ROBERT M. SANDLER Director                       April 28, 2006
------------------
ROBERT M. SANDLER

*NICHOLAS S. TYLER Director                       April 28, 2006
------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH Director                       April 28, 2006
------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      -------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit 13(a) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

    (5)(e) Form of Variable Immediate Annuity Application (14GVIA0403 rev041906).

    (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1